Semi Annual Report

September 30, 1997

Franklin California
Tax-Free Income Fund

CELEBRATING 50 YEARS

This year marks 50 years of business for Franklin Templeton. Over these years, the mutual fund industry has experienced profound changes in technology, regulations and customer expectations. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest around the globe. We thank you for your past support and look forward to serving your investment needs in the years ahead.


CONTENTS


Shareholder Letter.........................        1
Manager's Discussion.......................        3
Performance Summary........................        5
Financial Highlights &
Statement of Investments...................        9
Financial Statements.......................       57
Notes to
Financial Statements.......................       60


SHAREHOLDER LETTER

Dear Shareholder:

It's a pleasure to bring you the Franklin California Tax-Free Income Fund's semi-annual report for the period ended September 30, 1997.

During the six months  under  review,  the U.S.  economy  continued  its healthy expansion. Just prior to the beginning of the period, in March, the Federal Reserve Board (the Fed) raised short-term interest rates 25 basis points, from 5.25% to 5.50%. The Fed's rate increase was in response to tight labor markets and its concern that possible wage demands could lead to inflation. Subsequently, interest rates reached their highest point of the year in April. Concerns over inflation soon dissipated, however, as reports released later in the period indicated few signs of inflation and showed economic growth was moderating. In this low-inflation and moderate-growth environment, interest rates decreased slightly. The 30-year U.S. Treasury bond started the six-month period offering a rate of 7.10% and finished at 6.41% on September 30, 1997.1

Over the period, we have continued to see many insured municipal issues brought to the market. As individual state economies enjoyed healthy growth, state and local governments witnessed an increase in their revenues. Voter resistance toward higher taxes helped restrain government spending, causing government fiscal positions and credit ratings to strengthen. As credit qualities rose, municipal bond insurance became relatively cheap for state and local governments. Furthermore, increased competition among the municipal insurance companies also contributed to lower insurance costs for issuers. Overall, municipal issuers favored insured bonds because of the stronger market appeal for this type of security.

1. Source: Federal Reserve H15 Report, 30-Year Constant Maturity Index, 9/30/97.

Our Municipal Bond Department reacted to the opportunities inherent in the increased issues of insured bonds and the prepayment of outstanding municipal securities. As a policy -- and as the market permits -- we continue to enjoy the income from prerefunded holdings until they have a term left of approximately five years. Ideally, at this time the gains are captured and the proceeds are reinvested in bonds with greater call protection.

As always, we continue to stress a long-term investment perspective. The financial markets always have been -- and probably always will be -- subject to daily fluctuation. No one can predict the future performance of the securities markets, but history has shown that, over the long term, stocks and bonds have delivered impressive results when income is left to compound. We encourage you to review your investment program periodically with your investment representative, and focus on your continuing long-term goals. If you have any questions concerning the Franklin California Tax-Free Income Fund, we welcome the opportunity to answer them.

Sincerely,


Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund




Thomas J. Kenny
Director
Franklin Municipal Bond Department

MANAGER'S DISCUSSION


Your Fund's Objective: The Franklin California Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes through a portfolio consisting primarily of California municipal bonds.1

California Economic Update California's growing economy continued to improve during the six-month reporting period. Previously, defense cutbacks by the federal government had resulted in significant job losses for the state. These job losses have since been replaced, and currently California's unemployment rate has generally decreased from March through August by a greater amount than the corresponding national rate.2 In addition to gains in employment, California has also enjoyed significant appreciation within its real estate market, as demand for new housing continues to escalate.

The broader national economic environment continues to bode well for California. The U.S. economy grew at a moderate rate, and interest rates have declined since Congress and the President enacted the balanced budget agreement. While there was some fear that the new treatment of IRAs in the budget agreement would adversely affect the municipal bond market, this has not occurred, and seems at the moment, an unfounded concern.


Portfolio Breakdown
9/30/97

                                       % of Total
                                        Long-Term
Sector                                 Investments
-------------------------------------------------------------------------------
Utilities                                 16.8%
Certificates of Participation             14.4%
Prerefunded                               12.1%
Transportation                            10.8%
Tax-Allocation Bonds                       8.5%
Hospitals                                  7.9%
Marks-Roos Bonds                           6.5%
Housing                                    5.6%
General Obligation                         4.4%
Mello-Roos Bonds                           3.4%
Education                                  2.3%
Sales Tax Revenue                          1.9%
Health Care                                1.8%
Other Revenue                              1.7%
Special Assessment Bonds                   1.6%
Industrial                                 0.3%

For a complete list of portfolio holdings, please see page 11.

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.
2. Source: U.S. Bureau of Labor Statistics.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


PORTFOLIO NOTES

During the six-month reporting period, we sold prerefunded bonds and bought debt securities with longer call protections than those we sold. Generally, we attempt to replace prerefunded bonds when their call dates are approximately five years away. Prerefunded bonds' values decline rapidly to their call price, as they approach five years to their call date. Thus, selling such bonds can help extend the fund's income earning potential and protect your share value. As a result of this investment strategy, prerefunded bond holdings decreased from 13.8% to 12.1% of the fund's total long-term investments over the course of the reporting period.

Many of the new municipal bond issues entering the California market were insured, and as of June 30, 1997 insured bonds composed over 80% of new issues. Using the proceeds from our sales of prerefunded bonds, we concentrated on purchasing these insured securities, because the difference in yields between AAA and lower-rated securities is very tight.3 As a result, we increased the fund's portfolio holdings of AAA-rated securities by 3.9%, from 44.7% to 48.6%, over the reporting period.

3. Fund shares are not insured by any U.S. or other government agency, are subject to market risks and will fluctuate in value. Insurance relates only to the payment of principal and interest on the portfolio's securities.


PERFORMANCE SUMMARY

Class I

Franklin California Tax-Free Income Fund's Class I share price, as measured by net asset value, increased 21.0 cents, from $7.09 on March 31, 1997, to $7.30 on September 30, 1997.

At the end of this reporting period, your fund's distribution rate was 5.51%, based on an annualization of September's monthly dividend of 3.5 cents ($0.035) per share and the maximum offering price of $7.62 on September 30, 1997. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment of similar quality. For example, if you are in the maximum combined federal and California state personal income tax bracket, you would have to earn 10.06% from a taxable investment to match your fund's double tax-free distribution rate.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Dividend Distributions
4/1/97 - 9/30/97

                    Dividend
Month               per Share
-------------------------------------------------------------------------
April               3.60 cents
May                 3.60 cents
June                3.60 cents
July                3.50 cents
August              3.50 cents
September           3.50 cents
-------------------------------------------------------------------------
Total              21.3 cents

Class I
Periods ended 9/30/97

                                      Since
                                    Inception
--------------------------------------------------------------------------------

                            1-Year   5-Year  10-Year  (2/1/77)
Cumulative Total Return1     8.39%   39.84%   121.58%   246.86%
Average Annual Total Return2 3.75%    6.01%     7.81%     5.98%
Distribution Rate3                         5.51%
Taxable Equivalent Distribution Rate4     10.06%
30-Day Standardized Yield5                 4.69%
Taxable Equivalent Yield4                  8.56%

1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include the sales charges.
2. Average annual total returns represent the average annual change in value of an investment over the specified periods and reflect the current, maximum 4.25% initial sales charge. See Note below.
3. Distribution rate is based on an annualization of the current 3.5 cents per share monthly dividend and the maximum offering price of $7.62 on September 30, 1997.
4. Equivalent taxable distribution rate and yield assume the 1997 maximum combined federal and California state personal income tax bracket of 45.22%, based on the 39.6% federal income tax rate.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1997.
Note: Prior to July 1,1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the offering price; thus, actual total returns would differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.
All total return calculations assume reinvestment of dividends and capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Class II
Franklin California Tax-Free Income Fund's Class II share price, as measured by net asset value, increased 20.0 cents, from $7.09 on March 31, 1997, to $7.29 on September 30, 1997.

At the end of this reporting period, your fund's distribution rate was 5.20%, based on an annualization of September's monthly dividend of 3.19 cents ($0.0319) per share and the maximum offering price of $7.36 on September 30, 1997. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment of similar quality. For example, if you are in the maximum combined federal and California state personal income tax bracket, you would have to earn 9.49% from a taxable investment to match your fund's double tax-free distribution rate.

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Dividend Distributions
4/1/97 - 9/30/97
                    Dividend
Month               per Share
-------------------------------------------------------------------------
April              3.26 cents
May                3.26 cents
June               3.26 cents
July               3.19 cents
August             3.19 cents
September          3.19 cents
-------------------------------------------------------------------------
Total             19.35 cents


Past performance is not predictive of future results.


Class II

Periods ended 9/30/97
                                                          Since
                                                        Inception

                                              1-Year   (5/1/95)
-------------------------------------------------------------------------------
Cumulative Total Return1                       7.81%     18.38%
Average Annual Total Return2                   5.77%      6.79%
Distribution Rate3                    5.20%
Taxable Equivalent Distribution Rate4 9.49%
30-Day Standardized Yield5            4.29%
Taxable Equivalent Yield4             7.83%

1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include sales charges.
2. Average annual total returns represent the average annual change in value of an investment over the specified periods and reflect the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.
3. Distribution rate is based on an annualization of the current 3.19 cents per share monthly dividend and the offering price of $7.36 on September 30, 1997.
4. Equivalent taxable distribution rate and yield assume the 1997 maximum combined federal and California state personal income tax bracket of 45.22%, based on the 39.6% federal income tax rate.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1997.
All total return calculations assume reinvestment of dividends and capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Highlights

                                                                            Class I
                                              Six Months Ended
---------------------------------------------------------------------------------------------------------------------------
                                             September 30, 1997                 Year Ended March 31,
                                               (unaudited)      1997        1996        1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period           $7.09           $7.18      $7.11       $7.12       $7.36      $7.07
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                            .21            .43        .44         .45         .46        .48
 Net realized and unrealized gains (losses)       .21           (.04)       .07        (.02)       (.23)       .29
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  .42            .39        .51         .43         .23        .77
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                           (.21)          (.43)      (.44)       (.44)       (.45)      (.48)
 Realized gains                                   --            (.05)       --          --         (.02)       --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                              (.21)          (.48)      (.44)       (.44)       (.47)      (.48)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $7.30          $7.09      $7.18       $7.11       $7.12      $7.36
===========================================================================================================================
Total return*                                    6.07%          5.67%      7.40%       6.37%       2.88%     10.95%

Ratios/Supplemental Data
Net assets, end of period (000's)           $14,363,360  $13,633,542  $13,312,666  $12,923,031  $13,345,420  $13,541,443

Ratio to
average net assets:
 Expenses                                         .56%**        .56%        .55%       .55%         .49%       .49%
 Net investment income                           5.86%**       6.07%       6.14%      6.36%        6.19%      6.61%
Portfolio turnover rate                          8.50%        11.96%      19.24%     14.07%       18.12%     15.63%



*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.
**Annualized




                                                                           Class II
---------------------------------------------------------------------------------------------------
                                                          Six Months Ended
                                                         September 30, 1997    Year Ended March 31,
                                                             (unaudited)        1997        1996***
---------------------------------------------------------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                             $7.09         $7.18        $7.09
---------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                             .19           .39          .38
 Net realized and unrealized gains (losses)                        .20          (.04)         .08
---------------------------------------------------------------------------------------------------
Total from investment operations                                   .39           .35          .46
Less distributions from:
 Net investment income                                            (.19)         (.39)        (.37)
 Realized gains                                                    --           (.05)          --
---------------------------------------------------------------------------------------------------
Total distributions                                               (.19)         (.44)        (.37)
Net asset value, end of period                                   $7.29         $7.09        $7.18

Total return*                                                     5.63%         5.06%        6.62%

Ratios/Supplemental Data
Net assets, end of period (000's)                               $211,303    $138,509       $47,685
Ratio to average net assets:
 Expenses                                                         1.14%**       1.14%        1.14%**
 Net investment income                                            5.28%**       5.47%        5.55%**
Portfolio turnover rate                                           8.50%        11.96%       19.24%


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.
**Annualized
***For the period May 1, 1995 (effective date) to March 31, 1996.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Statement of Investments, September 30, 1997 (unaudited)




                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  Long Term Investments 101.0%
  Bonds 94.5%
  ABAG Finance Authority of Nonprofit Corporations, COP,
   6.75%, 8/01/20                                                              $ 3,955,000    $ 4,288,367
   6.125%, 3/01/21                                                               4,245,000      4,452,920
   Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22                           5,485,000      5,840,812
   Insured, Home for Jewish Parents, 5.625%, 5/15/22                             5,000,000      4,996,300
   Insured, Milestones Human Services, Inc., 5.65%, 7/1/22                       2,000,000      2,003,200
   Insured, Miramonte Mental Health Services, 6.60%, 7/01/22                     1,250,000      1,334,038
   Insured, Rehabilitation Mental Health Services, Inc. Project, 6.50%, 6/01/12  2,000,000      2,137,700
   Insured, Rehabilitation Mental Health Services, Inc. Project, 6.55%, 6/01/22  2,370,000      2,527,866
   Peninsula Family YMCA, Series A, 6.80%, 10/01/11                              2,325,000      2,430,532
   United Way of Santa Clara County Project, 7.20%, 7/01/11                      2,690,000      2,941,972
  ABAG Finance Corp., COP, ABAG XXV, 6.80%, 8/01/12                              4,500,000      4,709,880
  ABAG Revenue, Mello-Roos, Refunding & Improvement, Series A, FSA Insured,
   5.125%, 9/01/21                                                               4,760,000      4,578,930
   5.20%, 9/01/27                                                                4,140,000      4,011,619
  ABAG Revenue Tax Allocation, California RDA, FSA Insured,
   Pool A, 6.00%, 12/15/24                                                       6,000,000      6,319,980
   Pool A-4, 5.875%, 12/15/25                                                    6,320,000      6,553,334
   Pool A-6, 5.25%, 12/15/17                                                     1,200,000      1,185,180
   Pool A-6, 5.375%, 12/15/25                                                    3,670,000      3,625,043
  Adelanto Improvement Agency, Tax Allocation, Pre-Refunded,
   Adelanto Improvement Project, Series 1990, 8.00%, 8/01/20                    12,705,000     14,081,841
   Adelanto Improvement Project, Series 1991, 8.25%, 8/01/20                     1,870,000      2,164,731
   Refunding, Series 1985, 8.125%, 6/01/15                                       7,570,000      8,356,220
  Agua Mansa Industrial Growth Association, Special Tax,
 CFD No. 8, 8.25%, 9/01/17                                                      16,210,000     17,113,221
  Alameda 1915 Act, Harbor Bay Park, AD No. 9, 7.50%, 9/02/12                   24,755,000     25,611,028
  Alameda-Contra Costa Transit District, Refunding, COP, 7.60%, 8/01/18         23,675,000     24,945,874
  Alameda COP, MBIA Insured, 5.75%, 12/01/21                                     3,720,000      3,824,606
  Alameda County COP, Capital Projects,  6.00%, 6/01/22                          6,400,000      6,590,272
   Series 1992, 6.25%, 6/01/06                                                   4,250,000      4,559,485
   Series 1992, 6.75%, 6/01/16                                                  10,500,000     11,257,995
  Alhambra RDA, Refunding, Tax Allocation, Industrial
 Redevelopment Project, 6.375%, 5/01/23                                          2,560,000      2,639,386
  Alvord USD, Series A, FGIC Insured, 5.375%, 08/01/27                           6,100,000      6,077,003
  Anaheim COP, California Lutheran Homes, Pre-Refunded, 8.20%, 1/01/18           5,455,000      5,614,450
  Anaheim Public Financing Authority Revenue,
   Electric Utilities, San Juan 4, Second Series, FGIC Insured,
    5.75%, 10/01/22                                                             24,940,000     25,533,572
   Lease, Public Improvements Project, Senior Series A,
    FSA Insured 5.00%, 3/01/37                                                  72,935,000     68,189,849
  Antelope Valley Insured Hospital District, COP, Series 1989,  7.30%, 1/01/06   5,515,000      5,650,834
   7.35%, 1/01/20                                                               21,600,000     22,167,216
  Antioch 1915 Act, AD No. 27, Lone Tree, Series 1988,
   8.20%, 9/02/09                                                                  885,000        917,046
   8.25%, 9/02/10                                                                  885,000        917,223
   8.25%, 9/02/11                                                                  885,000        917,223
   8.25%, 9/02/12                                                                  885,000        917,223
   8.25%, 9/02/13                                                                  880,000        912,041
  Antioch Area Public Facilities Financing Agency, Special Tax,
 CFD No. 1989-1, MBIA Insured, 5.50%, 8/01/22                                  $ 4,870,000    $ 4,886,363
  Antioch Development Agency, Refunding, Tax Allocation,
 Project 1, FGIC Insured, 6.40%, 9/01/17                                         4,895,000      5,275,586
  Apple Valley Insured Health Facilities Revenue, COP, 7.30%, 6/01/20            3,500,000      3,772,965
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
   6.50%, 11/15/12                                                               2,295,000      2,441,306
   6.625%, 11/15/22                                                              3,750,000      3,992,438
  Arcata CDA, Tax Allocation, Community Development Project, Pre-Refunded,
   7.90%, 11/01/12                                                               1,250,000      1,326,875
   7.90%, 11/01/13                                                               1,555,000      1,633,481
  Azusa Public Financing Authority Revenue, Local Agency,
Series A, Pre-Refunded, 7.75%, 8/01/20                                          10,225,000     11,431,346
  Azusa Public Financing Authority Revenue, Refunding,
Water Systems Acquisition Project, Series A,
 FGIC Insured, 5.50%, 7/01/20                                                    5,200,000      5,228,808
  Bakersfield COP,
   Refunding, Convention Center Expansion Project,
 MBIA Insured, 5.875%, 4/01/22                                                   7,270,000      7,597,150
   Waste Water Treatment Plant No. 3 Project, Pre-Refunded, 8.00%, 1/01/10       5,750,000      5,866,553
  Bakersfield Hospital Revenue,
   Bakersfield Memorial Hospital, Series A, 6.375%, 1/01/12                      2,205,000      2,329,119
   Bakersfield Memorial Hospital, Series A, 6.50%, 1/01/22                       2,750,000      2,906,943
   Refunding, Adventist Health Systems West, MBIA Insured, 5.50%, 3/01/19        6,085,000      6,117,737
  Bakersfield Public Financing Authority Revenue, Series A, 6.10%, 9/15/10      11,070,000     11,585,419
  Baldwin Park Public Financing Authority Revenue, Tax Allocation,
   Refunding, Series A, 7.10%, 9/01/24                                           2,000,000      2,192,300
   Series A, 7.75%, 8/01/19                                                     12,630,000     13,118,402
   Series B, 7.75%, 8/01/21                                                      5,795,000      6,019,093
  Bell COP, Series 1990, Pre-Refunded, 8.75%, 11/01/20                           1,455,000      1,557,403
  Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A,
   6.70%, 8/01/14                                                                1,235,000      1,342,717
   6.25%, 8/01/17                                                                2,080,000      2,165,093
   6.80%, 8/01/23                                                                2,310,000      2,514,828
  Berkeley COP, AMBAC Insured, 7.50%, 6/01/19                                    3,500,000      3,642,100
  Berkeley Hospital Revenue, Alta Bates Hospital, Pre-Refunded,
   Series B, 7.65%, 12/01/15                                                     6,825,000      7,498,082
   Series C, 7.60%, 12/01/15                                                     2,850,000      3,174,900
  Beverly Hills COP, Refunding, Civic Center Improvement
 Project, Series 1989, 7.00%, 6/01/15                                            2,580,000      2,727,679
  Blythe MFHR, Series 1989, 8.125%, 5/01/20                                      2,280,000      1,710,205
  Brea and Olinda USD, COP, Refunding, High School Refinancing Program,
   Series A, FSA Insured, 6.25%, 8/01/18                                        12,645,000     13,452,004
   Series B, 7.00%, 8/01/18                                                      9,120,000      9,725,933
  Brea and Olinda USD, COP, Series 1989, Pre-Refunded,
   7.85%, 8/01/09                                                                2,025,000      2,201,216
   7.90%, 8/01/18                                                               11,835,000     12,875,297
  Brea Public Finance Authority Revenue, Tax Allocation,
 Redevelopment Project, Series A, MBIA Insured,
   7.00%, 8/01/15                                                                1,720,000      1,897,865
   6.75%, 8/01/22                                                                4,395,000      4,803,164
   7.00%, 8/01/23                                                                6,280,000      6,917,734
  Brea Public Financing Authority Water Revenue,
 Series B, FGIC Insured, 6.25%, 7/01/21                                         11,070,000     11,595,493

  Brea RDA, Refunding, Tax Allocation, Redevelopment Project, MBIA Insured,
   6.125%, 8/01/13                                                            $ 12,845,000   $ 13,752,499
   5.75%, 8/01/23                                                               18,320,000     18,770,306
  Brentwood 1915 Act, Infrastructure Financing, Reassessment,
 Series A, FSA Insured, 5.80%, 9/02/17                                           5,700,000      5,887,131
  Brentwood RDA, Tax Allocation, Brentwood Redevelopment Project,
 Series A, 7.70%, 11/01/08                                                       2,000,000      2,139,040
  Brisbane COP, Civic Center Financing Project, Pre-Refunded, 8.25%, 4/01/18     3,390,000      3,532,278
  Brisbane Public Finance Authority Revenue, 8.00%, 9/02/15                      5,700,000      5,917,911
  Buena Park CRDA, Refunding, Tax Allocation, Central Business
 District Project, Series A, 7.10%, 9/01/14                                      7,000,000      7,535,990
  Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06            1,490,000      1,563,695
  Burbank RDA, Refunding, Tax Allocation, Series A,
   6.00%, 12/01/23                                                               6,500,000      6,723,730
   City Center Redevelopment Project, FSA Insured, 5.50%, 12/01/23               5,000,000      5,028,950
  Butte Valley USD, COP, 7.75%, 3/01/15                                          1,320,000      1,395,082
  Calexico COP, CRDA, Water and Waste Improvement Project,
 Pre-Refunded, 7.80%, 11/01/13                                                   5,455,000      5,781,755
  Calexico RDA, Tax Allocation, Refunding, Merged Central
 Business and Residential, FSA Insured,
 5.80%, 8/01/24                                                                  5,840,000      6,002,002
  Calexico USD, COP, Financing Project, Series 1992, Pre-Refunded,
 7.25%, 9/01/08                                                                    745,000        803,185
 7.375%, 9/01/17                                                                 3,185,000      3,441,010
  California Counties Lease Financing Authority, COP, CSAC Financing Corp.,
 Amador County Project, ETM, 7.70%, 10/01/09                                     2,565,000      3,184,088
 Trinity County Project, 7.70%, 10/01/09                                         1,295,000      1,322,001
  California Educational Facilities Authority Revenue,
 Chapman College, 7.30%, 1/01/02                                                 1,300,000      1,399,047
 Chapman College, Pre-Refunded, 7.30%, 1/01/02                                     385,000        428,536
 Chapman College Project, Pre-Refunded, 7.50%, 1/01/18                           3,000,000      3,362,160
 Loyola Marymount University, Series B, 6.60%, 10/01/22                          1,100,000      1,187,527
 Refunding, Chapman University, Connie Lee Insured, 5.125%, 10/01/26            10,000,000      9,515,000
 Refunding, Los Angeles Chiropractic College, 7.125%, 11/01/07                   3,460,000      3,534,009
 Refunding, Occidental College, MBIA Insured, 5.625%, 10/01/17                   5,815,000      5,950,024
 Refunding, Occidental College, MBIA Insured, 5.70%, 10/01/27                   16,565,000     16,984,757
 Refunding, Santa Clara University, MBIA Insured, 5.75%, 9/01/21                14,550,000     15,013,418
 Refunding, Santa Clara University, MBIA Insured, 5.75%, 9/01/26                26,815,000     27,669,058
 St. Mary's College of California Project, Pre-Refunded, 7.50%, 10/01/20         2,100,000      2,344,671
 Stanford University, Series N, 5.35%, 6/01/27                                  21,250,000     21,336,913
 Stanford University, Series N, 5.20%, 12/01/27                                 37,650,000     37,083,368
 Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16                    6,000,000      6,225,600
  California Health Facilities Financing Authority Revenue,
 Adventist Health System, Series B, MBIA Insured, 6.25%, 3/01/21                 2,930,000      3,087,224
bCatholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17                5,000,000      4,781,900
bCatholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24              10,000,000      9,598,700
bCedars-Sinai Center, Series A, MBIA Insured, 5.125%, 8/01/17                    8,355,000      8,116,381
bCedars-Sinai Center, Series A, MBIA Insured, 5.25%, 8/01/27                    52,500,000     50,881,425
 CHFCLP Insured, AIDS Hospice Foundation, Pre-Refunded, 7.15%, 1/01/15             885,000        960,986
 CHFCLP Insured, American Baptist Homes, Series A, 7.65%, 4/01/14                6,550,000      6,782,787
 CHFCLP Insured, Association for Retarded Citizens of San Diego, 7.00%, 5/01/21  3,650,000      3,941,161
 CHFCLP Insured, California Autism Foundation, Inc., Series A, 6.25%, 11/01/20   3,560,000      3,727,783
  California Health Facilities Financing Authority Revenue, (cont.)
 CHFCLP Insured, Cedarknoll Health Facilities, Series B, 7.50%, 8/01/20        $ 1,575,000    $ 1,709,222
 CHFCLP Insured, Clinicas Del Camino, Series A, 6.55%, 5/01/25                   4,500,000      4,863,555
 CHFCLP Insured, Episcopal Homes Foundation Project, Series A, 7.75%, 7/01/06    2,700,000      2,820,366
 CHFCLP Insured, Episcopal Homes Foundation Project, Series A, 7.80%, 7/01/15    9,860,000     10,307,644
 CHFCLP Insured, Episcopal Homes Foundation Project, Series A, 7.70%, 7/01/18    3,425,000      3,575,426
 CHFCLP Insured, Episcopal Homes Foundation Project, Series B, 7.80%, 7/01/06    7,750,000      7,891,438
 CHFCLP Insured, Episcopal Homes Foundation Project, Series B, 7.85%, 7/01/15   18,900,000     19,250,028
 CHFCLP Insured, Feedback Foundation, Inc., Series A, 6.50%, 12/01/22            4,240,000      4,521,536
 CHFCLP Insured, Lodi Memorial Hospital Association, Series A, 7.70%, 9/01/10    4,000,000      4,397,160
 CHFCLP Insured, Marshall Hospital, Series A, 6.625%, 11/01/22                   3,900,000      4,177,992
 CHFCLP Insured, On Lok Senior Health Services, Series A, 6.40%, 12/01/12        2,000,000      2,133,240
 CHFCLP Insured, On Lok Senior Health Services, Series A, 6.50%, 12/01/22        7,525,000      8,024,660
 CHFCLP Insured, Small Facilities Loan, Health Facilities,
  Series A, 6.75%, 3/01/20                                                       5,500,000      5,885,770
 CHFCLP Insured, South Coast Medical Center, 7.25%, 7/01/15                      3,000,000      3,235,200
 CHFCLP Insured, St. Paul's Episcopal Home, 6.50%, 9/01/14                       2,595,000      2,793,569
 Community Provider, Pooled Loan Program, Series A, 7.35%, 6/01/20                 730,000        773,143
 County Program, Series B, 7.20%, 1/01/12                                        2,500,000      2,557,600
 Kaiser Permanente, Series A, 7.00%, 10/01/18                                    5,000,000      5,338,300
 Kaiser Permanente, Series A, 6.75%, 10/01/19                                    8,870,000      9,401,934
 Kaiser Permanente, Series A, 6.50%, 12/01/20                                   11,000,000     11,727,540
 Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15           11,500,000     11,772,895
 Pacific Presbyterian Medical Center, Series C, 7.60%, 6/01/15                  16,950,000     18,064,802
 Pomona Valley Hospital Medical Center, 7.375%, 1/01/14                          4,000,000      4,362,600
 Refunding, Catholic Health Facilities, Series A, MBIA Insured, 6.00%, 7/01/17   7,300,000      7,738,365
 Refunding, Catholic Health Facilities, Series A, MBIA Insured, 6.00%, 7/01/25   1,000,000      1,055,840
 Refunding, Catholic Healthcare West, Series A, AMBAC Insured, 5.75%, 7/01/15    4,200,000      4,354,938
 Refunding, Children's Hospital, MBIA Insured, 5.375%, 7/01/16                   7,935,000      7,901,752
 Refunding, Children's Hospital, MBIA Insured, 5.375%, 7/01/20                   6,200,000      6,131,242
 Refunding, Hospital of the Good Samaritan, 6.90%, 9/01/07                      13,920,000     15,103,478
 Refunding, Hospital of the Good Samaritan, 7.00%, 9/01/21                      71,050,000     76,158,495
 Refunding, Insured, AIDS Health Care Foundation, Series C, 6.25%, 9/01/17       1,750,000      1,839,898
 Refunding, Insured, Small Facilities Loan, Series B, 7.50%, 4/01/22             5,000,000      5,825,250
 Refunding, Mills-Peninsula Hospital, Series A, Connie Lee
  Insured, 5.75%, 1/15/15                                                        5,665,000      5,799,430
 Refunding, Pomona Valley Hospital, Series A, MBIA Insured, 5.75%, 7/01/15      13,000,000     13,493,870
 Refunding, Pomona Valley Hospital, Series A, MBIA Insured, 5.625%, 7/01/19      8,500,000      8,656,485
 Refunding, San Diego Hospital Association, Series A,
 MBIA Insured, 6.20%, 8/01/20                                                    8,250,000      8,737,740
 Refunding, St. Francis Medical Center, Series H,
  AMBAC Insured, 6.35%, 10/01/23                                                 7,000,000      7,657,300
 Refunding, Sutter/CHS Facility, Series A, MBIA Insured, 5.875%, 8/15/16         5,750,000      5,967,063
 Refunding, Valleycare Hospital Corp., 5.50%, 5/01/20                            8,795,000      8,738,272
 San Diego Hospital Association, Series A, 6.95%, 10/01/21                      21,145,000     22,800,654
 S.C. Presbyterian Health Facilities, Series A, 7.40%, 12/01/18                  4,575,000      4,754,157
 Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22             9,725,000     10,457,001
 Sutter Health, Series A, 6.70%, 1/01/13                                         7,500,000      7,696,125
 Sutter Health, Series A, FSA Insured, 5.125%, 8/15/17                           1,000,000        971,420
 Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27                            5,300,000      5,136,548
 Unihealth America, Series A, AMBAC Insured, 7.625%, 10/01/15                    1,275,000      1,340,790
 Walden House, State Guaranteed, 6.85%, 3/01/22                                  3,225,000      3,470,326
  California HFA Revenue,
 Home Mortgage, Series A, 7.75%, 8/01/17                                       $ 1,960,000    $ 2,063,586
 Home Mortgage, Series A, 8.125%, 8/01/19                                          415,000        428,795
 Home Mortgage, Series A, 6.55%, 8/01/26                                         6,975,000      7,465,970
 Home Mortgage, Series A, 7.70%, 8/01/30                                        11,675,000     12,291,790
 Home Mortgage, Series B, 7.90%, 8/01/09                                         5,465,000      5,705,624
 Home Mortgage, Series B, 6.90%, 8/01/16                                         5,945,000      6,043,925
 Home Mortgage, Series B, 8.60%, 8/01/19                                        12,585,000     13,031,390
 Home Mortgage, Series B, 8.00%, 8/01/29                                        31,785,000     33,228,993
 Home Mortgage, Series C, 8.30%, 8/01/19                                         2,065,000      2,131,700
 Home Mortgage, Series C, 7.60%, 8/01/30                                        49,180,000     52,342,274
 Home Mortgage, Series D, 7.75%, 8/01/10                                         2,505,000      2,665,596
 Home Mortgage, Series D, 7.25%, 8/01/17                                         1,725,000      1,832,381
 Home Mortgage, Series D, 7.50%, 8/01/20                                         4,940,000      5,160,719
 Home Mortgage, Series D, 7.50%, 8/01/29                                        21,900,000     22,878,273
 Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28                           5,250,000      5,464,515
 Home Mortgage, Series E, 8.35%, 8/01/19                                        16,520,000     17,033,607
 Home Mortgage, Series E, 7.65%, 8/01/23                                        12,900,000     13,484,112
 Home Mortgage, Series E, 6.70%, 8/01/25                                         8,560,000      9,146,189
 Home Mortgage, Series E, 6.375%, 8/01/27                                       14,090,000     14,860,723
 Home Mortgage, Series E, 7.65%, 8/01/29                                         6,840,000      7,149,715
 Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29                         22,275,000     23,168,005
 Home Mortgage, Series E, MBIA Insured, 6.15%, 8/01/25                          17,500,000     18,148,025
 Home Mortgage, Series F, 6.75%, 8/01/11                                           865,000        924,503
 Home Mortgage, Series F, 7.875%, 8/01/19                                        1,740,000      1,794,758
 Home Mortgage, Series F-1, 6.875%, 8/01/15                                      3,350,000      3,627,112
 Home Mortgage, Series F-1, 7.00%, 8/01/26                                      20,760,000     22,102,134
 Home Mortgage, Series G, 8.15%, 8/01/19                                         9,780,000     10,079,561
 Home Mortgage, Series G, 7.55%, 8/01/23                                         6,320,000      6,633,598
 Home Mortgage, Series G, 7.05%, 8/01/27                                         4,200,000      4,430,076
 Home Mortgage, Series H, 6.25%, 8/01/27                                        20,350,000     21,293,223
 Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29                           8,100,000      8,266,536
 Home Mortgage, Series N, 6.375%, 2/01/27                                        7,785,000      8,178,765
 Home Mortgage, Series Q, MBIA Insured, 5.85%, 8/01/16                           5,000,000      5,185,500
 Home Mortgage, Series R, MBIA Insured, 6.15%, 8/01/27                           9,000,000      9,367,740
 Home Mortgage, SF, Series A, 10.25%, 2/01/14                                      465,000        469,627
 Home Mortgage, SF, Series B, 10.625%, 2/01/14                                     170,000        171,044
 Housing Revenue, Series A, MBIA Insured, 7.65%, 8/01/24                         8,835,000      9,214,728
 Housing Revenue, Series B, MBIA Insured, 8.625%, 8/01/15                        2,340,000      2,456,438
 Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14                        4,365,000      4,729,870
 Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26                        11,855,000     12,822,131
 Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26                        11,345,000     12,357,314
 MFHR, Series A, AMBAC Insured, 6.25%, 2/01/37                                   5,000,000      5,263,800
 Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22                            2,465,000      2,485,509
bSeries B-1, Class 1, 5.65%, 8/01/28                                            13,190,000     13,188,813
  California HFA, SFM,
 Purchase Series A-1, Class 1, 6.05%, 8/01/26                                 $ 13,935,000   $ 14,383,568
 Refunding, Purchase Series A-2, 6.45%, 8/01/25                                 11,250,000     11,890,913
bSeries C-2, Class 1, 5.65%, 2/01/25                                            14,585,000     14,608,628
bSeries C-4, Class 1, 5.65%, 8/01/16                                             5,000,000      4,999,550
  California Mobilehome Park Financing Authority Revenue,
 Series A, FSA Insured,  4.20%, 10/01/98                                           105,000        105,457
 4.50%, 10/01/99                                                                   110,000        111,148
 4.65%, 10/01/00                                                                   115,000        116,926
 4.80%, 10/01/01                                                                   120,000        122,843
 4.95%, 10/01/02                                                                   120,000        123,472
 5.05%, 10/01/03                                                                   120,000        124,070
 5.15%, 10/01/04                                                                   125,000        130,209
 5.25%, 10/01/05                                                                   135,000        141,273
 6.25%, 10/01/25                                                                 5,305,000      5,620,329
  California PCFA Revenue,
 PG&E Corp., Series A, 6.625%, 6/01/09                                           1,750,000      1,898,400
 PG&E Corp., Series B, 8.875%, 1/01/10                                         134,770,000    138,542,212
 Southern California Edison Co., 6.90%, 12/01/17                                 2,510,000      2,732,763
 Southern California Edison Co., Series B, 6.40%, 12/01/24                      12,120,000     12,978,581
 Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24        29,000,000     30,490,020
California PCFA Revenue, Solid Waste Disposal, Keller
 Canyon Landfill Co. Project, 6.875%, 11/01/27                                  17,205,000     18,894,531
California Public Capital Improvements, Financing Authority
 Revenue, Pooled Projects,
 Joint Powers Agency, Series E, 8.375%, 3/01/03                                 23,615,000     24,346,829
 Series A, 8.40%, 3/01/08                                                       59,690,000     61,683,049
 Series A, 8.50%, 3/01/18                                                      121,300,000    125,398,727
California Resources Efficiency Financing Authority, COP,
 Refunding, Capital Improvement Program,
 AMBAC Insured,  5.625%, 4/01/22                                                10,365,000     10,598,316
   5.75%, 4/01/27                                                                7,885,000      8,146,309
  California Rural Home Mortgage Finance Authority , SFMR,
 MBS Program, Series A-3, 6.25%, 9/01/29                                         5,000,000      5,727,050
  California Special Districts Association Finance Corp., COP,
   Series F, 8.10%, 9/01/10                                                        160,000        164,270
   Series H, 7.75%, 2/01/15                                                      1,630,000      1,672,396
   Series H, 7.80%, 2/01/21                                                      1,500,000      1,538,910
   Series N, 8.30%, 3/01/12                                                      1,320,000      1,376,258
   Series O, 7.40%, 3/01/17                                                      1,000,000      1,041,130
  California Special Districts Finance Authority, COP, Series A,
   8.40%, 7/01/05                                                               17,545,000     18,266,626
   8.50%, 7/01/18                                                               70,000,000     73,140,200
  California Special Districts Lease Financing Program, COP,
   Series C, 7.90%, 4/01/14                                                        135,000        137,938
   Series E, 7.70%, 12/01/09                                                     1,100,000      1,124,112
   Series E, 7.75%, 12/01/19                                                     3,100,000      3,167,053
  California State Department of Transportation,
 COP, East Bay State Building, Series A, 6.50%, 3/01/16                          2,000,000      2,106,680


  California State Department of Water Resources,
 Central Valley Project, Water System Revenue,
   Refunding, Series L, 5.75%, 12/01/19                                       $ 22,240,000   $ 22,818,685
   Refunding, Series L, 5.50%, 12/01/23                                         52,395,000     52,738,711
   Refunding, Series L, 5.875%, 12/01/25                                        40,070,000     41,618,706
   Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27                          18,000,000     17,905,320
   Refunding, Series S, 5.00%, 12/01/29                                         21,230,000     20,124,766
   Series J-1, 6.00%, 12/01/20                                                  31,375,000     32,688,985
   Series J-2, 6.00%, 12/01/20                                                  13,140,000     13,690,303
   Series J-3, 6.00%, 12/01/20                                                  26,010,000     27,099,299
   Series K, 6.00%, 12/01/21                                                    13,035,000     14,167,481
  California State GO,  5.50%, 3/01/20                                           5,500,000      5,536,465
   5.25%, 10/01/20                                                              11,170,000     11,023,115
   5.75%, 3/01/23                                                                7,930,000      8,142,128
   FGIC Insured, 5.625%, 10/01/21                                               10,000,000     10,226,300
   FGIC Insured, 5.625%, 10/01/26                                               52,500,000     53,688,075
   MBIA Insured, 6.00%, 8/01/24                                                 26,490,000     27,972,645
   Refunding, 5.625%, 9/01/24                                                   10,650,000     10,845,002
   Refunding, FGIC Insured, 5.375%, 6/01/26                                      7,500,000      7,514,475
   Series 1991, 6.40%, 2/01/05                                                   2,500,000      2,806,775
   Series 1991, 6.40%, 2/01/06                                                     500,000        566,445
   Series 1991, 6.60%, 2/01/10                                                  13,625,000     15,858,274
   Series 1992, 6.25%, 9/01/12                                                   1,000,000      1,138,170
   Series 1992, FGIC Insured, 5.75%, 11/01/17                                    5,000,000      5,131,100
   Series 1992, FGIC Insured, 6.00%, 8/01/19                                     5,000,000      5,298,000
   Series 1994, 6.00%, 3/01/24                                                   7,000,000      7,304,500
   Series 1994, 6.00%, 5/01/24                                                  30,290,000     31,628,515
   Various Purposes, 5.50%, 4/01/15                                             21,920,000     22,350,947
   Various Purposes, 5.75%, 3/01/19                                             22,550,000     23,293,023
   Various Purposes, 5.90%, 4/01/23                                             45,250,000     46,629,220
   Various Purposes, AMBAC Insured, 5.90%, 3/01/25                              15,760,000     16,488,585
   Various Purposes, FSA Insured, 5.50%, 4/01/19                                 6,500,000      6,539,585
   Various Purposes, MBIA Insured, 6.00%, 10/01/21                               5,430,000      5,698,188
   Various Purposes, Series 1991, 6.50%, 9/01/10                                 3,780,000      4,384,913
  California State GO, Veterans Bonds,
   Series AX, 7.00%, 4/01/16                                                     2,000,000      2,032,520
   Series BD, BE, and BF, 6.40%, 2/01/22                                        29,000,000     29,793,440
   Series BD, BE, and BF, 6.55%, 2/01/25                                        50,000,000     51,383,500
   Series BD, BE, and BF, AMBAC Insured, 6.20%, 2/01/16                         11,500,000     11,710,220
   Series BD, BE, and BF, AMBAC Insured, 6.375%, 2/01/27                        45,000,000     45,943,200
  California State HFA, Mortgage Revenue, Series L,
   MBIA Insured, 6.40%, 8/01/27                                                 16,495,000     17,526,432
  California State Local Government Finance Authority Revenue,
 Marin Valley, Series A, FSA Insured,  5.85%, 10/01/27                           6,735,000      7,024,201
  California State Public Works Board, Lease Revenue,
   California State University, Various Projects, Series A, 6.30%, 10/01/04      5,250,000      5,792,325
   California State University, Various Projects, Series A, 6.375%, 10/01/05     6,815,000      7,493,229
   California State University, Various Projects, Series A, 6.50%, 10/01/06     10,695,000     11,742,789
  California State Public Works Board, Lease Revenue, (cont.)
   California State University, Various Projects, Series A, 6.375%, 10/01/14  $ 11,480,000   $ 12,585,983
   California State University, Various Projects, Series A, 6.375%, 10/01/19     2,150,000      2,354,444
   Department of Corrections, California State Prison at Coalinga,
 Series B, MBIA Insured,  5.375%, 12/01/19                                      15,250,000     15,263,725
   Department of Corrections, Corcoran II Facility,
 California Substance Abuse Treatment, AMBAC Insured,  5.50%, 1/01/15           10,000,000     10,187,300
   Department of Corrections, Corcoran II Facility, Series A,
 AMBAC Insured, 5.50%, 1/01/17                                                   9,980,000     10,088,083
   Department of Corrections, Corcoran II Facility, Series A,
 AMBAC Insured, 5.25%, 1/01/21                                                  17,405,000     17,037,406
   Department of Corrections, Series A, AMBAC Insured, 5.75%, 9/01/21            5,100,000      5,169,054
   Department of Justice Building, Series A, FSA Insured, 5.80%, 5/01/15         5,500,000      5,737,985
   Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20        5,000,000      5,098,000
   Franchise Tax Board, Phase II, Series A, 6.25%, 9/01/11                       7,725,000      8,168,492
   Refunding, University of California Project, Series A,
AMBAC Insured, 5.40%, 12/01/16                                                  10,000,000      9,987,300
   Refunding, University of California, Various Projects,
    Series A, 5.50%, 6/01/21                                                    14,000,000     14,085,680
   Refunding, Various California Community Colleges, Series A, 5.90%, 4/01/17    8,320,000      8,738,246
   Refunding, Various University of California Projects,
    Series A, 5.00%, 6/01/23                                                    23,175,000     21,893,886
   Southern California Veterans Home, Series A, 6.375%, 10/01/08                 3,000,000      3,322,860
   Southern California Veterans Home, Series A, 6.50%, 10/01/14                  3,750,000      4,138,688
   University of California, Various Projects, Series A, 6.375%, 11/01/14       23,130,000     25,374,767
   University of California, Various Projects, Series B, 6.625%, 12/01/14        7,415,000      8,250,522
   University of California, Various Projects, Series B, 5.50%, 6/01/19         13,000,000     13,023,010
   Various Community College Projects, Series A, 5.625%, 12/01/18                7,535,000      7,610,425
  California State University Foundation Revenue,
Hayward Auxiliary Organization, MBIA Insured,  6.25%, 8/01/20                    2,185,000      2,371,009
  bCalifornia State University Headquarters, Building Authority,
 Lease Revenue, Series B, MBIA Insured,  5.25%, 9/01/22                          6,850,000      6,700,602
  California Statewide CDA,
   Lease Revenue, Refunding, Oakland Convention Center Project,
 AMBAC Insured, 5.50%, 10/01/14                                                 10,000,000     10,112,900
   MFHR, Borregas Court Project, Series J, 6.30%, 3/20/39                        7,476,000      7,767,863
   MFHR, Series E, 6.40%, 6/01/28                                                8,000,000      8,401,440
   Water Revenue, Refunding, Series A, 6.10%, 7/01/21                            4,615,000      4,778,786
  California Statewide CDA Revenue, COP,  6.10%, 12/01/15                        2,255,000      2,376,996
   California Lutheran Homes, 5.75%, 11/15/15                                    5,000,000      5,123,450
   Catholic Health Care West, MBIA Insured, 5.50%, 7/01/23                      11,240,000     11,223,477
   Cedars-Sinai Medical Center, 6.75%, 8/01/22                                  23,530,000     24,799,914
   CHFCLP Insured, 5.90%, 8/01/21                                                4,000,000      4,137,400
   CHFCLP Insured, 7.25%, 12/01/22                                               5,120,000      5,861,018
   CHFCLP Insured Health Facilities, AIDS Project, Series A, 6.25%, 8/01/22      2,590,000      2,706,576
   CHFCLP Insured Health Facilities, Children's Campus, 6.375%, 9/01/12          2,765,000      2,940,826
   CHFCLP Insured Health Facilities, Children's Campus, 6.50%, 9/01/22           3,000,000      3,193,380
   CHFCLP Insured Health Facilities, Eskaton Properties, 6.75%, 5/01/21          9,600,000     10,309,824
   CHFCLP Insured Health Facilities, Unihealth, Series A,
 AMBAC Insured, 5.75%, 10/01/25                                                 36,000,000     36,785,520
   Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15                     5,365,000      5,625,846
   Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20                     3,775,000      3,934,569
   Gemological Institute, Connie Lee Insured, 6.00%, 5/01/25                     4,755,000      4,955,994
  California Statewide CDA Revenue, COP, (cont.)
   Refunding, CHFCLP Insured Hospital, Triad Health Care, 6.25%, 8/01/06       $ 2,000,000    $ 2,136,760
   Refunding, CHFCLP Insured Hospital, Triad Health Care, 6.50%, 8/01/22        80,230,000     83,030,829
   Refunding, CHFCLP Insured, Retirement Housing Foundation, 6.625%, 4/15/12     7,000,000      7,508,970
   Refunding, CHFCLP Insured, Retirement Housing Foundation, 6.75%, 4/15/22     16,000,000     17,176,000
   Refunding, Health Facilities, Barton Memorial Hospital,
    Series B, 6.40%, 12/01/05                                                      250,000        268,040
   Refunding, Sutter Health Obligated Group, AMBAC Insured, 6.00%, 8/15/09       6,465,000      6,900,353
   Refunding, Sutter Health Obligated Group, AMBAC Insured, 6.125%, 8/15/22      9,330,000      9,871,886
   Refunding, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/23       14,000,000     13,979,700
   Salk Institute, Connie Lee Insured, 6.20%, 7/01/24                            7,065,000      7,444,037
   St. Joseph Health System Group, 6.50%, 7/01/15                                8,395,000      9,263,547
   St. Joseph Health System Group, 6.625%, 7/01/21                              12,500,000     13,881,875
   Sutter Health Obligation Group, MBIA Insured, 5.50%, 8/15/22                 25,520,000     25,691,750
  California Statewide Community Development Corp., COP,
   CHFCLP Insured, Villaview Community Hospital, 7.00%, 9/01/09                  4,485,000      4,914,035
   Pacific Homes, Series A, 6.00%, 4/01/17                                       6,270,000      6,499,294
  California Urban Waterfront Area Restoration, 7.40%, 10/01/20                  2,575,000      2,700,943
  Camarillo COP, Capital Improvement Corp., Pre-Refunded, 7.625%, 4/01/08        4,820,000      5,170,607
  Cambria Community Services, Sewer and Water District Revenue,
 Refunding, BIG Insured, Pre-Refunded,  7.40%, 5/01/15                           1,570,000      1,685,788
  Cambria Community Services, Sewer District Revenue,
 Refunding, BIG Insured, Pre-Refunded,  7.40%, 5/01/15                             940,000      1,009,325
  Campbell COP, Refunding, Civic Center Project,
 Series 1991, 6.75%, 10/01/17                                                    1,410,000      1,502,975
  Campbell Housing Facility Revenue, San Tomas
 Gardens Project, Series A, 6.625%, 10/20/34                                     5,615,000      5,942,860
  Campbell USD, Series A, MBIA Insured, 6.25%, 8/01/19                           3,250,000      3,528,655
  Camrosa Water District, COP, Water System Improvement
 Projects, MBIA Insured, 6.00%, 1/15/20                                          5,120,000      5,394,944
  Capistrano Bay Park and Recreation District, COP,
Special Lease Finance, Series Q, 6.35%, 8/01/12                                  2,800,000      2,862,468
  Capistrano Unified Public Financing Authority, Special Tax
 Revenue, Refunding, First Lien, Series A,
 AMBAC Insured, 5.70%, 9/01/20                                                  10,640,000     10,891,104
  Carlsbad COP, Carlsbad Public Improvement Corp., 8.00%, 8/01/08                3,000,000      3,163,440
  Carson RDA, Refunding, Project Area No. 1, Series 1992,
   6.375%, 10/01/12                                                              3,965,000      4,164,162
   6.375%, 10/01/16                                                              1,565,000      1,637,147
  Castaic Lake Water Agency, COP, Water System Improvement
 Project, Refunding, Series A, MBIA Insured,  6.125%, 8/01/15                   11,540,000     12,439,889
   6.00%, 8/01/18                                                                5,345,000      5,659,660
  Cathedral City Public Financing Authority Revenue, Refunding,
Tax Allocation, Redevelopment Projects,
 Series A, MBIA Insured, 5.70%, 8/01/24                                         11,210,000     11,454,266
  Central San Joaquin Water Conservation District, COP,
 Series 1990, 7.65%, 12/01/18                                                    5,800,000      6,064,712
  Cerritos Public Financing Authority Revenue, Los Coyotes
Redevelopment Project, Loan, Series A,
 AMBAC Insured, 5.75%, 11/01/22                                                  5,500,000      5,656,970
  Chaffey Community College District, COP, 7.40%, 11/01/14                       5,000,000      5,574,850
  Chico Public Financing Authority Revenue, Southeast Chico
Redevelopment Project, Series A, FGIC Insured,  6.625%, 4/01/21                  1,955,000      2,084,108
  Chico RDA Revenue, COP, Insured Health Facilities,
 Sierra Sunrise Lodge,  6.80%, 2/01/11                                           4,110,000      4,402,262
   6.75%, 2/01/21                                                                2,800,000      2,969,148
  Chino RDA, Tax Allocation, Central City Redevelopment Project, 7.00%, 9/01/22$ 9,980,000   $ 10,729,298
  Chino USD, COP,
   Land Acquisition, Series C, BIG Insured, Pre-Refunded, 7.45%, 9/01/24         2,620,000      2,839,242
   Land Acquisition, Series D, BIG Insured, 7.45%, 9/01/24                       7,800,000      8,091,330
   Land Acquisition, Series E, BIG Insured, 7.50%, 9/01/24                         515,000        534,220
   Land Acquisition, Series G, BIG Insured, Pre-Refunded, 7.35%, 9/01/24         2,510,000      2,715,444
   Refunding, Capital Construction Project, Series A,
    Pre-Refunded, 8.00%, 9/01/04                                                  8,320,000     8,801,978
  Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
   8.10%, 9/02/01                                                                  245,000        254,124
   8.20%, 9/02/02                                                                  360,000        373,399
   8.25%, 9/02/03                                                                  370,000        383,690
   8.30%, 9/02/04                                                                  465,000        482,103
   8.30%, 9/02/05                                                                  545,000        564,816
   8.35%, 9/02/06                                                                  520,000        538,793
   8.35%, 9/02/07                                                                  640,000        662,861
   8.375%, 9/02/08                                                                 670,000        693,718
   8.375%, 9/02/09                                                                 710,000        734,985
   8.40%, 9/02/10                                                                   80,000         82,806
   8.40%, 9/02/11                                                                  740,000        765,959
   8.40%, 9/02/12                                                                  890,000        921,034
   8.40%, 9/02/13                                                                1,000,000      1,034,870
  Clayton Special Tax, CFD No. 90-1, 8.60%, 9/02/22                              6,295,000      6,689,634
  Clovis CDA, Tax Allocation, Pre-Refunded, 7.625%, 8/01/15                      3,000,000      3,153,090
  Clovis COP, 7.20%, 8/01/11                                                     2,670,000      2,844,938
  Coachella RDA, Refunding, Tax Allocation, Project Area No. 4,
 Pre-Refunded, 8.45%, 9/01/20                                                    1,750,000      1,992,043
  Coachella Valley COP, ID No. 71, Storm Water District,
Flood Central Project, 6.75%, 10/01/12                                           3,000,000      3,232,410
  Coachella Valley USD, COP, 8.25%, 9/01/12                                      6,375,000      6,839,355
  Coalinga Public Financing Authority Revenue, Series B, 6.625%, 9/15/21         8,120,000      8,309,927
  Coastside County Water District, 1915 Act, Crystal Springs, AD No. 1,
   7.00%, 9/02/02                                                                  885,000        916,718
   7.10%, 9/02/03                                                                  880,000        911,539
   7.15%, 9/02/04                                                                  875,000        906,360
   7.20%, 9/02/05                                                                  610,000        631,862
   7.25%, 9/02/06                                                                  615,000        637,035
  Colma 1915 Act, Refunding, Local ID No. 1,
   4.40%, 9/02/98                                                                  330,000        330,954
   4.70%, 9/02/99                                                                  425,000        427,142
   4.90%, 9/02/00                                                                  440,000        443,304
  Colton Public Financing Authority Revenue, Tax Allocation,
   Series A, 7.60%, 5/15/19                                                      5,855,000      5,981,468
   Series B, 7.60%, 5/15/19                                                     20,830,000     21,279,928
  Colton RDA, MFR, Seniors Housing Project, Series A, 7.75%, 7/01/22             4,100,000      4,261,581
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18                1,555,000      1,652,794
  Commerce Energy Authority Revenue, Refunding, Collateralized, 8.75%, 7/01/10  31,825,000     37,040,799
  Commerce Joint Powers Financing Authority, Lease Revenue,
Community Center, Series A, 6.25%, 10/01/22                                      4,000,000      4,201,200


  Commerce RDA, Tax Allocation, Project Area No. 1, Series A,
   7.60%, 8/01/98                                                              $ 1,000,000    $ 1,026,790
   7.70%, 8/01/99                                                                1,655,000      1,728,184
   7.75%, 8/01/00                                                                1,420,000      1,484,312
   8.00%, 8/01/10                                                               16,000,000     16,719,200
  Compton CRDA, Tax Allocation,
   Series 1, FSA Insured, 6.75%, 8/01/13                                         7,375,000      7,746,848
   Walnut Industrial Park, Series 1985, AMBAC Insured,
 Pre-Refunded, 10.20%, 8/01/09                                                  13,000,000     14,785,810
  Compton Sewer Revenue, Series 1993,
   6.60%, 7/01/12                                                                1,405,000      1,477,737
   6.75%, 7/01/23                                                                4,535,000      4,771,319
  Concord RDA, Refunding, Tax Allocation, Central Concord
 Redevelopment Project, Sub-Series A,
 6.00%, 7/01/19                                                                  8,395,000      8,513,286
  Contra Costa County, COP,
   Refunding, Capital Projects Program, AMBAC Insured, 5.25%, 2/01/17            5,000,000      4,963,600
   Refunding, Capital Projects Program, AMBAC Insured, 5.25%, 2/01/21            6,570,000      6,473,881
   Refunding, Merrithew Memorial Hospital Project,
    MBIA Insured, 5.50%, 11/01/22                                               11,000,000     11,086,350
   Series 1994, 6.50%, 8/01/24                                                   4,500,000      4,791,510
  Contra Costa County MFHR, Refunding, Byron Park Project,
 Series C, GNMA Secured, 6.40%, 1/20/31                                          5,930,000      6,295,051
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A, ETM,
   6.875%, 3/01/07                                                              13,900,000     15,217,581
   FGIC Insured, 6.50%, 3/01/09                                                  1,000,000      1,093,000
  Contra Costa Water District Revenue, Refunding, Series F,
 FGIC Insured, 5.00%, 10/01/20                                                   5,000,000      4,763,650
  Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12                   1,360,000      1,451,569
  Corona 1915 Act,
   AD No. 79-2, Northeast Area, Series B, 7.625%, 9/02/98                          740,000        755,029
   AD No. 79-2, Northeast Area, Series B, 7.75%, 9/02/99                           790,000        820,376
   AD No. 79-2, Northeast Area, Series B, 7.80%, 9/02/00                           840,000        872,113
   AD No. 79-2, Northeast Area, Series B, 7.80%, 9/02/01                           905,000        939,218
   AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/02                           970,000      1,006,462
   AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/03                         1,035,000      1,073,471
   AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/04                         1,120,000      1,161,149
   Refunding, AD No. 79-2 & 80-1, 8.10%, 9/02/99                                 1,390,000      1,445,405
   Refunding, AD No. 79-2 & 80-1, 8.10%, 9/02/00                                 1,500,000      1,559,160
   Refunding, AD No. 79-2 & 80-1, 8.10%, 9/02/01                                 1,595,000      1,657,237
   Refunding, AD No. 79-2 & 80-1, 8.10%, 9/02/02                                 1,690,000      1,755,217
   Refunding, AD No. 79-2 & 80-1, 8.10%, 9/02/03                                 1,800,000      1,868,706
   Refunding, AD No. 79-2 & 80-1, 8.10%, 9/02/04                                 1,885,000      1,956,159
  Corona CFD No. 90-1, Special Tax, Series A, 8.40%, 9/01/20                    23,500,000     24,011,830
  Corona COP,
   Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20             15,000,000     20,542,650
   Refunding, Vista Hospital System, Series C, 9.50%, 7/01/20                   22,325,000     25,497,829
  Corona RDA, Tax Allocation, Refunding, Redevelopment
 Project Area A, Series A, FGIC Insured,
 6.25%, 9/01/16                                                                  3,000,000      3,248,340
  Corona-Norco USD, Lease Revenue, Land Acquisition,
Series A, FSA Insured, 6.00%, 4/15/29                                           19,155,000     20,052,029

  Corona-Norco USD, Special Tax,
   CFD No. 7, 9.30%, 11/01/07                                                  $ 3,820,000    $ 3,906,905
   CFD No. 8, Pre-Refunded, 7.55%, 10/01/14                                      5,195,000      5,691,278
  Covina CDA, Tax Allocation, Covina Revitalization No. 1, 9.75%, 11/01/09      16,180,000     16,559,421
  CSAC Finance Corp., COP, Sutter County, Health Facilities Program,
7.80%, 1/01/21                                                                   2,100,000      2,115,099
  Cucamonga School District, COP, Pre-Refunded, 7.60%, 12/01/15                  1,750,000      1,911,945
  Culver City Redevelopment Finance Authority Revenue,
 Subordinated Lien, Project Loans, Series B,
   AMBAC Insured, 7.50%, 12/01/08                                                1,630,000      1,769,675
   AMBAC Insured, 7.60%, 12/01/15                                                7,955,000      8,642,551
   Pre-Refunded, 7.50%, 12/01/08                                                 3,370,000      3,682,332
   Pre-Refunded, 7.60%, 12/01/15                                                16,445,000     18,002,835
  Culver City USD, MBIA Insured, 5.75%, 8/01/36                                  5,000,000      5,121,000
  Cupertino COP,
   Memorial Park Expansion Project, Bank Qualified,
 Pre-Refunded, 7.25%, 7/01/10                                                    4,110,000      4,525,028
   Refunding, Series A, 5.75%, 1/01/16                                           5,000,000      5,025,900
   Refunding, Series B, 6.25%, 7/01/10                                           3,535,000      3,731,193
  Cypress COP, Civic Center, Refunding & Improvement Project, 6.80%, 8/01/17     3,440,000      3,617,538
  Desert Hot Springs RDA, Tax Allocation, Redevelopment
Project No. 2, Series A, 6.625%, 9/01/20                                         1,230,000      1,314,218
  bDowney Community Development Commission, Tax Allocation,
Refunding, Downey Redevelopment Project,
 MBIA Insured,
   5.125%, 8/01/20                                                               2,770,000      2,684,629
   5.125%, 8/01/28                                                               4,120,000      3,944,488
  Duarte COP, City Civic Center, Refunding, 7.00%, 6/15/22                       5,370,000      5,772,965
  Duarte RDA, Refunding, Tax Allocation, Las Lomas
 Redevelopment Project, 8.00%, 8/01/07                                           1,820,000      1,862,042
  East Bay MUD, Water System Revenue, Refunding,
   6.00%, 6/01/20                                                               15,100,000     15,814,683
   FGIC Insured, 5.00%, 6/01/26                                                  6,000,000      5,685,060
  East Bay Regional Park District,
   Series 1989, 6.25%, 9/01/13                                                   1,220,000      1,250,061
   Series C, FGIC Insured, 6.00%, 9/01/20                                        3,390,000      3,552,686
  East Side Union High School District, Santa Clara County,
Series D, FGIC Insured, 5.80%, 9/01/21                                           9,100,000      9,360,806
  Eastern Municipal Water District Revenue, Water and Sewer, COP,
   Refunding, Series A, FGIC Insured, 6.30%, 7/01/20                             7,975,000      8,373,830
   Series 1991, 6.00%, 7/01/23                                                   3,500,000      3,590,020
   Series 1991, MBIA Insured, 6.00%, 7/01/23                                     3,750,000      3,895,088
  Eden Township Hospital District Revenue, COP, Insured Health Facility,
Eden Hospital Health Services Corp.,
 Pre-Refunded, 7.80%, 7/01/18                                                   10,975,000     11,519,141
  bEl Cajon RDA, Tax Allocation, Refunding, Redevelopment Project,
 AMBAC Insured, 5.35%, 10/01/22                                                  5,000,000      4,959,100
  El Camino Hospital District Revenue,
Refunding, Series A, 7.25%, 8/15/09                                              8,945,000      9,584,746
  El Dorado County Board Authority Lease Revenue, Capital Facilities Project,
7.40%, 11/01/09                                                                  5,500,000      5,989,445
  El Dorado Union High School District, COP,
 Capital Projects, 6.30%, 8/01/12                                                3,390,000      3,546,245
  El Monte Public Financing Authority Revenue, Tax Allocation,
 Downtown El Monte Redevelopment Project,
 Series A, 6.35%, 12/01/23                                                       2,540,000      2,645,867
  Emeryville Public Financing Authority Revenue,
Incremental Lien, 6.20%, 9/01/25                                                 6,085,000      6,372,760
  Empire Union School District, COP, Garst School Supplies
 Financing Project, 6.75%, 12/01/17                                              1,165,000      1,233,409
  Empire Union School District, Refunding, Special Tax, CFD No. 198,
 Series A, MBIA Insured,
 6.50%, 10/01/17                                                                 2,700,000      2,936,736
  Escondido COP, Escondido Mobile Home Park,
 7.25%, 3/01/07                                                                $ 1,000,000    $ 1,060,350
 7.40%, 3/01/21                                                                  4,910,000      5,197,530
  Escondido COP, Refunding, Wastewater Project, AMBAC Insured,
 5.70%, 9/01/26                                                                 13,465,000     13,782,774
 5.80%, 9/01/26                                                                    400,000        412,704
  Fairfield 1915 Act, Green Valley Road/Mangels Boulevard, 8.00%, 9/02/11        1,040,000      1,075,256
  Fairfield 1915 Act, North Cordelia ID, 8.00%, 9/02/11                            365,000        377,374
  Fairfield Public Financing Authority Revenue, Fairfield Redevelopment
 Projects, Series A, 7.80%, 8/01/19                                              2,145,000      2,196,995
  Fairoaks Fire Protection District, COP, 8.00%, 12/01/15                        1,960,000      2,115,977
  Fallbrook Union High School District, San Diego County,
Series A, MBIA Insured, 6.25%, 9/01/19                                           6,000,000      6,500,340
  Fillmore COP, Water System Improvement Project,
AMBAC Insured, 7.70%, 5/01/19                                                    2,590,000      3,110,694
  Folsom Public Financing Authority Revenue, Local Agency,
   7.25%, 10/01/10                                                               3,000,000      3,173,640
   8.00%, 10/01/18                                                               7,590,000      7,801,533
  Folsom Special Tax,
   CFD No. 1, Willow Creek, 8.25%, 12/01/06                                      2,000,000      2,074,220
   CFD No. 2, 7.60%, 12/01/09                                                    3,910,000      4,271,831
   CFD No. 2, 7.70%, 12/01/19                                                    3,950,000      4,323,631
  Fontana Public Financing Authority Revenue, Tax Allocation,
 North Fontana Redevelopment,
   Series B, 6.30%, 1/15/24                                                      1,905,000      1,928,374
   Subordinated Lien, Series A, Pre-Refunded, 7.65%, 12/01/09                    2,000,000      2,301,040
   Subordinated Lien, Series A, Pre-Refunded, 7.75%, 12/01/20                   11,005,000     12,703,072
  Fontana RDA, Tax Allocation, Refunding, Jurupa Hills
Redevelopment Project, Series A, 7.10%, 10/01/23                                10,000,000     10,684,500
  Fontana Special Tax, CFD No. 2, Series B, 8.50%, 9/01/17                      31,750,000     33,314,958
  Foothill-De Anza Community College District, COP, Parking
Structure Project, Pre-Refunded,
   8.20%, 7/01/08                                                                1,690,000      1,795,152
   8.25%, 7/01/18                                                                3,110,000      3,304,655
  Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue,
Senior Lien, Series A,
   6.50%, 1/01/32                                                              108,175,000    115,839,199
   6.00%, 1/01/34                                                              132,495,000    136,650,043
   5.00%, 1/01/35                                                                8,750,000      7,956,813
  Fort Bragg COP, Capital Improvement Authority, Pre-Refunded,
7.85%, 8/01/14                                                                   2,120,000      2,232,932
  Fort Bragg RDA Revenue, Tax Allocation, Fort Bragg Redevelopment
Project, Series A, 6.875%, 5/01/18                                               2,015,000      2,125,966
  Fortuna and Susanville Cities, COP, Series B, 7.375%, 9/01/17                  2,000,000      2,144,800
  Fremont COP, Park Facilities Corp., 6.75%, 8/01/11                             6,035,000      6,213,455
  Fremont COP,
   Series A, MBIA Insured, 5.90%, 8/01/25                                        8,320,000      8,525,920
   Series B, 6.10%, 8/01/25                                                      3,585,000      3,591,812
  Fremont RDA, Tax Allocation, Irvington Redevelopment Project, 7.75%, 8/01/06   1,980,000      2,028,074
  Fresno County COP, American Avenue Landfill Project,
   ETM, 7.50%, 11/01/97                                                            255,000        255,757
   ETM, 7.60%, 11/01/98                                                            275,000        285,772
   ETM, 7.75%, 11/01/99                                                            295,000        317,258
   ETM, 7.90%, 11/01/00                                                            320,000        355,590
   ETM, 8.00%, 11/01/01                                                            345,000        394,756
   Pre-Refunded, 8.25%, 11/01/13                                                 7,185,000      8,455,595
  Fresno County HFR, Mortgage Loans, Series A, 12.50%, 9/15/12                    $ 70,000       $ 70,781
  Fresno County Office of Education, COP, Capital Outlay
 Financing Program, Series C, 7.50%, 12/01/10                                    2,470,000      2,653,151
  Fresno Health Facilities Revenue, Holy Cross Health Systems Corp.,
 MBIA Insured, 5.625%, 12/01/15                                                  5,000,000      5,102,800
  Fresno IDR, Refunding, Civic Center Square Project, 8.60%, 4/01/08             3,000,000      3,025,920
  Fresno RDA Revenue, Tax Allocation, Mariposa Redevelopment
 Project, Series A, 6.625%, 2/01/23                                              1,505,000      1,578,203
  Fresno USD, COP, Project Phase VI, Series A, 7.20%, 5/01/11                    7,065,000      7,652,525
  Galt 1915 Act, AD No. 9, 7.75%, 9/02/24                                        5,775,000      5,969,098
  Galt COP, Waste Water Improvement, 7.80%, 9/01/10                              3,340,000      3,505,898
  Galt Middle School, Joint Powers Authority, Special Tax,
CFD No. 1, 8.00%, 9/01/15                                                        3,980,000      4,037,232
  Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 3/01/19                     7,250,000      7,610,470
  Grand Terrace Public Financing Authority, Series A, 7.85%, 6/01/21             2,945,000      3,359,833
  Grass Valley Hospital Revenue, Insured, Sierra Nevada Memorial
 Hospital, 7.25%, 4/01/19                                                        3,000,000      3,160,650
  Hawaiian Gardens Public Finance Authority, Tax Allocation,
Pre-Refunded, Series 1988, 7.90%, 12/01/13                                       9,375,000      9,980,719
  Hawaiian Gardens RDA, Refunding, Tax Allocation, Project No. 1,
   6.35%, 12/01/33                                                              13,000,000     13,541,840
   ETM, 8.00%, 12/01/10                                                          7,550,000      8,819,231
a Hawthorne CRDA, Special Tax, CFD No. 91-1, 8.25%, 10/01/14                     5,000,000      3,993,750
  Hawthorne CRDA, Tax Allocation, Hawthorne
 Redevelopment Project No. 2, Pre-Refunded,
 7.875%, 7/01/15                                                                 2,250,000      2,362,793
  Hemet USD, COP, Series 1991, Pre-Refunded, 8.00%, 12/01/13                     4,000,000      4,655,080
  Hemet Valley Hospital District Revenue, COP, Hemacinto
 Community Corp. Project, Series A,
 7.75%, 5/01/19                                                                  2,620,000      2,670,252
  Hemet Valley Hospital District Revenue, Moreno Valley
 Regional Medical Center, Series A, Pre-Refunded,
 8.25%, 7/01/05                                                                  3,115,000      3,278,444
 8.50%, 7/01/18                                                                 22,490,000     23,710,982
Hesperia Public Financing Authority Revenue, Highway and
 Street Improvement, Series A, 6.10%, 10/01/10                                   1,600,000      1,674,304
Hesperia Water District, COP, Refunding, Water Facilities
 Improvement Project, FGIC Insured,
 7.15%, 6/01/26                                                                  5,000,000      5,595,000
  Highland Special Tax, CFD No. 90-1, Series A, Pre-Refunded,
   8.50%, 9/01/10                                                                2,000,000      2,124,740
   8.60%, 9/01/15                                                                3,000,000      3,189,750
  Hollister RDA, Tax Allocation, Community Development Project,
   Series 1989, 7.55%, 10/01/13                                                  2,000,000      2,172,560
   Series B, FSA Insured, 6.625%, 10/01/07                                       1,905,000      2,083,384
   Series B, FSA Insured, 6.75%, 10/01/13                                        1,495,000      1,618,308
  Huntington Beach COP, Refunding, Emerald Cove Senior
 Citizens Housing Project, 7.00%, 9/01/21                                        3,655,000      3,783,035
  Huntington Beach Public Financing Authority Revenue,
 Huntington Beach Redevelopment Projects,
   Refunding, Series 1992, 7.00%, 8/01/24                                        2,630,000      2,711,451
   Series A, Pre-Refunded, 8.375%, 5/01/18                                      14,855,000     15,542,787
  Huntington Park Public Financing Authority, Series A,
   Lease Revenue, 7.875%, 9/01/19                                                4,775,000      4,972,637
   Local Agency Revenue, Refunding, MBIA Insured, 6.45%, 9/01/22                10,000,000     10,973,900
  Huntington Park RDA, Sales and Use Tax Revenue, Junior Lien,
Tax Allocation, Merged Project,
 Pre-Refunded, 8.00%, 1/01/22                                                   11,665,000     12,877,460
  Imperial COP, Water System Refining Program, Refunding,
   Series A, 5.85%, 10/15/16                                                     2,625,000      2,719,054
   Series A, 5.875%, 10/15/20                                                    4,535,000      4,687,149
  Imperial COP, Water System Refining Program, Refunding, (cont.)
   Series B, 5.85%, 10/15/16                                                   $ 1,820,000    $ 1,885,211
   Series B, 5.875%, 10/15/20                                                    3,175,000      3,281,521
  Imperial Irrigation District, COP, Electric System Project,
Series 1994, 6.00%, 11/01/18                                                    21,010,000     22,104,201
  Indio Public Financing Authority Revenue, Refunding,
    Tax Allocation, Series 1992,
   6.85%, 8/15/01                                                                  255,000        278,524
   6.95%, 8/15/02                                                                  275,000        301,106
   7.10%, 8/15/03                                                                  300,000        329,685
   7.30%, 8/15/22                                                               12,120,000     13,384,237
  Industry COP, Refunding, 6.625%, 6/01/06                                      11,380,000     12,691,431
  Industry GO, Refunding, MBIA Insured, 5.25%, 7/01/20                           5,500,000      5,427,620
  Industry Urban Development Agency, Refunding,
Tax Allocation, Transportation District No. 3 Project,
 6.90%, 11/01/07                                                                 5,860,000      6,341,047
  Inglewood Hospital Revenue, Daniel Freeman Hospital, Inc., 6.75%, 5/01/13     12,000,000     12,778,920
  Inglewood Public Financing Authority Revenue, La Cinega
Redevelopment Project, Series A,
 AMBAC Insured, 6.00%, 5/01/16                                                   7,410,000      7,711,217
  Inglewood USD, COP, 7.375%, 10/01/05                                           2,990,000      3,174,453
  Inland Empire Solid Waste Financing Authority Revenue, Landfill
    Improvement Financing Project,
 Series B, FSA Insured,
   6.25%, 8/01/11                                                                5,000,000      5,468,300
   6.00%, 8/01/16                                                                5,000,000      5,238,900
  Intercommunity Hospital Financing Authority, Solano County
    COP, 7.75%, 11/01/19                                                        37,885,000     39,275,001
  Intermodal Container Transfer Facility, Joint Powers Authority Revenue,
 Refunding, Series A,  7.65%, 11/01/04                                           9,640,000      9,999,476
   7.70%, 11/01/14                                                              27,465,000     28,504,001
  Inyo County COP, Series 1990, 7.30%, 12/01/10                                  1,470,000      1,525,787
  Irvine Ranch Water District Revenue, Joint Powers Agency, Local Pool,
   7.80%, 2/15/08                                                               13,000,000     13,176,540
   7.875%, 2/15/23                                                             228,390,000    231,509,807
   Issue II, 8.20%, 8/15/08                                                     15,000,000     15,530,100
   Issue II, 8.25%, 8/15/23                                                    255,995,000    265,039,303
  Irvine USD, Special Tax, Refunding, CFD No. 8,
   AMBAC Insured, 5.80%, 11/01/20                                                8,165,000      8,480,986
  Irwindale CRDA, Tax Allocation,
   Individual Development Project, 6.60%, 8/01/18                                1,630,000      1,735,184
   Individual Development Project, 6.625%, 8/01/26                               9,100,000      9,719,255
   Refunding, Senior Lien, FSA Insured, 5.75%, 8/01/26                          10,220,000     10,656,701
  Irwindale Public Finance Authority, Special Tax,
   CFD No. 1, 8.50%, 11/01/20                                                   10,000,000     10,650,300
  John C. Fremont Hospital District, Health Facility Revenue, 6.75%, 6/01/23     1,760,000      1,926,338
  Jurupa Community Service District, COP, Waste Water Facility Project,
Series 1990, Pre-Refunded,  7.55%, 10/01/05                                        800,000        846,032
   7.55%, 10/01/06                                                                 510,000        539,345
   7.55%, 10/01/07                                                                 980,000      1,036,389
  Keppel Union School District, Special Tax, CFD No. 1-91,
   Series A, 7.40%, 9/01/16                                                      2,000,000      2,135,880
  Kern County Housing Authority, RRMR, Series A, 9.875%, 9/01/08                 5,010,000      5,041,513
  Kern County Housing Authority, SFMR, Series A, GNMA Secured,
   7.45%, 12/01/02                                                                 220,000        228,914
   7.55%, 12/01/07                                                                 485,000        520,512
  Kern County Housing Authority, SFMR, Series A, GNMA Secured, (cont.)
   7.65%, 12/01/12                                                               $ 705,000      $ 751,382
   7.70%, 12/01/23                                                               3,215,000      3,414,909
   7.50%, 10/01/24                                                                 835,000        897,041
  Kings River Conservation District, Pine Flat Power Revenue, Refunding, Series D,
   6.00%, 1/01/17                                                                6,455,000      6,632,125
   5.50%, 1/01/20                                                                6,450,000      6,460,772
  La Habra COP, Park La Habra and Viewpark Projects,
   FSA Insured, 6.625%, 11/01/22                                                 3,000,000     3,275,490
  La Mesa Parking Authority Lease Revenue, Refunding, Municipal
 Forwards, AMBAC Insured,  6.00%, 10/01/07                                       3,810,000      4,134,231
  La Mirada RDA, Special Tax, Civic Theater Project, CFD No. 8,
   7.90%, 10/01/01                                                                 295,000        314,538
   8.00%, 10/01/02                                                                 315,000        336,326
   8.00%, 10/01/03                                                                 340,000        362,059
   8.25%, 10/01/20                                                              12,725,000     13,553,270
  La Mirada RDA, Tax Allocation, Housing, Refunding, Series A,
FSA Insured, 5.875%, 8/15/25                                                     7,100,000      7,376,829
  La Mirada SFMR, 7.65%, 4/01/24                                                 2,010,000      2,171,061
  La Palma Community Development Commission, Tax Allocation,
 La Palma Community Development
 Project No. 1,
   7.10%, 6/01/21                                                                4,945,000      5,240,711
   6.10%, 6/01/22                                                                2,355,000      2,386,345
  La Quinta RDA, Tax Allocation,
   Housing & Redevelopment Project, Areas No. 1 & 2,
    MBIA Insured, 6.00%, 9/01/25                                                 7,500,000     7,923,975
   La Quinta Redevelopment Project, Pre-Refunded, 8.00%, 9/01/12                 1,500,000      1,586,895
  Lake Arrowhead Community Services District, COP,
Refunding, FGIC Insured, 6.50%, 6/01/15                                         10,000,000     10,792,200
  Lake Elsinore Public Financing Authority, Tax Allocation Revenue,
Lake Elsinore Redevelopment Projects,
 Series A, FSA Insured, 5.80%, 9/01/25                                           6,750,000      6,895,463
  Lake Elsinore USD, COP, Refunding, 6.90%, 2/01/20                              5,150,000      5,688,433
  Lake Elsinore USD, Special Tax, CFD No. 8,
   7.50%, 9/01/14                                                                4,825,000      4,867,991
   8.25%, 9/01/16                                                                4,200,000      4,489,716
  Lakewood RDA, Refunding, Tax Allocation, Redevelopment
Project No. 1, Series A, FSA Insured,  6.50%, 9/01/17                            6,705,000      7,285,854
  Lancaster CFD No. 8,7.60%, 9/01/20                                             4,155,000      3,235,706
  Lancaster COP, Refunding, School District Project, FSA Insured,
   6.95%, 3/01/12                                                                2,640,000      2,991,859
   7.00%, 3/01/22                                                                3,555,000      4,020,385
  Lancaster RDA, RMR, Los Angeles County, Series A, 10.125%, 9/01/16                 5,000          5,065
  Lancaster RDA, Tax Allocation, MBIA Insured,
   Combined Redevelopment Project Areas, Housing Program, 5.80%, 8/01/23         9,125,000      9,348,836
   Combined Redevelopment Project Areas, Sheriff's Program, 5.70%, 8/01/23      13,140,000     13,379,411
   Refunding, Amargosa Redevelopment Project, 6.85%, 2/01/19                     6,055,000      6,552,963
  Lassen County COP, Public Facility Project,
   Series A, 7.50%, 11/01/04                                                     1,260,000      1,341,522
   Series A, 7.60%, 11/01/09                                                     1,840,000      1,945,782
   Series B, 7.50%, 11/01/04                                                     1,045,000      1,112,612
   Series B, 7.60%, 11/01/09                                                     1,050,000      1,110,365
  Lemon Grove CDA Revenue, Tax Allocation, Lemon Redevelopment
 Project, 6.90%, 8/01/20                                                       $ 1,000,000    $ 1,061,240
  Lemoore Financing Authority Lease Revenue, Water and Waste Water
 System Improvement Project,
 AMBAC Insured, 6.20%, 12/01/20                                                  4,400,000      4,759,348
  Lemoore RDA, Tax Allocation, Refunding, 6.85%, 8/01/25                         6,105,000      6,586,868
  Liberty Union High School District, Series A, FSA Insured, 6.20%, 8/01/19      2,745,000      2,947,142
  Little Lake City School District, COP, Refunding, Series A,
   6.15%, 6/01/06                                                                  280,000        292,460
   6.20%, 6/01/07                                                                  300,000        312,249
   6.25%, 6/01/08                                                                  315,000        327,187
   6.25%, 6/01/09                                                                  335,000        347,261
   6.25%, 6/01/10                                                                  355,000        367,255
  Local Government Finance, Joint Powers Authority Revenue,
 Anaheim RDA, Series A, Pre-Refunded,  8.20%, 9/01/15                           15,000,000     15,895,500
  Local Medical Facilities Financing Authority, COP, 7.55%, 3/01/20              9,530,000     10,255,424
  Local Medical Facilities Financing Authority II, COP, California Health Clinic Project,
   7.55%, 11/01/20                                                               4,195,000      4,574,773
   Series B, 6.85%, 10/01/21                                                     2,635,000      2,823,034
  Local Medical Facilities Financing Authority III, COP, Insured
Health Clinic Projects, 6.90%, 7/01/22                                           3,590,000      3,858,712
  Loma Linda Hospital Revenue, Refunding, Loma Linda University Medical Center,
   Series A, AMBAC Insured, 6.55%, 12/01/18                                     11,525,000     12,473,508
   Series B, MBIA Insured, 5.00%, 12/01/22                                       8,000,000      7,551,360
  Long Beach COP, Fleet Services Project, Series A,
   6.60%, 5/01/14                                                                7,715,000      8,061,481
   6.00%, 5/01/17                                                                3,680,000      3,751,870
  Long Beach Harbor Revenue, MBIA Insured,
   5.375%, 5/15/20                                                              10,285,000     10,105,938
   5.25%, 5/15/25                                                               15,500,000     14,930,530
  Long Beach HMR, Series A, 9.60%, 11/01/14                                      2,495,000      2,573,019
  Long Beach RDA, Downtown Redevelopment Project, Series B, Pre-Refunded,
   8.20%, 11/01/05                                                               3,080,000      3,219,555
   8.30%, 11/01/10                                                               3,410,000      3,566,451
  Long Beach USD, COP, Los Angeles County Schools, Series A, 6.30%, 12/01/12     3,735,000      3,929,855
  Long Beach Water Revenue, Refunding, 6.25%, 5/01/24                            7,935,000      8,613,443
  Los Angeles Community College District, COP, Series A,
   Capital Improvement Project, Pre-Refunded, 7.50%, 8/15/09                     7,175,000      7,771,386
   Refunding, FSA Insured, 6.00%, 8/15/20                                        4,330,000      4,532,947
  Los Angeles Community Redevelopment Agency, Tax Allocation,
 Series G, 6.75%, 7/01/10                                                       17,245,000     17,602,323
  Los Angeles COP,
   Ararat Mission Hills Project, Series A, 7.25%, 6/01/21                        3,305,000      3,588,437
   Bay Harbor Hospital, Inc., 7.30%, 4/01/20                                     5,335,000      5,720,240
  Los Angeles County, Capital Asset Leasing Corp., Leasehold Revenue,
 Refunding, AMBAC Insured,
 6.00%, 12/01/16                                                                 6,000,000      6,261,540
  Los Angeles County COP,
   CHFCLP Insured Health Clinic Program, Series A, 7.30%, 1/01/21               15,545,000     17,087,997
   CHFCLP Insured Health Clinic Program, Series B, 7.05%, 8/01/21                7,175,000      7,680,264
   CHFCLP Insured Health Clinic Program, Series C, 6.90%, 1/01/22                1,260,000      1,340,489
   Civic Center Heating and Refrigeration Plant, Pre-Refunded, 8.00%, 6/01/10    3,250,000      3,404,700
  Los Angeles County COP, (cont.)
   Disney Parking Project, 5.50%, 9/01/21                                     $ 11,560,000   $ 11,259,440
   Disney Parking Project, 6.50%, 3/01/23                                       13,060,000     13,869,720
   Hospital Information System, Medical Center, 5.90%, 12/01/97                  1,000,000      1,002,650
   Marina del Rey, Series A, 6.50%, 7/01/08                                     21,615,000     23,219,698
   Multiple Capital Facilities Project III, 6.25%, 11/01/07                      6,000,000      6,192,000
   Refunding, CHFCLP Insured Health, Clinic Program, Behavioral
 Health Service, Series F, 5.875%, 1/01/21                                       7,520,000      7,753,346
   Refunding, Retirement Housing Foundation, 6.625%, 4/15/12                     3,400,000      3,647,214
   Refunding, Retirement Housing Foundation, 6.75%, 4/15/22                      7,665,000      8,228,378
   Series 1992, 6.625%, 7/01/22                                                  1,000,000      1,066,090
  Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
   Proposition C, Second Series A, AMBAC Insured, 5.00%, 7/01/25                 7,000,000      6,637,610
   Proposition C, Second Series B, AMBAC Insured, 5.25%, 7/01/23                14,660,000     14,334,841
   Refunding, Proposition A, First Tier, Senior Series A,
    MBIA Insured, 5.25%, 7/01/27                                                17,300,000     16,941,371
   Refunding, Proposition A, Second Tier, MBIA Insured, 6.00%, 7/01/26          12,200,000     12,902,598
   Refunding, Proposition A, Series A, FGIC Insured, 5.00%, 7/01/21             67,800,000     64,102,188
   Refunding, Proposition A, Series A, MBIA Insured, 5.625%, 7/01/18            10,060,000     10,258,081
  Los Angeles County Public Works, Financing Authority Revenue,
 Regional Park and Open Space District,
 Series A, 6.00%, 10/01/15                                                      35,355,000     37,262,402
  Los Angeles County Sanitation Districts Financing Authority
 Revenue, Capital Projects, Series A, MBIA Insured,
   5.25%, 10/01/19                                                              43,545,000     42,654,940
   5.00%, 10/01/23                                                              19,300,000     18,222,409
  Los Angeles County SFMR, GNMA Secured, Issue A,
   7.875%, 8/01/16                                                               2,285,000      2,412,160
   8.00%, 3/01/17                                                                3,310,000      3,637,227
  Los Angeles County Special Tax, CFD No. 1, Palmdale/Lancaster Waterworks, Series A,
   8.00%, 9/01/06                                                                  230,000        237,158
   8.125%, 9/01/18                                                               4,350,000      4,490,070
  Los Angeles County Special Tax, CFD No. 3, Series A,
   Pre-Refunded, 7.60%, 9/01/14                                                  5,785,000      6,273,717
  Los Angeles County Transportation Commission, Lease Revenue,
 FSA Insured, 7.375%, 12/15/06                                                  15,229,000     16,927,947
  Los Angeles County Transportation Commission, Sales Tax Revenue,
   Refunding, Series A, 7.40%, 7/01/09                                          26,410,000     28,273,490
   Refunding, Series A, 7.40%, 7/01/15                                           1,830,000      1,956,563
   Refunding, Series A, Pre-Refunded, 8.00%, 7/01/18                             8,240,000      8,663,701
   Refunding, Series B, 6.50%, 7/01/13                                           4,300,000      4,604,096
   Refunding, Series B, FGIC Insured, 6.50%, 7/01/13                             5,000,000      5,396,450
   Refunding, Series B, FGIC Insured, 5.75%, 7/01/18                            28,095,000     28,507,154
   Refunding, Series B, MBIA Insured, 5.75%, 7/01/18                            13,480,000     13,700,533
   Series A, Proposition C, Second Senior, MBIA Insured, 6.625%, 7/01/09        29,590,000     32,658,779
   Series A, Proposition C, Second Senior, MBIA Insured, 6.25%, 7/01/13         15,000,000     16,078,350
   Series A, Proposition C, Second Senior, MBIA Insured, 6.00%, 7/01/23         55,780,000     58,092,639
  Los Angeles CRDA, Financing Authority Revenue, Pooled Financing,
   Beacon Normandie, Series B, 6.625%, 9/01/14                                   7,500,000      7,959,900
   Bunker Harbor, Series A, 6.375%, 9/01/14                                      5,000,000      5,121,450
  Los Angeles CRDA, MFHR, Refunding, Angelus Plaza Project,
 Series A, 6.40%, 7/01/23                                                        6,520,000      6,818,420

  Los Angeles CRDA, Tax Allocation, Refunding, Bunker Hill, Series H, FSA Insured,
   5.625%, 12/01/18                                                           $ 20,000,000   $ 20,279,000
   5.625%, 12/01/23                                                             50,090,000     50,623,959
   5.60%, 12/01/28                                                              36,900,000     37,233,207
  Los Angeles Department of Airports Revenue, Ontario International Airport,
 Series A, FGIC Insured,
 6.00%, 5/15/26                                                                 10,000,000     10,475,300
  Los Angeles Department of Water and Power Electric Plant Revenue,
   Crossover Refunding, 5.875%, 9/01/30                                         33,125,000     34,082,313
   Crossover Refunding, FGIC Insured, 5.875%, 9/01/30                           15,000,000     15,540,750
   Crossover Refunding, MBIA Insured, 5.875%, 9/01/30                           19,400,000     20,036,126
   Crossover Refunding, Second Issue, 5.40%, 11/15/31                           14,500,000     14,232,910
   Crossover Refunding, Series 1989, Pre-Refunded, 7.40%, 9/01/20               32,630,000     35,236,158
   Crossover Refunding, Series 1993, MBIA Insured, 5.375%, 9/01/23              87,955,000     87,524,021
   Refunding, Series 1992, 6.375%, 2/01/20                                       8,245,000      8,711,172
   Refunding, Series 1992, 6.00%, 2/01/28                                        8,290,000      8,636,688
   Refunding, Series 1992, MBIA Insured, 6.00%, 2/01/28                         11,060,000     11,548,741
   Second Issue, 6.00%, 8/15/32                                                 37,600,000     39,051,736
   Series 1988, 7.90%, 5/01/28                                                  22,800,000     23,778,348
   Series 1993, 6.125%, 1/15/33                                                101,095,000    105,945,538
   Series 1993, FGIC Insured, 6.125%, 1/15/33                                    5,000,000      5,273,850
  Los Angeles Department of Water and Power Waterworks Revenue,
   Crossover Refunding, FGIC Insured, 5.25%, 4/15/18                             6,700,000      6,608,746
   Crossover Refunding, Series 1993, 5.80%, 4/15/24                             10,520,000     10,666,859
   FGIC Insured, 6.125%, 5/15/25                                                11,100,000     11,859,795
   Refunding, Series 1992, 6.40%, 5/15/28                                       21,590,000     22,886,695
   Second Issue, 6.50%, 11/01/14                                                 1,000,000      1,070,250
   Second Issue, 6.40%, 11/01/31                                                14,815,000     15,773,382
   Second Issue, 6.00%, 7/15/32                                                 15,590,000     16,149,681
   Second Issue, FGIC Insured, 6.40%, 11/01/31                                   5,500,000      5,910,630
   Second Issue, FGIC Insured, 6.00%, 7/15/32                                    3,200,000      3,333,312
   Second Issue, MBIA Insured, 6.00%, 7/15/32                                    4,330,000      4,510,388
   Series 1989, 7.20%, 2/15/19                                                   3,850,000      4,091,318
   Series 1992, 6.50%, 4/15/32                                                   3,500,000      3,712,205
   Series 1994, MBIA Insured, 6.375%, 7/01/34                                    3,000,000      3,265,590
  Los Angeles GO, Series A,
   FGIC Insured, 6.10%, 9/01/12                                                  6,465,000      6,941,600
   FGIC Insured, 6.125%, 9/01/13                                                 8,130,000      8,717,962
   FGIC Insured, Series A, 6.30%, 9/01/15                                       11,470,000     12,370,969
   MBIA Insured, 6.00%, 9/01/12                                                  5,000,000      5,405,750
  Los Angeles Harbor Department Revenue,
   Refunding, Series C, MBIA Insured, 5.375%, 11/01/25                           9,000,000      8,954,280
   Series B, 6.125%, 8/01/18                                                    24,810,000     26,051,989
   Series B, 6.20%, 8/01/22                                                     59,835,000     63,140,884
   Series B, 5.375%, 11/01/23                                                    7,460,000      7,300,953
   Series B, 6.20%, 8/01/25                                                     35,690,000     38,126,913
  Los Angeles HMR, Series 1985, 9.00%, 6/15/18                                     500,000        505,765


  Los Angeles Metropolitan Transportation Authority, Sales Tax Revenue,
 Proposition A, First Tier,
 Senior Series A, MBIA Insured, 6.00%, 7/01/23                                 $ 6,000,000    $ 6,345,540
  Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24      7,415,000      7,570,270
  Los Angeles Municipal Improvement Corp., Lease Revenue, Refunding,
 Central Library Project, Series A,
 6.30%, 6/01/18                                                                  3,000,000      3,162,810
  Los Angeles USD, COP, Refunding, Dr. Francisco Bravo Medical Facility,
   6.50%, 6/01/04                                                                3,040,000      3,315,363
   6.60%, 6/01/05                                                                1,145,000      1,248,428
   6.60%, 6/01/06                                                                3,610,000      3,920,280
   6.625%, 6/01/08                                                               8,505,000      9,215,082
  Los Angeles USD, Series A, FGIC Insured,
   5.375%, 7/01/16                                                               5,000,000      4,984,900
   5.00%, 7/01/21                                                               47,250,000     45,343,935
   5.40%, 7/01/22                                                               23,525,000     23,522,883
  Los Angeles Waste Water System Revenue,
   Refunding, Series A, FGIC Insured, 6.00%, 12/01/12                           15,000,000     15,696,750
   Refunding, Series A, MBIA Insured, 5.70%, 6/01/20                            65,445,000     67,028,769
   Refunding, Series A, MBIA Insured, 5.80%, 6/01/21                            35,505,000     36,585,417
   Refunding, Series C, 7.10%, 6/01/18                                          15,495,000     16,478,623
   Refunding, Series C, MBIA Insured, 5.60%, 6/01/20                            31,540,000     32,106,774
   Refunding, Series D, FGIC Insured, 6.00%, 11/01/14                            8,000,000      8,466,000
   Refunding, Series D, FGIC Insured, 5.20%, 11/01/21                           10,000,000      9,718,700
   Series A, FGIC Insured, 6.00%, 12/01/18                                      25,665,000     26,719,575
   Series A, MBIA Insured, 5.875%, 6/01/24                                      45,400,000     47,158,342
   Series B, AMBAC Insured, 6.00%, 6/01/22                                      10,650,000     11,087,076
   Series B, MBIA Insured, 5.70%, 6/01/23                                       75,720,000     77,552,424
  Lynwood RDA, Tax Allocation, Project Area, Series A, 6.50%, 7/01/13            6,965,000      7,203,482
  Lynwood USD, COP, Series A,
   7.70%, 11/01/07                                                                 490,000        498,065
   7.70%, 11/01/08                                                                 300,000        304,926
   7.70%, 11/01/09                                                               1,140,000      1,158,673
  Madera-Chowchilla Power Authority, Hydroelectric Revenue,
 Refunding, 8.00%, 1/01/14                                                       2,360,000      2,649,619
  Madera County COP, Valley Children's Hospital, MBIA Insured,
   6.125%, 3/15/23                                                              18,000,000     19,160,820
   5.75%, 3/15/28                                                               27,500,000     28,183,650
  Madera USD, COP, 6.50%, 12/01/07                                               1,250,000      1,343,563
  Marin County COP, Capital Improvement Project, 6.625%, 8/01/06                 2,330,000      2,552,655
  Martinez USD, Refunding, Series 1992,
   6.00%, 8/01/06                                                                1,260,000      1,313,348
   6.00%, 8/01/10                                                                1,265,000      1,315,258
  Marysville COP, Capital Improvement Financing Project, 7.125%, 2/01/13         1,110,000      1,184,992
  Mayer's Memorial Hospital District, Health Facility Revenue, Fall River Mills,
 IDBI Insured, Pre-Refunded,
 7.70%, 2/01/19                                                                  7,070,000      7,513,784
  Mendocino County COP, Refunding, BIG Insured, 7.40%, 8/15/06                   6,310,000      6,617,991
  Mendota and Parlier USD, COP, Capital Outlay Financing Program,
   7.50%, 1/01/11                                                                  635,000        648,964
   7.55%, 1/01/17                                                                  770,000        787,140
  Menlo Park CDA, MFHR, Gateway Project, Series A,
   FHA Insured, 8.25%, 12/01/28                                                $ 3,470,000    $ 3,579,340
  Merced Irrigation District, COP, Water Facilities Project, 6.40%, 11/01/10     3,580,000      3,855,588
  Metropolitan Water District Revenue, Southern California Waterworks,
   5.50%, 7/01/19                                                               81,315,000     81,807,769
   5.00%, 7/01/20                                                                5,250,000      4,996,163
   Series C, 5.00%, 7/01/37                                                     13,490,000     12,609,778
   Series C, MBIA Insured, 5.00%, 7/01/27                                       11,855,000     11,256,560
  Mid-Peninsula Regional Open Space District, COP,
   Series 1990, Pre-Refunded, 7.60%, 9/01/20                                     5,000,000      5,427,200
   Special Districts Association Finance Corp., 5.75%, 9/01/20                   5,200,000      5,278,832
  Mid-Peninsula Regional Open Space District, Series 1990,
   7.50%, 9/01/07                                                                1,215,000      1,306,538
   7.50%, 9/01/08                                                                1,305,000      1,402,066
   7.50%, 9/01/09                                                                1,400,000      1,504,132
   7.50%, 9/01/10                                                                1,500,000      1,610,130
  Mill Valley Revenue, COP, Pre-Refunded, 7.10%, 12/01/20                        2,750,000      3,047,358
  Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
   5.40%, 1/15/17                                                               12,155,000     12,184,415
   5.50%, 1/15/24                                                               15,790,000     15,907,320
  Modesto COP, Water System Improvement Project,
   AMBAC Insured, 6.25%, 10/01/22                                               13,000,000    13,766,090
  Modesto Health Facility Revenue, Memorial Hospital Association,
   Refunding, Series B, MBIA Insured, 5.125%, 6/01/17                            1,000,000        971,570
   Refunding, Series B, MBIA Insured, 5.25%, 6/01/21                             2,360,000      2,309,756
   Series A, Pre-Refunded, 7.875%, 8/01/18                                       6,800,000      7,163,596
  Modesto Irrigation District, COP, Refunding and Capital Improvement Project,
 Series A, MBIA Insured,
 6.00%, 10/01/21                                                                10,000,000     10,263,400
  Modesto Irrigation District, Financing Authority Revenue, Domestic
 Water Project, Series A, AMBAC Insured,
 6.125%, 9/01/19                                                                 3,000,000      3,157,440
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured,
   5.45%, 9/01/15                                                                6,150,000      6,252,090
   5.55%, 9/01/22                                                               10,005,000     10,126,261
  Montclair RDA, Tax Allocation,
   Redevelopment Project No. IV, 6.90%, 10/01/22                                 1,645,000      1,767,224
   Redevelopment Project No. V, 6.90%, 10/01/22                                  4,245,000      4,560,404
  Monterey County COP, Natividad Medical Center Improvement Project,
   Series A, 6.10%, 8/01/23                                                      1,095,000      1,116,385
   Series B, MBIA Insured, 6.10%, 8/01/27                                        5,170,000      5,411,439
   Series C, MBIA Insured, 6.50%, 8/01/15                                        3,500,000      3,869,460
   Series C, MBIA Insured, 6.60%, 8/01/23                                       13,250,000     14,733,338
   Series C, MBIA Insured, 6.25%, 8/01/28                                       13,385,000     14,443,887
  Monterey Hospital Revenue,
   Monterey Peninsula Hospital Project, Series A, 7.375%, 7/01/14                1,650,000      1,669,932
   Refunding, Monterey Peninsula Hospital, Series B, 7.375%, 7/01/14             1,105,000      1,118,348
  Monterey Park RDA, Tax Allocation, Refunding, Atlantic-Garvey
 Redevelopment Project No. 1,
 6.85%, 9/01/14                                                                 13,680,000     14,515,985
  Moreno Valley Special Tax, Refunding, Towngate Community Facilities 8,
 Series A, FSA Insured,
 5.875%, 12/01/15                                                                5,830,000      6,023,614
  Moreno Valley USD, COP, Land Acquisition, FSA Insured, Series E,
   6.70%, 9/01/11                                                                $ 240,000      $ 251,028
   6.75%, 9/01/27                                                                2,895,000      3,022,785
  Moreno Valley USD, COP,
   Palm Middle School, ETM, 7.00%, 9/01/01                                          10,000         11,030
   Palm Middle School, Pre-Refunded, 7.10%, 9/01/02                                 10,000         11,236
   Palm Middle School, Pre-Refunded, 7.20%, 9/01/03                                 10,000         11,272
   Palm Middle School, Pre-Refunded, 7.30%, 9/01/05                                  5,000          5,654
   Refunding, 5.60%, 3/01/17                                                     5,000,000      5,069,050
   Refunding, FSA Insured, 5.70%, 3/01/27                                       15,000,000     15,261,300
  Mount Diablo USD, Special Tax, CFD No. 1, AMBAC Insured, 6.30%, 8/01/22        5,000,000      5,351,850
  Mount Shasta Hospital Revenue, COP, Mercy Medical Center,
 Series A, Pre-Refunded, 7.25%, 7/01/19                                          4,145,000      4,376,664
  Mountain View Capital Improvements, Financing Authority Revenue,
 City Hall, MBIA Insured,
   6.25%, 8/01/12                                                                3,110,000      3,316,442
   6.50%, 8/01/16                                                                2,000,000      2,142,780
  Mountain View-Los Altos UHSD,
   COP, Financing Project, Pre-Refunded, 7.40%, 8/01/16                          2,175,000      2,462,274
   Series B, 5.70%, 5/01/22                                                      6,500,000      6,649,045
  Mountain View School District, COP, Santa Clara County Financing Project,
   6.75%, 4/01/07                                                                1,010,000      1,075,983
   6.90%, 4/01/12                                                                1,430,000      1,530,186
  Mountain View, Shoreline Regional Park, Community Tax Allocation,
 Series A, MBIA Insured,
 5.75%, 8/01/18                                                                  9,605,000      9,843,588
  M-S-R Public Power Agency Revenue, San Juan Project,
   Series C, AMBAC Insured, 5.50%, 7/01/21                                       8,630,000      8,630,259
   Series E, MBIA Insured, 6.00%, 7/01/22                                        8,490,000      8,714,645
   Series F, AMBAC Insured, 6.00%, 7/01/20                                      10,750,000     11,249,660
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27                         8,600,000      8,828,244
  Murrieta County Water District, Special Tax, CFD No. 8, 8.10%, 10/01/18        1,510,000      1,577,844
  Napa Housing Facility Revenue, Napa Park Apartments,
   Series A, 6.35%, 6/20/35                                                      6,125,000      6,427,453
  Napa Mortgage Revenue, Refunding, Creekside II Apartments Project,
 Series A, MBIA Insured,
 6.625%, 7/01/25                                                                 2,000,000      2,120,720
  National City Community Development Commission, MFHR,
 Park Villas Apartments, Series A,
 5.95%, 1/20/40                                                                 10,455,000     10,694,210
  Needles Public Financing Authority Revenue, Tax Allocation,
 Redevelopment Project, Series A,
 7.50%, 8/15/22                                                                  1,580,000      1,665,083
  Nevada County COP, Jail and Government Center Project,
 Refunding, FSA Insured, 5.875%, 10/01/19                                        6,275,000      6,451,955
  Nevada Power Authority Revenue, Refunding, Bowman
 Hydroelectric Project, 7.50%, 5/01/13                                           7,565,000      8,230,115
  Norco RDA, Tax Allocation, Redevelopment Project Area No. 1, Pre-Refunded,
   8.10%, 3/01/18                                                                8,820,000      9,151,808
   8.10%, 3/01/19                                                                5,175,000      5,369,684
  North City West School Facilities Financing Authority, Special Tax. CFD No. 1,
 Series C, AMBAC Insured,
   5.30%. 9/01/22                                                               10,000,000      9,958,300
   5.30%, 9/01/27                                                                9,900,000      9,811,395
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1,
   Refunding, Series A, MBIA Insured, 5.50%, 7/01/24                            10,000,000     10,055,400
   Refunding, Series B-1, Pre-Refunded, 8.00%, 7/01/24                          83,715,000     86,388,857
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, (cont.)
   Refunding, Series B-2, Pre-Refunded, 8.00%, 7/01/24                        $ 60,945,000   $ 62,891,583
   Series E, 7.15%, 7/01/24                                                    113,110,000    117,661,546
   Series F, 7.15%, 7/01/24                                                     38,190,000     39,726,766
   Series G, 7.15%, 7/01/24                                                     38,190,000     39,726,766
  Northern California Transmission Revenue, Ore Transmission Project,
 Series A, MBIA Insured,
 6.00%, 5/01/24                                                                  7,625,000      7,851,463
  Norwalk Community Facilities Financing Authority Revenue,
 Tax Allocation, Projects No. 1 & 2,
 Pre-Refunded, 8.00%, 12/01/19                                                  14,720,000     16,202,893
  Novato Special Tax, CFD No. 1, Pre-Refunded,
   7.60%, 10/01/01                                                                 450,000        475,884
   8.65%, 10/01/11                                                               4,565,000      4,873,959
   8.75%, 10/01/21                                                              16,350,000     17,472,428
  Oakland COP, Refunding, Oakland Museum, Series A, AMBAC
 Insured, 6.00%, 4/01/12                                                         8,000,000      8,337,280
  Oakland GO, Measure I, FGIC Insured, 5.85%, 6/15/22                           12,085,000     12,639,822
  Oakland HFR,
   Issue D-1, 6.80%, 1/01/99                                                       230,000        235,329
   Issue D-1, 6.80%, 7/01/99                                                       250,000        255,165
   Issue D-1, 6.875%, 1/01/00                                                      265,000        271,980
   Issue D-1, 6.875%, 7/01/00                                                      265,000        269,147
   Issue D-1, 6.95%, 1/01/01                                                       270,000        274,331
   Issue D-1, 6.95%, 7/01/01                                                       265,000        269,836
   Issue D-1, 7.10%, 1/01/10                                                     3,500,000      3,673,495
   Issue D-2, 6.95%, 7/01/01                                                       280,000        285,110
   Issue D-2, 7.10%, 1/01/10                                                     1,160,000      1,215,657
   Issue D-2, 7.15%, 1/01/24                                                     5,800,000      6,056,534
  Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration
  Buildings, AMBAC Insured,
   5.75%, 8/01/21                                                               12,500,000     12,999,625
   5.75%, 8/01/26                                                               19,500,000     20,197,905
  Oakland Revenue, Refunding,
   Series A, FGIC Insured, 7.60%, 8/01/21                                        6,000,000      6,291,780
   YMCA Project, Series 1990, Pre-Refunded, 7.40%, 6/01/10                       5,405,000      5,965,715
  Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04               5,185,000      5,903,330
  Oceanside COP, Refunding, Oceanside Civic Center Project,
 MBIA Insured, 5.75%, 8/01/15                                                    5,000,000      5,185,700
  Oceanside COP, Refunding, Series A,
   6.375%, 4/01/12                                                               4,435,000      4,673,470
   6.625%, 4/01/23                                                               9,000,000      9,041,670
  Oceanside COP, Refunding, Water System Project,
   AMBAC Insured, 5.80%, 8/01/21                                                 4,750,000      4,881,765
  Oceanside COP, Wastewater Systems Plan, Refunding,
 AMBAC Insured, 5.80%, 5/01/21                                                   4,500,000      4,621,725
  Oceanside COP, Water Use Association Finance Program, Series A,
 AMBAC Insured, 6.40%, 10/01/12                                                  2,000,000      2,175,900
  Olivenhain Municipal Water District, 1915 Act, AD No. 9, MBIA Insured,
   5.375%, 9/02/17                                                               2,845,000      2,832,795
   5.45%, 9/02/27                                                               11,120,000     11,156,918
  Ontario Montclair School District, COP,
   Capital Projects, FSA Insured, 5.625%, 9/01/17                                7,500,000      7,706,175
   Series A, Pre-Refunded, 7.50%, 10/01/12                                       1,795,000      1,996,094
  Orange County Airport Revenue, GO, Refunding,
 MBIA Insured, 5.625%, 7/01/12                                                 $ 5,000,000    $ 5,157,900
  Orange County COP,
   Civic Center Expansion Project, AMBAC Insured,
    Pre-Refunded, 6.00%, 8/01/21                                                 4,500,000      4,812,885
   Juvenile Justice Center Project, Pre-Refunded, 7.50%, 6/01/09                 5,000,000      5,373,450
   Juvenile Justice Center Project, Pre-Refunded, 7.625%, 6/01/19               16,500,000     17,779,080
   Loma Ridge/Data Center Project, AMBAC Insured, Pre-Refunded, 6.00%, 6/01/21   2,375,000      2,555,453
   Public Facilities Corp., 7.875%, 12/01/13                                     3,250,000      3,407,235
   Refunding, Juvenile Justice Center Facilities,
    AMBAC Insured, 6.375%, 6/01/11                                               5,000,000      5,340,150
  Orange County Development Agency, Tax Allocation, Refunding,
 Santa Ana Heights Area Project,
 6.125%, 9/01/23                                                                 6,500,000      6,711,055
  Orange County Financing Authority Revenue, Refunding, Tax Allocation,
 Series A, MBIA Insured,
   6.50%, 9/01/21                                                                5,430,000      5,853,594
   6.50%, 9/01/22                                                                8,000,000      8,624,080
  Orange County Purchaser Certificates, Master Lease, Series 1990,
   7.00%, 9/01/98                                                                2,000,000      2,009,580
   7.00%, 9/01/99                                                                1,000,000      1,006,450
   7.00%, 9/01/00                                                                1,975,000      1,995,441
  Orange County Recovery, Refunding, Series A, MBIA Insured,
   5.75%, 6/01/15                                                               79,010,000     81,603,898
   COP, 5.80%, 7/01/16                                                          10,380,000     10,834,644
   COP, 5.875%, 7/01/19                                                         17,100,000     18,024,939
  Orange County Special Tax, Pre-Refunded,
   CFD No. 8, Aliso Viejo, Series A, 8.00%, 8/15/05                              9,900,000     10,455,291
   CFD No. 8, Aliso Viejo, Series A, 8.10%, 8/15/13                             43,265,000     45,728,076
   CFD No. 8, Dimensions Business Park, 8.25%, 8/15/13                           4,700,000      4,973,540
   CFD No. 87-4, Foothill Ranch, 8.00%, 8/15/10                                  5,000,000      5,622,600
  Orange County Transportation District COP, Business
 Acquisition Project, 6.75%, 12/01/05                                            2,865,000      3,050,595
  Orange County Water District, COP,
   AMBAC Insured, 6.50%, 8/15/11                                                 2,000,000      2,130,580
   Refunding, Series A, 5.50%, 8/15/14                                           9,430,000      9,501,102
   Refunding, Series A, 5.00%, 8/15/18                                           5,000,000      4,709,350
  Orange Cove Irrigation District Revenue, COP, Rehabilitation
 Project, Pre-Refunded, 7.25%, 2/01/12                                           3,400,000      3,781,242
  Orange RDA Revenue, Refunding, Tax Allocation, Northwest
 Redevelopment Project, Series B,
 5.70%, 10/01/23                                                                 8,530,000      8,567,959
  Oroville Public Financing Authority Revenue, Series A, AMBAC
 Insured, 6.30%, 9/15/20                                                        12,150,000     13,086,644
  Oroville Wyandotte Irrigation District Revenue, Refunding,
 Hydroelectric, 6.20%, 1/01/09                                                  10,060,000     10,641,166
  Oxnard Public Facilities Corp., COP, Pre-Refunded,
   AMBAC Insured, 7.50%, 9/01/06                                                17,520,000     18,676,495
   Civic Library Project, 8.00%, 10/01/08                                        3,750,000      3,980,213
  Palm Desert 1915 Act, AD No. 9, 7.60%, 9/02/12                                 1,290,000      1,346,889
  Palm Desert Financing Authority Lease Revenue, Blythe County
 Administrative Project, 6.625%, 8/01/26                                         5,020,000      5,289,122
  Palm Desert Financing Authority Revenue, Tax Allocation, Project
 Area No.1, MBIA Insured,
   Refunding, 5.625%, 4/01/23                                                   13,000,000     13,058,630
   Series A, 6.625%, 4/01/23                                                     5,515,000      5,992,654
   Series, A, 5.95%, 4/01/24                                                    15,075,000     15,787,143
  Palm Springs COP, Multiple Capital Facilities Project, Refunding,
 AMBAC Insured, 5.75%, 4/01/27                                                  11,570,000     11,953,430
  Palm Springs Financing Authority,
     bRefunding, Lease Revenue, MBIA Insured, 5.25%, 11/01/14                  $ 1,810,000    $ 1,787,809
     bRefunding, Lease Revenue, MBIA Insured, 5.40%, 11/01/21                    5,390,000      5,311,198
   Tax Allocation, Series B, 6.875%, 8/01/21                                     2,230,000      2,364,179
  Palmdale Civic Authority Revenue, Refunding, Merged Redevelopment
 Project Areas, Series A,
 MBIA Insured, 6.15%, 9/01/24                                                   11,580,000     12,506,979
  Palmdale CRDA, Tax Allocation Bonds, Series A, MBIA Insured, 5.75%, 9/01/27   10,435,000     10,789,268
  Palmdale School District, COP, Series 1990, 7.40%, 8/01/20                       495,000        506,826
  Palomar Community College District, COP, Building Acquisition Project,
 Connie Lee Insured,
 6.75%, 10/01/19                                                                 4,210,000      4,686,740
  Palomar Pomerado Hospital District Revenue, Refunding, Series A,
 MBIA Insured, 5.00%, 11/01/14                                                   6,300,000      6,116,607
  Panoche Water District, COP, 7.50%, 12/01/08                                   3,000,000      3,191,490
  Paramount RDA, Tax Allocation, Custodial Receipts,
 MBIA Insured, 6.25%, 8/01/23                                                   22,070,000     23,651,316
  Pasadena COP, Art Center, College of Design, Connie Lee
 Insured, 6.50%, 12/01/19                                                        8,250,000      9,049,920
  Pasadena Water Revenue, 6.00%, 7/01/13                                         4,000,000      4,180,720
  Perris Public Financing Authority Revenue, Refunding, Tax Allocation,
   Series B, MBIA Insured, 6.35%, 8/15/17                                        5,280,000      5,676,686
   Series C, 7.10%, 11/15/17                                                     3,330,000      3,568,694
  Perris Public Financing Authority Revenue, Special Tax, Series A,
   7.45%, 9/01/01                                                                  205,000        208,479
   7.50%, 9/01/02                                                                  235,000        238,939
   7.55%, 9/01/03                                                                  270,000        274,469
   7.60%, 9/01/04                                                                  305,000        309,984
   7.60%, 9/01/05                                                                  325,000        330,177
   7.80%, 9/01/19                                                                3,555,000      3,609,356
  Perris RDA, Tax Allocation,
   Central and North Perris Redevelopment Project, Series B,
 Pre-Refunded, 7.875%, 10/01/14                                                  4,535,000      5,244,728
   Refunding, Central and North Perris Redevelopment Project,
 Series A, Pre-Refunded, 7.875%, 10/01/10                                        2,935,000      3,425,439
   Series 1991, 7.15%, 8/01/11                                                     865,000        918,673
   Series 1991, 7.20%, 8/01/21                                                   2,040,000      2,169,316
  Perris Special Tax,
   CFD No. 8, Series A, ETM, 8.00%, 9/01/99                                         50,000         53,709
   CFD No. 8, Series A, ETM, 8.05%, 9/01/00                                         65,000         72,125
   CFD No. 8, Series A, ETM, 8.10%, 9/01/01                                         85,000         97,101
   CFD No. 8, Series A, ETM, 8.15%, 9/01/02                                        100,000        117,262
   CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18                             6,040,000      7,442,428
   CFD No. 91-1, 8.75%, 9/01/21                                                  5,395,000      5,793,852
  Petaluma Community Development Commission, MFR, Park Lane
 Apartments, Series A, 6.875%, 11/20/34                                          4,800,000      5,162,448
  Pismo Beach Public Financing Authority Revenue, 6.90%, 9/15/22                 1,200,000      1,218,444
  Pittsburg Public Financing Authority, Water Revenue,
   MBIA Insured, 5.50%, 6/01/27                                                  7,980,000      8,040,808
  Placentia COP, Refunding, RDA, Series A, 6.90%, 1/01/14                        1,770,000      1,899,192
  Pleasant Valley School District, Ventura County COP, Woodcreek Road,
 Elementary School Project,
 6.375%, 8/01/18                                                                 3,230,000      3,273,250
  Pleasanton COP,
   Capital Improvements, 6.70%, 10/01/11                                         2,180,000      2,296,521
   Pleasanton Public Facilities Corp., Pre-Refunded, 7.875%, 9/01/14             4,585,000      4,999,759


  Pomona Public Financing Authority Revenue,
   Refunding, Series P, 5.75%, 10/01/15                                        $ 6,490,000    $ 6,683,856
   Series H, AMBAC Insured, 7.40%, 5/01/18                                      10,205,000     10,879,346
  Pomona RDA, Tax Allocation,
   Holt Ave./Indian Hill Blvd., Redevelopment Project, 8.25%, 6/01/16            2,370,000      2,411,380
   Refunding, Reservoir Street Industrial Redevelopment Project, 8.25%, 6/01/13  2,795,000      2,844,024
   Southwest Pomona Redevelopment Project, 11.45%, 1/01/07                      14,295,000     18,838,094
   West Holt Ave. Redevelopment Project, Pre-Refunded, 7.875%, 2/01/15           4,675,000      4,999,726
  Port Hueneme RDA, Refunding, Tax Allocation, R-76 Project, 6.50%, 5/01/23      3,150,000      3,305,106
  Port of Oakland Revenue, Series E, MBIA Insured,
   6.25%, 11/01/05                                                               1,525,000      1,669,204
   6.30%, 11/01/06                                                               1,050,000      1,149,141
   6.40%, 11/01/07                                                                 500,000        545,875
   6.40%, 11/01/22                                                              11,495,000     12,354,941
  Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
   6.70%, 1/01/07                                                                6,100,000      6,575,312
   6.75%, 1/01/12                                                                4,890,000      5,202,471
   6.80%, 1/01/19                                                                8,075,000      8,559,016
  Porterville COP, Refunding, Public Building Project,
 AMBAC Insured, 6.30%, 10/01/18                                                  1,950,000      2,090,381
  Porterville Union High School District COP, Capital Appreciation,
 Land Acquisition, Series A, FSA Insured,
 6.60%, 9/01/27                                                                  1,340,000      1,374,197
  Poway COP, RDA, Poinsettia Mobile Home Park, Pre-Refunded, 8.375%, 6/01/18     8,100,000      8,505,243
  Poway COP, Royal Mobile Home Park Project, FSA Insured,
   Capital Improvement, Pre-Refunded, 7.00%, 7/01/20                             5,500,000      6,081,185
   Refunding, 6.00%, 8/01/20                                                     5,400,000      5,681,934
   Refunding, 6.00%, 8/01/28                                                    15,000,000     15,783,150
   Refunding, FSA Insured, 5.875%, 8/01/15                                       6,250,000      6,517,125
  Poway RDA, Tax Allocation, Refunding, Sub-Parguay Redevelopment Project,
 FGIC Insured,
   5.50%, 12/15/23                                                              23,000,000     23,057,960
   5.75%, 12/15/26                                                              11,710,000     11,930,968
  Puerto Rico Commonwealth Highway and Transportation Authority,
 Highway Revenue, Series Y,
 5.00%, 7/01/36                                                                 63,000,000     59,113,530
  Ramona Municipal Water District, COP, 8.50%, 7/15/11                             610,000        639,853
  Rancho Cucamonga, Palmdale, Potterville, Colton HFA, SFMR,
 Series 1986, GNMA Secured,
 7.55%, 8/01/18                                                                  6,405,000      6,965,117
  Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
 Set-Aside Housing,
 MBIA Insured, 5.25%, 9/01/21                                                    8,330,000      8,206,883
  Rancho Cucamonga, Refunding, Special Tax, CFD No. 7,
 FSA Insured, 6.40%, 8/01/04                                                     1,100,000      1,163,459
  Rancho Murieta Community Services District, 1915 Act, ID No. 1,
   8.25%, 9/02/01                                                                  865,000        899,453
   8.25%, 9/02/02                                                                  815,000        847,290
   8.30%, 9/02/03                                                                  870,000        904,461
   8.40%, 9/02/04                                                                  855,000        889,029
   8.40%, 9/02/05                                                                  855,000        888,849
   8.40%, 9/02/06                                                                  860,000        893,867
  Redlands RDA, Refunding, Tax Allocation, Redlands Redevelopment Project,
 AMBAC Insured,
 6.625%, 7/01/15                                                                   165,000        168,993
  Redlands USD, COP, Series A, FSA Insured,
   6.15%, 9/01/11                                                                $ 710,000      $ 724,896
   6.25%, 9/01/27                                                                4,310,000      4,385,684
  Redwood City MFHR, Refunding, Redwood Plaza Project, Series A,
 GNMA Secured, 8.25%, 9/01/26                                                    3,795,000      3,815,303
  Redwood City Public Financing Authority Revenue, Local Agency,
 Series B, Pre-Refunded, 7.25%, 7/15/11                                          3,750,000      4,221,263
  Rialto COP,
   5.75%, 2/01/22                                                                2,715,000      2,780,622
   Series 1989, Pre-Refunded, 7.50%, 11/01/01                                      145,000        157,899
   Series 1989, Pre-Refunded, 7.50%, 11/01/15                                    3,165,000      3,446,558
  Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, 6.75%, 3/01/24   3,500,000      3,802,715
  Richmond Joint Power Finance Authority, Series B, Pre-Refunded, 7.00%, 5/15/07 2,000,000      2,185,160
  Richmond Revenue, West Contra Costa YMCA Project,
 Pre-Refunded, 7.75%, 6/01/17                                                    3,715,000      4,132,938
  Ridgecrest COP, RDA, 7.60%, 3/01/13                                            4,420,000      4,579,164
  Ridgecrest RDA, Tax Allocation, Ridgecrest Redevelopment Project,
   8.00%, 2/01/09                                                                  200,000        205,268
   8.00%, 2/01/10                                                                  220,000        225,757
   8.00%, 2/01/11                                                                  240,000        246,242
   8.00%, 2/01/12                                                                  255,000        261,589
   8.00%, 2/01/13                                                                  275,000        282,059
   8.00%, 2/01/14                                                                  300,000        307,701
   7.80%, 2/01/15                                                                  325,000        332,813
   7.40%, 2/01/16                                                                  355,000        363,083
  Riverside County Asset Leasing Corp., Leasehold Revenue, Hospital Project,
   Series A, 6.375%, 6/01/09                                                    23,000,000     24,617,360
   Series A, 6.50%, 6/01/12                                                     20,125,000     22,367,126
   Series B, MBIA Insured, 5.00%, 6/01/19                                       13,865,000     13,228,874
  Riverside County Board of Education, COP, Financing Project,
 Series A, 6.65%, 11/01/17                                                       7,945,000      8,422,495
  Riverside County CFD,
   No. 8, Golden Triangle Project, Series A, Pre-Refunded, 7.50%, 9/01/06          575,000        608,810
   No. 8, Golden Triangle Project, Series B, Pre-Refunded, 7.50%, 9/01/06        2,425,000      2,567,590
   No. 8, Menifee Village Project, 7.875%, 9/01/11                              23,125,000     23,196,456
   No. 84-2, Refunding, Lakehills Project, 7.60%, 9/01/00                          660,000        646,800
   No. 84-2, Refunding, Lakehills Project, 7.50%, 9/01/06                        5,130,000      5,027,400
   No. 85-2, California Oaks Project, ETM, 7.80%, 9/01/98                          260,000        269,688
   No. 85-2, California Oaks Project, Pre-Refunded, 7.90%, 9/01/99                 295,000        313,393
   No. 85-2, California Oaks Project, Pre-Refunded, 8.00%, 9/01/00                 485,000        515,671
   No. 85-2, California Oaks Project, Pre-Refunded, 8.05%, 9/01/01                 585,000        622,253
   No. 85-2, California Oaks Project, Pre-Refunded, 8.25%, 9/01/13              11,970,000     12,753,556
  Riverside County CFD No. 8, Mello-Roos, Series 1987, 8.75%, 9/01/16           14,460,000     14,840,732
  Riverside County COP,
   Capital Projects, Series A, 6.875%, 11/01/09                                  4,975,000      5,381,010
   Capital Projects, Series A, 6.125%, 11/01/21                                 15,900,000     16,464,609
   Desert Justice Facility Project, MBIA Insured, 6.00%, 12/01/17                4,775,000      5,022,775
   Desert Justice Facility Project, MBIA Insured, 6.25%, 12/01/21                4,625,000      4,955,318
   Family Law Court Project, MBIA Insured, 5.75%, 11/01/27                       5,295,000      5,476,619
   Historic Courthouse, MBIA Insured, 5.875%, 11/01/27                           8,640,000      9,031,392
   Refunding, Juvenile Facility, Pre-Refunded, 8.00%, 10/01/18                   3,945,000      4,187,184
  Riverside County Flood Control and Water Conservation District,
 Elsinore Valley AD, Zone 3, Series 1993,
   7.875%, 9/01/03                                                               $ 165,000      $ 192,586
   7.875%, 9/01/04                                                                 180,000        213,264
   7.875%, 9/01/05                                                                 190,000        227,932
   7.875%, 9/01/06                                                                 205,000        248,431
   7.875%, 9/01/07                                                                 225,000        273,875
   7.875%, 9/01/08                                                                 240,000        302,100
   7.875%, 9/01/09                                                                 260,000        329,155
   7.875%, 9/01/10                                                                 280,000        355,883
   7.875%, 9/01/11                                                                 305,000        388,567
   7.875%, 9/01/12                                                                 325,000        416,374
   7.875%, 9/01/13                                                                 350,000        450,468
   7.875%, 9/01/14                                                                 380,000        490,876
   7.875%, 9/01/15                                                                 410,000        531,114
   7.875%, 9/01/16                                                                 440,000        571,116
   7.875%, 9/01/17                                                                 475,000        607,045
  Riverside County Housing Authority Revenue,
   Riverside Apartment Project, 7.875%, 11/01/19                                 6,750,000      6,710,850
   Series A, 7.85%, 10/01/08                                                    13,980,000     14,088,764
   Series A, 7.90%, 10/01/18                                                    33,080,000     33,597,040
  Riverside County SFMR, GNMA Secured,
   Series A, 7.20%, 10/01/24                                                       540,000        584,350
   Series B, 7.60%, 11/01/19                                                     1,280,000      1,321,446
  Riverside Hospital Revenue, Parkview Community Hospital Medical Center Project,
   8.25%, 8/01/14                                                                5,000,000      5,185,700
   Refunding, 9.25%, 12/01/05                                                    6,545,000      6,654,956
  Riverside MFHR, Palm Shadows Apartments, Series A, 6.50%, 1/01/18              6,210,000      6,454,286
  Riverside Public Financing Authority Revenue, Airport and Central Industrial
 Redevelopment Project, Series A,
   7.80%, 2/01/08                                                                  240,000        244,260
   7.90%, 2/01/18                                                                3,300,000      3,359,598
  Riverside RDA, Refunding, Tax Allocation, Merged Redevelopment Project,
 Series A, MBIA Insured,
 5.625%, 8/01/23                                                                 6,000,000      6,072,300
  Riverside Water Revenue, 6.00%, 10/01/15                                       3,000,000      3,071,430
  Rocklin 1915 Act, Refunding,
   7.55%, 9/02/03                                                                  460,000        476,997
   7.60%, 9/02/04                                                                  495,000        513,290
   7.65%, 9/02/05                                                                  535,000        554,768
   7.65%, 9/02/06                                                                  580,000        601,431
   7.65%, 9/02/07                                                                  625,000        648,094
   7.65%, 9/02/08                                                                  675,000        699,941
  Rocklin USD, CFD No. 1, Pre-Refunded, 7.70%, 9/01/12                           6,085,000      6,793,537
  Rohnert Park CDA, Tax Allocation, Rohnert Park Redevelopment Project,
 Pre-Refunded, 8.20%, 6/01/18                                                    7,500,000      7,866,750
  Rohnert Park HFA Revenue, Rancho Feliz Mobile Home Park,
 FSA Insured, 5.375%, 12/01/26                                                   8,380,000      8,287,988
  Roseville 1915 Act, Limited Obligation, Refunding,
   North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 9/02/99                120,000        124,564
   North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 9/02/00                125,000        129,754
   North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 9/02/01                135,000        140,134
  Roseville 1915 Act, Limited Obligation, Refunding, (cont.)
   North Roseville, Rocklin Sewer District No. 88-3, 8.10%, 9/02/02              $ 145,000      $ 150,514
   North Roseville, Rocklin Sewer District No. 88-3, 8.15%, 9/02/03                160,000        166,085
   North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 9/02/04                170,000        176,465
   North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 9/02/05                185,000        192,036
   North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 9/02/06                200,000        207,606
   North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 9/02/07                220,000        228,367
   North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 9/02/08                235,000        243,937
   North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 9/02/09                205,000        212,796
   Rocky Ridge-Harding, District No. 88-4, 8.00%, 9/02/99                          220,000        228,367
   Rocky Ridge-Harding, District No. 88-4, 8.00%, 9/02/00                          245,000        254,317
   Rocky Ridge-Harding, District No. 88-4, 8.00%, 9/02/01                          260,000        269,888
   Rocky Ridge-Harding, District No. 88-4, 8.10%, 9/02/02                          285,000        295,839
   Rocky Ridge-Harding, District No. 88-4, 8.15%, 9/02/03                          305,000        316,599
   Rocky Ridge-Harding, District No. 88-4, 8.20%, 9/02/04                          330,000        342,550
   Rocky Ridge-Harding, District No. 88-4, 8.20%, 9/02/05                          350,000        363,311
  Roseville Special Tax,
   CFD No. 1, 7.50%, 9/01/02                                                       715,000        737,794
   CFD No. 1, 7.60%, 9/01/04                                                       825,000        850,542
   CFD No. 1, 7.70%, 9/01/20                                                    15,660,000     16,144,364
   CFD No. 2, 8.00%, 9/01/06                                                       355,000        379,555
   CFD No. 2, 8.25%, 9/01/21                                                     7,165,000      7,632,588
   Northcentral Roseville CFD No. 1, 8.00%, 11/01/02                             1,725,000      1,837,539
   Northcentral Roseville CFD No. 1, 8.10%, 11/01/03                             1,860,000      1,988,786
   Northcentral Roseville CFD No. 1, 8.40%, 11/01/10                            10,000,000     10,650,300
   Northcentral Roseville CFD No. 1, 8.60%, 11/01/17                            12,000,000     12,798,240
   Northeast Roseville CFD No. 1, 7.95%, 12/01/00                                1,000,000      1,041,710
   Northeast Roseville CFD No. 1, 8.00%, 12/01/01                                1,000,000      1,041,110
   Northeast Roseville CFD No. 1, 8.00%, 12/01/02                                1,000,000      1,040,540
   Northeast Roseville CFD No. 1, 8.30%, 12/01/08                                6,000,000      6,252,780
  Rubidoux Community Services District, COP, Water System
 Improvement Project, AMBAC Insured,
 6.25%, 12/01/24                                                                 5,450,000      5,825,124
  Sacramento 1915 Act, North Natomas AD No. 88-3,
   8.20%, 9/02/10                                                                  805,000        808,333
   8.20%, 9/02/11                                                                1,795,000      1,803,508
   8.25%, 9/02/12                                                                2,325,000      2,337,206
   8.25%, 9/02/13                                                                2,515,000      2,529,310
   8.25%, 9/02/14                                                                2,715,000      2,731,914
  Sacramento Area Council of Governments, COP, Sacog Administrative
 Building Project, 7.125%, 7/01/16                                               1,500,000      1,583,040
  Sacramento City Financing Authority Revenue, Series 1991,
   6.60%, 11/01/05                                                               1,300,000      1,417,208
   6.70%, 11/01/11                                                                 920,000        984,989
  Sacramento County 1915 Act, Cordova Industrial Park, Unit 3, Series C-1,
   8.25%, 9/02/05                                                                  230,000        238,326
   8.25%, 9/02/06                                                                  245,000        253,766
   8.25%, 9/02/07                                                                  265,000        274,370
   8.25%, 9/02/08                                                                  290,000        300,133
  Sacramento  County  1915 Act,  Cordova  Industrial  Park,  Unit 3, Series C-1,
(cont.)
   8.25%, 9/02/09                                                                $ 310,000      $ 320,766
   8.25%, 9/02/10                                                                  340,000        351,737
   8.25%, 9/02/11                                                                  365,000        377,523
  Sacramento County Airport System Revenue, MBIA Insured,
   Series A, 5.90%, 7/01/24                                                      6,875,000      7,117,756
   Series B, 5.75%, 7/01/26                                                      6,195,000      6,364,309
   Sub-Series D, 5.75%, 7/01/26                                                 10,000,000     10,314,400
  Sacramento County CFD, Special Tax,
   Improvement Area 1, Series 1990, 8.20%, 12/01/10                              2,250,000      2,408,153
   Improvement Area 1, Series 1990, 8.25%, 12/01/20                              7,610,000      8,155,637
   Laguna, Series 1987, Pre-Refunded, 8.00%, 12/01/98                            1,500,000      1,555,200
   Laguna, Series 1987, Pre-Refunded, 8.20%, 12/01/99                            1,500,000      1,555,680
   Laguna, Series 1987, Pre-Refunded, 8.30%, 12/01/00                            1,500,000      1,555,905
   Laguna, Series 1987, Pre-Refunded, 8.40%, 12/01/01                            1,500,000      1,556,145
  Sacramento County COP,
   Cherry Island Golf Course Project, Pre-Refunded, 8.125%, 12/01/18             2,735,000      2,933,342
   Cherry Island Golf Course Project, Series B, 6.80%, 7/01/18                   3,500,000      3,674,615
   Public Facilities Project, Coroner/Crime Laboratory, AMBAC
 Insured, 6.40%, 10/01/19                                                       11,000,000     12,048,410
   Public Facilities Project, Coroner/Crime Laboratory, AMBAC
 Insured, 6.40%, 10/01/24                                                       29,500,000     32,220,195
   Refunding, Cherry Island Golf Course Project, Series B, 6.80%, 7/01/12        1,495,000      1,569,586
   Refunding, Parking Facility Project, Series A, 6.80%, 7/01/12                 2,325,000      2,440,994
  Sacramento MUD, Electric Revenue,
   Refunding, Series D, MBIA Insured, 5.25%, 11/15/20                           16,905,000     16,549,488
   Refunding, Series L, AMBAC Insured, 5.20%, 7/01/16                           23,250,000     23,082,833
   Refunding, Series L, MBIA Insured, 5.125%, 7/01/15                           20,270,000     20,070,341
   Refunding, Series L, MBIA Insured, 5.20%, 7/01/17                             8,325,000      8,213,029
   Refunding, Series Z, FGIC Insured, 6.25%, 7/01/04                             5,740,000      6,241,561
   Refunding, Series Z, FGIC Insured, 6.35%, 7/01/05                             3,000,000      3,261,510
   Refunding, Subordinated Lien, 8.00%, 11/15/10                                16,110,000     16,182,978
   Series B, MBIA Insured, Pre-Refunded, 6.25%, 8/15/11                          1,200,000      1,328,472
   Series I, MBIA Insured, 6.00%, 1/01/24                                        4,500,000      4,720,005
   Series J, AMBAC Insured, 5.60%, 8/15/24                                      14,715,000     15,001,943
   Series V, 7.60%, 8/15/00                                                      1,000,000      1,048,650
   Series W, 7.60%, 8/15/00                                                      2,225,000      2,333,246
   Series W, Pre-Refunded, 7.875%, 8/15/16                                       5,405,000      5,704,869
  Sacramento Public Television Facility Revenue, KVIE, Inc.,
 Series A, 7.50%, 7/01/20                                                        2,680,000      2,768,386
  Sacramento RDA, Tax Allocation, Merged Downtown Project, Series A,
 MBIA Insured, 6.50%, 11/01/13                                                   2,500,000      2,681,200
  Sacramento Regional Transit District, COP, Series A,
   6.20%, 3/01/00                                                                1,605,000      1,670,324
   6.25%, 3/01/01                                                                1,100,000      1,160,181
   6.375%, 3/01/02                                                               1,000,000      1,072,140
   6.40%, 3/01/03                                                                1,200,000      1,296,408
   6.375%, 3/01/04                                                               1,000,000      1,078,110
   6.375%, 3/01/05                                                               1,100,000      1,176,835
  Sacramento-Yolo Port District Revenue, Refunding, Series A,
   Facilities Improvement, Pre-Refunded, 8.875%, 12/01/12                      $ 3,620,000    $ 3,722,555
   Port Facilities, 7.25%, 7/01/13                                              11,645,000     12,315,752
  Salida Area Public Facility Financing Agency, Special Tax, CFD No. 8,
   7.70%, 9/01/99                                                                  215,000        222,194
   7.75%, 9/01/00                                                                  250,000        258,833
   7.80%, 9/01/01                                                                  290,000        300,243
   7.85%, 9/01/02                                                                  260,000        269,178
   7.90%, 9/01/03                                                                  385,000        398,587
   7.95%, 9/01/04                                                                  435,000        450,342
   7.95%, 9/01/05                                                                  495,000        512,013
   8.00%, 9/01/06                                                                  460,000        475,801
   8.00%, 9/01/07                                                                  630,000        651,357
   8.00%, 9/01/08                                                                  700,000        723,415
   8.05%, 9/01/14                                                                6,075,000      6,278,148
  Salinas Union High School District, COP, Refunding, Facility
 Financing Projects, 7.375%, 1/01/14                                             2,495,000      2,606,077
  San Bernardino 1915 Act, AD No. 961, Refunding,
   7.60%, 9/02/02                                                                  855,000        883,437
   7.65%, 9/02/03                                                                  920,000        950,590
   7.70%, 9/02/04                                                                  990,000      1,022,908
   7.75%, 9/02/05                                                                1,065,000      1,100,390
  San Bernardino County COP,
   Medical Center Financing Project, Series A, MBIA Insured, 5.50%, 8/01/15      5,000,000      5,052,500
   Medical Center Financing Project, Series A, MBIA Insured, 5.50%, 8/01/22     85,130,000     85,378,580
   Medical Center Financing Project, Series A, MBIA Insured, 5.875%, 8/01/26    34,000,000     35,321,240
   Refunding, Medical Center Financing Project, 5.00%, 8/01/26                  15,045,000     13,779,866
   Refunding, Medical Center Financing Project, MBIA Insured, 5.00%, 8/01/28    55,065,000     51,692,269
   West Valley Detention Center Project, MBIA Insured, 6.25%, 11/01/04           3,705,000      4,117,922
   West Valley Detention Center Project, MBIA Insured, 6.35%, 11/01/05           3,935,000      4,372,257
   West Valley Detention Center Project, MBIA Insured, 6.40%, 11/01/06           4,185,000      4,649,326
   West Valley Detention Center Project, MBIA Insured, 6.50%, 11/01/12          20,000,000     21,962,600
   West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25           9,275,000      9,966,637
  San Bernardino County Mortgage Revenue, Refunding, Don Miguel
 Apartments Projects, MBIA Insured,
 6.00%, 9/01/03                                                                    360,000        380,657
  San Bernardino County SFMR, Series A,
   GNMA Secured, 7.50%, 12/01/07                                                   915,000      1,001,403
   GNMA Secured, 7.65%, 6/01/23                                                  4,455,000      4,928,567
   MBS Program, 6.20%, 5/01/21                                                   7,655,000      8,044,027
  San Bernardino Joint Powers Financing Authority, Lease Revenue,
 Refunding, City Hall Project, MBIA Insured,
   5.60%, 1/01/15                                                                3,215,000      3,320,388
   5.70%, 1/01/23                                                                6,315,000      6,493,967
  San Bernardino Joint Powers Financing Authority Revenue, COP, Police
 Station Financing Authority Project,
 6.60%, 4/01/20                                                                  4,715,000      5,100,876
  San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation,
   Central City Merged Project, Series B, 7.50%, 11/01/20                        3,000,000      3,130,110
   Refunding, Central City Merged Project, Series A, 6.75%, 11/01/00               450,000        478,643
   Refunding, Central City Merged Project, Series A, 6.90%, 11/01/01               480,000        520,411
  San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation, (cont.)
   Refunding, Central City Merged Project, Series A, 7.00%, 11/01/02             $ 510,000      $ 561,281
   Refunding, Central City Merged Project, Series A, 7.00%, 11/01/03               550,000        605,303
   Refunding, Central City Merged Project, Series A, 7.00%, 11/01/04               585,000        641,534
   Refunding, Central City Merged Project, Series A, 7.05%, 11/01/05               625,000        682,894
   Refunding, Central City Merged Project, Series A, 7.05%, 11/01/06               670,000        729,463
   Refunding, Central City Merged Project, Series A, 7.05%, 11/01/07               720,000        779,738
   Refunding, Central City Merged Project, Series A, 7.10%, 11/01/20            15,585,000     16,633,403
   Refunding, Series A, FSA Insured, 5.75%, 10/01/15                             9,000,000      9,339,300
   Refunding, Series A, FSA Insured, 5.75%, 10/01/25                            19,915,000     20,509,861
   Tri-City Redevelopment Project, Series B, Pre-Refunded, 7.60%, 1/01/08        1,695,000      1,858,686
  San Bernardino Municipal Water Department, COP, FGIC
 Insured, 6.25%, 2/01/12                                                           905,000        955,707
  San Carlos Mortgage Revenue, Elms Project, FHA Mortgage
 Insured, 6.875%, 8/01/37                                                        8,465,000      9,155,490
  San Diego Community College District, COP, Financing Project,
 Series 1987, Pre-Refunded,
 8.625%, 12/01/09                                                                2,200,000      2,261,248
  San Diego County COP, Inmate Reception Center and Cooling,
 MBIA Insured, 6.25%, 8/01/24                                                   10,625,000     11,984,256
  San Diego County Regional Transportation Commission, Sales Tax Revenue,
 Series A, ETM, 6.00%, 4/01/08                                                   1,250,000      1,367,138
  San Diego IDR, San Diego Gas & Electric Co. Project, Series A,
   6.40%, 9/01/18                                                               19,800,000     21,089,178
   8.75%, 3/01/23                                                               12,230,000     12,520,463
  San Diego Public Facilities Financing Authority, Sewer Revenue, FGIC Insured,
   5.00%, 5/15/25                                                                5,000,000      4,741,800
   Series A, 5.375%, 5/15/16                                                     5,000,000      5,027,550
   Series B, 5.25%, 5/15/27                                                      6,175,000      6,029,517
  San Diego RDA, Refunding, Tax Allocation, Series A,
   Columbia Redevelopment Project, Pre-Refunded, 8.75%, 12/01/08                 2,200,000      2,250,952
   Horton Project, FSA Insured, 6.00%, 11/01/15                                  5,000,000      5,307,400
  San Diego SFMR, Issue A, 9.20%, 7/15/16                                           75,000         80,565
  San Diego Special Tax, CFD No.1, Series A, 8.50%, 9/01/16                     28,845,000     31,120,871
  San Elijo Joint Powers Authority Revenue, Refunding, Water Pollution
 Control Facilities, FGIC Insured,
 5.00%, 3/01/20                                                                  5,000,000      4,735,350
  San Francisco BART District Revenue, Sales Tax, FGIC Insured, 6.60%, 7/01/12   1,440,000      1,572,091
  San Francisco City and County Airports Commission, International Airport Revenue,
   Issue 6, AMBAC Insured, 6.50%, 5/01/18                                        2,500,000      2,735,150
   Issue 6, AMBAC Insured, 6.60%, 5/01/24                                       13,250,000     14,530,613
   Issue 9A, FGIC Insured, 5.90%, 5/01/25                                       46,415,000     47,956,906
   Issue 9B, Second Series, FGIC Insured, 6.00%, 5/01/25                        10,060,000     10,568,131
   Issue 12, Second Series A, 5.90%, 5/01/26                                    45,000,000     46,493,100
  San Francisco City and County COP, San Francisco Courthouse Project,
 FSA Insured, 5.875%, 4/01/21                                                    2,810,000      2,937,827
  San Francisco City and County Public Utilities Commission, Water Revenue,
 Crossover Refunding,
 Series A, 6.50%, 11/01/09                                                       4,000,000      4,411,640
  San Francisco City and County RDA, Hotel Tax Revenue, Refunding,
 FSA Insured, 6.75%, 7/01/25                                                     9,415,000     10,563,159
  San Francisco City and County RDA, Lease Revenue, George R. Moscone
 Center, Crossover Refunding,
 Series 1992, 5.50%, 7/01/18                                                    22,170,000     22,086,419
  San Francisco City and County RDA, Mortgage Revenue, Refunding, Series A,
 MBIA Insured, 6.65%, 7/01/24                                                    8,350,000      8,363,026
  San Francisco City and County Revenue, Irwin Memorial Blood Center,
 Series A, 6.80%, 12/01/21                                                       3,000,000      3,208,230
  San Francisco City and County SFMR, Series 1985, 9.375%, 10/01/12                 30,000         32,800
  San Francisco, State Building Authority Lease Revenue, Civic Center Complex,
 Series A, AMBAC Insured,
 5.25%, 12/01/21                                                              $ 24,810,000   $ 24,276,337
  San Gabriel Valley Mosquito Abatement District, COP, Lease Finance,
 Series R, 6.60%, 8/01/12                                                        1,000,000      1,031,840
  San Gabriel Valley Schools Financing Authority Revenue,
   Pomona USD Financing, 5.80%, 2/01/26                                          5,150,000      5,244,760
   Refunding, Oxnard Union High School, 6.50%, 3/01/18                           3,620,000      4,054,436
   Refunding, Oxnard Union High School, 6.60%, 3/01/24                           4,145,000      4,662,255
   Series A, 7.70%, 11/01/19                                                     1,765,000      1,872,383
  San Gorgonio Memorial Health Care District, Health Facilities Revenue,
 CHFCLP Insured, 6.375%, 6/01/08                                                 1,815,000      1,959,020
  San Jacinto RDA, COP, Fire Station Project,
   7.90%, 12/01/08                                                               1,065,000      1,090,656
   8.00%, 12/01/15                                                               2,375,000      2,430,836
  San Joaquin Area Flood Control Agency, 1915 Act, Flood Protection &
 Restoration Assessment, FSA Insured,
 6.00%, 9/02/14                                                                 10,125,000     10,464,289
  San Joaquin COP, General Hospital Project,
   6.25%, 9/01/13                                                               32,880,000     34,831,428
   6.625%, 9/01/20                                                              36,500,000     39,421,825
  San Joaquin County Special Tax, CFD No. 8,
   7.625%, 9/01/10                                                               1,420,000      1,449,138
   7.75%, 9/01/20                                                                2,990,000      3,054,255
  San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
     bRefunding, Series A, 5.50%, 1/15/28                                      175,965,000    171,641,540
     bRefunding, Series A, MBIA Insured, 5.375%, 1/15/29                        34,750,000     34,203,730
     bRefunding, Series A, MBIA Insured, 5.25%, 1/15/30                         28,000,000     27,151,040
   Senior Lien,7.00%, 1/01/30                                                   95,255,000    107,757,219
   Senior Lien, 6.75%, 1/01/32                                                  64,320,000     72,606,989
   Senior Lien, 5.00%, 1/01/33                                                  61,540,000     56,498,643
  San Jose 1915 Act, Refunding, ID 87-198SJ,
   7.90%, 9/02/99                                                                  125,000        129,293
   8.00%, 9/02/00                                                                  130,000        134,794
  San Jose Airport Revenue, Refunding, MBIA Insured, 5.75%, 3/01/16             13,600,000     13,909,536
  San Jose Financing Authority Revenue, Convention Center Project, Series C,
   6.40%, 9/01/22                                                               55,550,000     58,787,454
   Refunding, 6.40%, 9/01/17                                                    16,100,000     17,097,073
  San Jose RDA, MFHR, Miraido Village, Series A, 5.75%, 7/20/38                  7,155,000      7,209,163
  San Jose RDA, Tax Allocation,
   Housing, Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27        7,325,000      7,506,660
   Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21              25,000,000     23,795,000
   Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28             24,135,000     24,476,510
   Park Center Redevelopment Project, Pre-Refunded, 7.00%, 10/01/07              1,160,000      1,219,404
   Park Center Redevelopment Project, Pre-Refunded, 7.00%, 10/01/08              1,240,000      1,303,500
   Park Center Redevelopment Project, Pre-Refunded, 7.00%, 10/01/09              1,325,000      1,392,853
   Refunding, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/20   22,000,000     20,962,480
  San Jose-Santa Clara Water Financing Authority, Sewer Revenue, Series A,
 FGIC Insured, 5.375%, 11/15/20                                                 10,530,000     10,480,930
  San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13                               65,000         86,683
  San Lorenzo USD, COP, Capital Facilities Project, 7.20%, 8/01/12               3,500,000      3,666,985
  San Luis Obispo County COP, Jail Expansion Project,
   6.75%, 10/01/16                                                             $ 1,830,000    $ 1,904,426
   6.80%, 10/01/21                                                               1,475,000      1,536,360
  San Marcos Public Facilities Authority Revenue,
   Capital Improvement, 8.25%, 1/01/19                                          17,710,000     18,802,884
   Rancheros Mobil Home Park Project, 7.00%, 10/01/24                            5,350,000      5,692,614
   Refunding & Improvement, Civic Center, Mission Blvd. Project,
 Series A, 6.15%, 8/01/13                                                       11,670,000     11,814,241
   Refunding & Improvement, Civic Center, Mission Blvd. Project,
 Series A, 6.20%, 8/01/22                                                        7,895,000      7,959,502
   Refunding, Tax Allocation, Series A, FSA Insured, 5.50%, 8/01/23             18,000,000     17,973,720
  San Marcos Public Financing Authority Revenue, Series A, 6.25%, 9/02/22       25,000,000     26,698,750
  San Marcos Special Tax, CFD No. 8,
   7.75%, 9/01/18                                                               11,500,000      9,759,015
   7.625%, 9/01/19                                                              10,575,000      8,974,580
  San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14     5,000,000      5,271,500
  San Mateo County Board of Education, COP, Administrative
 Building Project, 7.10%, 5/01/21                                                1,185,000      1,254,192
  San Mateo County COP, Capital Projects Program, Series A, 9.125%, 7/01/98      1,355,000      1,399,295
  San Mateo County COP, San Mateo County Health Care Center, Series A, FSA Insured,
   6.125%, 7/15/14                                                               6,000,000      6,447,960
   5.75%, 7/15/22                                                               28,445,000     29,111,182
  San Mateo County Joint Powers Financing Authority, Lease Revenue,
 Capital Projects, Series A,
 FSA Insured, 5.75%, 7/15/27                                                     9,000,000      9,263,700
  San Mateo/Foster City School District, MBIA Insured, 5.00%, 8/01/27            4,720,000      4,474,796
  San Pablo RDA, Tax Allocation, Merged Project Area, FGIC
 Insured, 6.25%, 12/01/19                                                        3,500,000      3,796,240
  San Rafael RDA, Refunding, Tax Allocation, Central San Rafael
 Redevelopment, FGIC Insured,
 6.45%, 12/01/17                                                                 6,740,000      7,328,604
  San Rafael Sanitation District, COP, Waste Water Facilities
 Financing, 6.80%, 8/01/11                                                       2,200,000      2,322,078
  San Ramon COP, San Ramon Capital Improvement Projects,
 Series 1993, 6.00%, 3/01/18                                                     1,730,000      1,789,408
  San Ramon Public Finance Authority,
   Local Agency Revenue, 8.80%, 9/02/18                                         49,235,000     50,475,230
   Tax Allocation, Refunding, 6.90%, 2/01/24                                    13,050,000     14,040,365
   Tax Allocation, Series A, ETM, 7.20%, 2/01/98                                   135,000        136,532
   Tax Allocation, Series A, ETM, 7.30%, 2/01/99                                   145,000        151,345
   Tax Allocation, Series A, Pre-Refunded, 7.625%, 2/01/20                       7,280,000      7,767,250
  San Ramon Valley Fire Protection District, COP, Refunding,
 Financing Corp., 6.00%, 7/01/19                                                 6,275,000      6,466,074
  San Ramon Valley USD, COP,
   Measure A, Capital Project, Series A, 5.95%, 10/01/01                         9,000,000      9,536,310
   Refunding, 7.40%, 2/01/98                                                       970,000        978,837
   Refunding, 7.40%, 2/01/99                                                     1,040,000      1,069,099
   Refunding, 7.55%, 2/01/04                                                     6,505,000      6,683,562
   Refunding, Pre-Refunded, 7.70%, 2/01/10                                       6,000,000      6,902,820
   Refunding, Series 1992, 7.00%, 2/01/22                                       20,895,000     22,035,449
   Series A, 6.35%, 10/01/01                                                    14,805,000     15,207,992
  Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC
 Insured, 6.125%, 6/01/16                                                        2,070,000      2,201,631
  Santa Ana CRDA, Tax Allocation, Refunding,
   Mainplace Project, 7.40%, 9/01/19                                             2,000,000      2,058,720
   Series A, 7.25%, 9/01/19                                                      2,500,000      2,598,700
   Series B, 7.375%, 9/01/09                                                    10,105,000     10,513,444
  Santa Ana CRDA, Tax Allocation, Refunding, (cont.)
   Series B, 6.75%, 9/01/19                                                   $ 14,980,000   $ 15,336,824
   Series C, 7.25%, 9/01/17                                                      6,000,000      6,242,460
   Series C, 6.75%, 9/01/19                                                      2,260,000      2,331,213
  Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24     5,000,000      5,326,550
  Santa Ana Mountains, County Water District, CFD No. 7, Special Tax,
 Pre-Refunded, 8.40%, 10/01/13                                                  10,625,000     11,318,388
  Santa Barbara COP, California Health Facilities, Loan Program, 7.65%, 5/01/15  1,780,000      1,926,245
  Santa Barbara COP, Refunding, Harbor Project, 6.75%, 10/01/27                  8,090,000      8,686,476
  Santa Barbara Housing Authority Revenue, Refunding and
 Acquisition, 7.93%, 11/15/20                                                    6,150,000      6,309,531
  Santa Barbara SFMR, GNMA Secured,
   7.625%, 10/01/10                                                                470,000        503,520
   7.65%, 10/01/23                                                               1,365,000      1,489,665
  Santa Clara County COP, Terraces of Los Gatos Project,
   6.90%, 3/01/18                                                                4,000,000      4,270,440
   Refunding, 6.125%, 3/01/11                                                    3,090,000      3,194,658
   Refunding, 6.125%, 3/01/18                                                   12,200,000     12,639,810
  Santa Clara County Financing Authority Lease Revenue, Valley Medical
 Center Facilities Replacement Project,
 Series A, AMBAC Insured,
   6.75%, 11/15/20                                                              13,000,000     14,605,240
   6.25%, 11/15/22                                                              29,025,000     31,065,748
  Santa Clara County MFR, Refunding, Meadows Housing,
   Series A, 5.875%, 5/20/26                                                    16,130,000     16,530,831
  Santa Clara Electric Revenue,
   Crossover Refunding, Series B, 7.80%, 7/01/10                                33,500,000     34,290,600
   Series A, MBIA Insured, 5.75%, 7/01/24                                       10,000,000     10,146,700
  Santa Clara Housing Authority, MFHR, Series A,
   Arastradero Park Apartments Project, 6.65%, 5/20/35                           6,465,000      7,025,063
   Elana Gardens Apartments Project, 6.40%, 6/20/35                              5,625,000      5,982,300
   Sierra Vista I Apartments Project, 6.65%, 6/20/35                             3,860,000      4,196,553
  Santa Clara USD, FGIC Insured, 5.00%, 8/01/22                                 12,970,000     12,435,117
  Santa Clara Valley Water District, COP, Refunding & Improvement,
 Series A, FGIC Insured, 6.00%, 2/01/24                                         17,000,000     17,896,580
  Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21                    5,105,000      4,858,429
  Santa Cruz City School District, COP, Education Center Financing
 Project, 7.00%, 5/01/24                                                         3,150,000      3,377,619
  Santa Cruz County Housing Authority, MFHR,
   Dominican Oaks, Series 1987, GNMA Secured, 8.20%, 12/20/10                    3,830,000      3,956,582
   Dominican Oaks, Series 1987, GNMA Secured, 8.25%, 12/20/17                    7,065,000      7,299,205
   Series B, 7.75%, 7/01/23                                                      9,230,000      9,832,258
  Santa Margarita/Dana Point Authority Revenue,  Refunding, ID 3, 3A, 4, and 4A,
 Series B, MBIA Insured,
 5.75%, 8/01/20                                                                  7,000,000      7,189,420
  Santa Margarita Water District, Pre-Refunded,
   ID No. 2A, Series C, 8.00%, 6/01/13                                           2,000,000      2,095,880
   ID No. 3A, Series A, 8.00%, 6/01/08                                           2,400,000      2,514,240
   ID No. 3A, Series A, 8.00%, 6/01/13                                           2,585,000      2,708,046
   ID No. 4, Series D, 8.00%, 6/01/08                                            5,000,000      5,239,700
   ID No. 4, Series D, 8.00%, 6/01/13                                           11,000,000     11,527,340
   ID No. 4A, Series B, 8.00%, 6/01/08                                           5,000,000      5,239,700
   ID No. 4A, Series B, 8.00%, 6/01/13                                           5,000,000      5,239,700
  Santa Maria Bonita School District, COP, Refunding, MBIA Insured,
 7.00%, 3/01/16                                                                  2,750,000      3,002,175
  Santa Maria COP, Revenue, Marian Medical Center, 6.75%, 9/01/22              $ 3,600,000    $ 3,830,256
  Santa Monica RDA, Refunding, Tax Allocation, Ocean Park
 Redevelopment Project, Pre-Refunded,
   Series A, 8.25%, 7/01/18                                                      3,805,000      4,006,094
   Series B, 8.25%, 7/01/18                                                      1,260,000      1,326,591
  Santa Rosa Central Parking Service Facilities District Project
   No. 8, 7.60%, 7/02/15                                                         3,150,000      3,302,177
  Seal Beach RDA, Refunding, Subordinated Lien, Tax Allocation,
 Riverfront, Series A, 6.70%, 9/01/13                                            2,880,000      2,944,454
  Sequoia Hospital District Revenue, Refunding, Pre-Refunded, 7.50%, 9/01/08     5,455,000      5,746,788
  Shafter Joint Powers Financing Authority, Lease Revenue, Community
 Correctional Facility Project, Series A,
   5.95%, 1/01/11                                                                1,880,000      1,951,647
   6.05%, 1/01/17                                                                5,135,000      5,320,990
  Shasta Joint Powers Financing Authority, Lease Revenue, Courthouse
 County Improvement Project, Series A,
   6.60%, 6/01/12                                                                1,000,000      1,057,140
   6.70%, 6/01/23                                                                2,500,000      2,646,625
  Sierra Madre Financing Authority Revenue, Local Agency, Series A,
   7.50%, 11/01/98                                                                 240,000        248,016
   7.60%, 11/01/99                                                                 260,000        274,966
   7.70%, 11/01/00                                                                 280,000        296,408
   7.80%, 11/01/18                                                               5,500,000      5,752,835
  Sierra View Local Hospital District Revenue, Insured Health
 Facilities, 6.40%, 3/01/22                                                     15,000,000     15,844,350
  Signal Hill RDA, Tax Allocation, Refunding, Signal Hill Redevelopment
 Project, Series 1-B, MBIA Insured,
 5.25%, 10/01/15                                                                 8,390,000      8,380,268
  Simi Valley CDA, Commercial Mortgage Revenue, Sycamore
 Plaza II, 8.20%, 9/01/12                                                        3,000,000      3,007,920
  Simi Valley SFRMR, Series A, 7.70%, 3/01/25                                    1,370,000      1,488,560
  Snowline Joint USD, COP, 7.25%, 4/01/18                                        1,000,000      1,079,530
  Soledad RDA, Refunding, Tax Allocation, Soledad Redevelopment
 Project, 7.40%, 11/01/12                                                        4,035,000      4,477,155
  Sonoma County Office of Education, COP, Series 1990,
 Pre-Refunded, 7.375%, 7/01/20                                                   1,745,000      1,926,812
  South Coast Air Quality Management District Revenue, Building Corp.,
 Installment Sale Headquarters,
 Series 1992, 6.00%, 8/01/09                                                     5,280,000      5,657,362
  South Gate Public Finance Authority Revenue, Tax Allocation,
 Pre-Refunded, Series A-1, 7.60%, 9/01/09                                        3,225,000      3,446,106
  South Gate Redevelopment Project No. 1, AMBAC Insured, 5.875%, 9/01/24         8,505,000      8,811,605
  South Napa Waste Management Authority Revenue, Solid Waste
 Transfer Facilities Project, 6.50%, 2/15/14                                     4,500,000      4,733,460
  South Orange County Public Financing Authority, Special Tax Revenue,
   Foothill Area, Series C, FGIC Insured, 5.75%, 8/15/18                         5,000,000      5,135,800
   Refunding, Senior Lien, Series A, MBIA Insured, 6.00%, 9/01/18               18,850,000     19,742,171
  South San Francisco 1915 Act, Gateway AD No. ST-82-2,
   8.00%, 9/02/98                                                                1,260,000      1,286,699
   8.00%, 9/02/99                                                                1,335,000      1,386,157
   8.00%, 9/02/00                                                                1,455,000      1,510,145
   8.00%, 9/02/01                                                                1,570,000      1,628,828
   8.00%, 9/02/02                                                                1,675,000      1,737,059
  Southern California HFA, SFMR, GNMA Secured,
   7.625%, 10/01/22                                                              3,815,000      4,016,318
   7.75%, 3/01/24                                                                6,330,000      6,711,383
   Series A, 6.75%, 9/01/22                                                        830,000        880,140
   Series B, 6.90%, 10/01/24                                                     1,220,000      1,293,822
  Southern California Public Power Authority Revenue,
   Multi-Purpose Projects, 6.75%, 7/01/13                                       10,000,000     11,499,200
   Multi-Purpose Projects, 6.00%, 7/01/18                                       29,645,000     30,014,673
  Southern California Public Power Authority Revenue, (cont.)
   Refunding, Hydroelectric-Hoover Uprating, 6.00%, 10/01/17                   $ 7,795,000    $ 7,910,678
   Refunding, Power Project, Series A, AMBAC Insured, 5.00%, 7/01/15            11,000,000     10,871,630
   Refunding, Power Project, Series A, FSA Insured, 5.00%, 7/01/15               6,960,000      6,752,314
   San Juan Project, Unit 3, Series A, MBIA Insured, 5.00%, 1/01/20              6,790,000      6,448,599
   Sub-Crossover Refunding, Southern Transmission Project, 6.125%, 7/01/18      51,035,000     52,777,845
   Sub-Crossover Refunding, Southern Transmission Project, 5.50%, 7/01/20       19,785,000     19,630,875
   Sub-Crossover Refunding, Southern Transmission Project, 5.75%, 7/01/21       22,530,000     22,765,664
   Sub-Crossover Refunding, Southern Transmission Project,
 MBIA Insured, 5.75%, 7/01/21                                                   16,335,000     16,689,960
  Southern Kern USD, COP, Pre-Refunded, 7.10%, 9/01/17                           2,250,000      2,571,255
  Standard Elementary School District, COP, 7.375%, 6/01/11                      1,390,000      1,483,742
  Stanislaus Solid Waste and Energy Finance Authority Revenue, 7.30%, 1/01/99    3,500,000      3,600,660
  Stockton 1915 Act, Limited Obligation, Weber/Sperry Ranch Project No. 8,
   8.30%, 9/02/07                                                                  295,000        287,876
   8.30%, 9/02/08                                                                  345,000        336,772
   8.40%, 9/02/09                                                                  380,000        371,047
   8.40%, 9/02/10                                                                  475,000        463,942
   8.40%, 9/02/11                                                                  545,000        532,481
   8.40%, 9/02/12                                                                  620,000        605,901
   8.40%, 9/02/13                                                                  705,000        689,116
  Stockton Central Parking District, Refunding, Series 1991, 7.90%, 8/01/11      5,700,000      5,726,733
  Stockton, East Water District COP, Series B,
   7.45%, 4/01/05                                                               28,575,000     49,454,753
   Refunding, 6.40%, 4/01/22                                                    20,000,000     21,552,400
  Stockton Health Facilities Revenue,
   Refunding, Dameron Hospital Association, Series 1988, 8.30%, 12/01/14        12,000,000     12,303,720
   St. Joseph Medical Center, Series A, MBIA Insured, 5.50%, 6/01/23             5,000,000      5,028,950
  Stockton Port District Revenue, Series A,
   Port Facilities Improvement, Pre-Refunded, 8.10%, 1/01/14                     2,250,000      2,318,153
   Refunding & Improvement, FSA Insured, 5.95%, 7/01/17                          5,095,000      5,376,754
  Stockton Public Financing Authority, Special Tax, CFD No. 90-4, 8.50%, 9/01/16 8,000,000      8,541,680
  Stockton, South Stockton Special Tax, CFD No. 90-1, Pre-Refunded,
   8.10%, 9/01/09                                                                3,000,000      3,175,050
   8.125%, 9/01/15                                                               5,400,000      5,716,278
  Stockton Special Tax,
   CFD No. 1, Weston Ranch, 7.80%, 9/01/99                                         455,000        459,987
   CFD No. 1, Weston Ranch, 7.85%, 9/01/00                                         545,000        549,469
   CFD No. 1, Weston Ranch, 7.90%, 9/01/01                                         635,000        640,207
   CFD No. 1, Weston Ranch, 7.95%, 9/01/02                                         680,000        685,569
   CFD No. 1, Weston Ranch, 7.95%, 9/01/03                                         625,000        630,119
   CFD No. 1, Weston Ranch, 8.00%, 9/01/09                                       7,910,000      7,974,783
   CFD No. 1, Weston Ranch, 8.10%, 9/01/14                                      11,890,000     11,987,260
   CFD No. 90-2, Series 002, 7.30%, 8/01/00                                        725,000        786,893
   CFD No. 90-2, Series 002, 7.35%, 8/01/01                                        780,000        861,541
   CFD No. 90-2, Series 002, 7.40%, 8/01/02                                        835,000        923,393
   CFD No. 90-2, Series 002, 7.45%, 8/01/03                                        895,000        990,926
   CFD No. 90-2, Series 002, 7.50%, 8/01/04                                        965,000      1,069,712
  Stockton Special Tax, (cont.)
   CFD No. 90-2, Series 002, 7.70%, 8/01/09                                    $ 3,000,000    $ 3,341,400
   CFD No. 90-2, Series 006, 7.75%, 8/01/15                                      3,000,000      3,150,660
   CFD No. 90-2, Series 305, Brookside, 8.50%, 8/01/09                           1,430,000      1,622,979
   CFD No. 90-2, Series 305, Brookside, 8.65%, 8/01/15                           2,710,000      3,086,473
  Suisun City COP,
   Civic Center Financing Project, Pre-Refunded, 9.125%, 11/01/15                2,205,000      2,258,273
   Refunding, Civic Center Project, 6.45%, 11/01/15                              2,105,000      2,208,271
  Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project,
 Refunding, MBIA Insured,
   6.00%, 10/01/18                                                               3,285,000      3,465,379
   5.90%, 10/01/23                                                               3,510,000      3,643,836
  Sunnyvale Financing Authority Revenue, Utilities, Waste Water Reuse
 and Sludge, Series A, 6.30%, 10/01/12                                           4,735,000      4,925,631
  Tehachapi COP, Series 1990, 8.20%, 11/01/20                                    2,500,000      2,724,300
  Tehachapi, Cummings County Water District, COP, Capital Improvement
 Project, MBIA Insured,
 6.30%, 8/01/14                                                                  3,000,000      3,224,520
  Tehachapi USD, COP, Tompkins Elementary School Project,
 Pre-Refunded, 7.80%, 2/01/21                                                    2,325,000      2,628,924
  Temecula Valley USD,
   Series D, FGIC Insured, 6.00%, 9/01/14                                        1,250,000      1,311,050
   Series D, FGIC Insured, 6.125%, 9/01/19                                       3,110,000      3,284,284
   Series E, FSA Insured, 6.35%, 9/01/19                                         5,460,000      5,972,749
  Thousand Oaks RDA, Tax Allocation, Refunding, Thousand Oaks Blvd.
 Redevelopment, MBIA Insured,
 5.375%, 12/01/25                                                               24,485,000     24,359,882
  Thousand Oaks SFHMR, GNMA Secured,
   7.45%, 9/01/10                                                                  285,000        303,251
   7.55%, 9/01/15                                                                  410,000        432,648
   7.625%, 3/01/23                                                               1,140,000      1,231,097
   8.00%, 9/01/23                                                                  157,000        272,395
  Torrance Hospital Revenue, Refunding,
   Little Co. of Mary Hospital, 6.875%, 7/01/15                                  3,790,000      4,107,867
   Torrance Memorial Hospital Medical Center, 6.75%, 1/01/12                     2,000,000      2,025,800
  Torrance RDA, Refunding, Tax Allocation, Industrial Redevelopment
 Project, 7.75%, 9/01/13                                                         7,500,000      7,854,525
  Trabuco Canyon Public Financing Authority, Special Tax Revenue,
 Refunding, FSA Insured,
   Series A, 6.00%, 10/01/10                                                    13,775,000     15,218,758
   Series A, 6.10%, 10/01/15                                                    13,220,000     14,665,343
   Series C, 6.00%, 7/01/12                                                      3,040,000      3,350,810
   Series C, 6.10%, 10/01/19                                                     5,215,000      5,814,204
  Tracy Area Public Facilities Financing Agency, Special Tax, CFD No. 8,
   Refunding, Series H, MBIA Insured, 5.875%, 10/01/19                          18,250,000     19,023,070
   Series C, Pre-Refunded, 7.80%, 10/01/16                                       5,000,000      5,616,950
  Travis USD, COP, Foxboro Elementary School Construction Project,
   6.00%, 9/01/99                                                                  320,000        330,160
   6.10%, 9/01/00                                                                  335,000        350,383
   6.20%, 9/01/01                                                                  355,000        375,753
   6.30%, 9/01/02                                                                  170,000        182,181
   6.40%, 9/01/03                                                                  405,000        439,065
   6.50%, 9/01/04                                                                  430,000        467,449
   6.60%, 9/01/05                                                                  455,000        494,508
  Travis USD, COP, Foxboro Elementary School Construction Project, (cont.)
   6.70%, 9/01/06                                                                $ 490,000      $ 532,419
   7.00%, 9/01/12                                                                3,670,000      3,935,451
  Tri-Cities Municipal Water District, COP, Special District Lease
 Program, Series T, 6.55%, 12/01/17                                              2,665,000      2,727,414
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA
 Insured, 5.625%, 2/15/17                                                        5,000,000      5,103,950
  Tri-Dam Power Authority Revenue, Refunding, Hydroelectric Sand Bar
 Project, 7.50%, 1/01/17                                                        49,525,000     51,519,372
  Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
   6.60%, 4/01/11                                                                2,565,000      2,680,348
   6.75%, 4/01/23                                                                4,000,000      4,188,720
  Truckee-Donner PUD, COP, Water System Improvement Project, MBIA
 Insured, Pre-Refunded,
 6.75%, 11/15/21                                                                   500,000        558,760
  Tulare County COP,
   Capital Improvement Program, Series A, MBIA Insured, 6.00%, 2/15/16           4,250,000      4,498,540
   Financing Project, Series B, 6.875%, 11/15/12                                 1,100,000      1,176,615
  University of California COP, Refunding, UCLA Center Chiller/Cogeneration Project,
   5.50%, 11/01/17                                                              13,940,000     14,120,523
   5.60%, 11/01/20                                                              14,880,000     15,120,610
  University of California Revenues,
   Multi Purpose Projects, Series D, MBIA Insured, 6.30%, 9/01/15                5,975,000      6,427,367
   Multi Purpose Projects, Series D, MBIA Insured, 6.375%, 9/01/19               7,540,000      8,135,283
   Multi Purpose Projects, Series D, MBIA Insured, 6.375%, 9/01/24              44,995,000     48,444,767
   Refunding, Multi Purpose Projects, Series C, AMBAC Insured, 5.00%, 9/01/23   17,545,000     16,547,918
   Research Facilities, Series B, 6.55%, 9/01/24                                26,780,000     28,611,484
   U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/20                     45,385,000     46,811,904
   U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/24                     15,500,000     15,987,320
  Upland COP, Refunding,
   5.50%, 1/01/07                                                                4,935,000      5,137,680
   San Antonio Community Hospital, 5.70%, 1/01/11                               11,210,000     11,696,962
  Upland Hospital Revenue, COP, San Antonio Community Hospital,
 Pre-Refunded, 7.80%, 1/01/18                                                    6,500,000      6,929,975
  Upland Housing Authority Revenue, Series 1990, Issue A, 7.85%, 7/01/20         4,440,000      4,598,597
  Upland Public Financing Authority Revenue, Refunding, Loan Agency, Series B,
   8.10%, 12/01/08                                                               2,500,000      2,620,975
   8.25%, 12/01/15                                                              10,645,000     11,177,676
  Vacaville COP, Pre-Refunded, 9.40%, 10/01/15                                  12,445,000     14,383,433
  Vacaville Public Financing Authority Revenue, Local Agency, 8.65%, 9/02/18    75,775,000     78,508,962
  Vacaville Special Tax, Nut Tree, CFD No. 2, Series A,
   8.25%, 9/01/10                                                                1,885,000      1,978,270
   8.20%, 9/01/15                                                                1,000,000      1,048,600
  Val Verde USD, COP,
   Thomas Rivera Middle School, 6.50%, 6/01/22                                   7,315,000      8,198,652
   Vista Verde Project, 6.95%, 6/01/21                                           2,785,000      3,098,062
  Val Verde USD, COP, Solano County Fairgrounds Drive, AD No. 65, Phase 1,
   7.90%, 9/02/99                                                                  255,000        264,221
   8.00%, 9/02/00                                                                  275,000        285,258
   8.05%, 9/02/01                                                                  295,000        305,939
   8.05%, 9/02/02                                                                  320,000        331,731
   8.10%, 9/02/03                                                                  340,000        352,390
  Val Verde USD, COP, Solano County Fairgrounds Drive, AD No. 65, Phase 1, (cont.)
   8.10%, 9/02/04                                                                $ 370,000      $ 383,327
   8.15%, 9/02/05                                                                  400,000        414,320
   8.15%, 9/02/06                                                                  430,000        445,213
   8.15%, 9/02/07                                                                  465,000        481,256
   8.20%, 9/02/08                                                                  505,000        522,544
   8.20%, 9/02/09                                                                  545,000        563,819
   8.20%, 9/02/10                                                                  590,000        610,373
   8.20%, 9/02/11                                                                  640,000        661,965
  Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19  2,485,000      2,526,500
  Vallejo Revenue, Series A,
   Golf Course Project, 7.90%, 6/01/17                                           6,000,000      6,085,800
   Refunding, Water Improvement Project, FSA Insured, 5.875%, 5/01/26            6,500,000      6,820,775
  Vallejo USD, Special Tax Revenue, CFD No. 2,
   7.75%, 9/01/15                                                                2,300,000      2,388,021
   8.125%, 9/01/16                                                               5,100,000      5,389,680
  Victor Valley UHSD, COP, Pre-Refunded, 7.875%, 11/01/12                        5,100,000      5,753,820
  Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment Project,
   Pre-Refunded, 7.50%, 11/01/06                                                 1,200,000      1,371,084
   Refunding, Series A, FSA Insured, 6.125%, 9/01/19                             2,405,000      2,554,038
   Refunding, Series A, FSA Insured, 6.125%, 9/01/24                             3,245,000      3,435,319
  Vista Community Development Commission, Tax Allocation Revenue,
 Vista Redevelopment Project Area,
 MBIA Insured, 5.50%, 9/01/23                                                   11,810,000     11,827,125
  Vista Joint Powers Financing Authority Revenue,
   Refunding, Lease, MBIA Insured, 5.625%, 5/01/16                               5,000,000      5,091,350
   Series A, 7.45%, 1/01/09                                                      4,000,000      4,245,200
   Series A, 7.50%, 1/01/16                                                      9,100,000      9,663,381
   Series A, 7.625%, 2/01/20                                                     3,675,000      3,910,310
  Walnut Improvement Agency, RMR, Series A, 10.25%, 5/01/17                        200,000        212,268
  Walnut Improvement Agency, Tax Allocation, Walnut Improvement Project, Series A,
   8.00%, 9/01/18                                                                1,665,000      1,745,403
   Pre-Refunded, 8.00%, 9/01/18                                                  9,135,000      9,668,484
  Walnut Public Financing Authority Revenue, Refunding, Tax Allocation,
 Improvement Project, MBIA Insured,
 6.50%, 9/01/22                                                                  8,285,000      9,021,702
  Washington Township Hospital District Revenue, AMBAC Insured, 5.25%, 7/01/23   5,000,000      4,923,200
  Watsonville Hospital Revenue, Watsonville Community Hospital, Insured, Series A,
 6.30%, 7/01/15                                                                  3,990,000      4,290,208
 6.35%, 7/01/24                                                                  5,435,000      5,843,005
  Watsonville RDA, Tax Allocation, Watsonville Redevelopment
   Project, 6.30%, 8/01/06                                                       1,745,000      1,750,183
West Basin Municipal Water District Revenue, COP, Refunding, 1992 Project,
 Series A, AMBAC Insured,
 5.50%, 8/01/22                                                                  4,000,000      4,030,800
  West Covina RDA, Special Tax, CFD No. 1, Pre-Refunded, 7.80%, 9/01/22         23,000,000     25,026,760
  West Hollywood COP, Capital Projects, Series A, 6.50%, 2/01/25                 9,255,000      9,498,129
  West Sacramento 1915 Act, Raleys Landing AD,
   7.90%, 9/02/08                                                                  360,000        372,211
   7.95%, 9/02/09                                                                  630,000        651,496
   7.95%, 9/02/10                                                                  835,000        862,964
  West Sacramento 1915 Act, Raleys Landing AD, (cont.)
   7.95%, 9/02/11                                                                $ 900,000      $ 930,141
   7.95%, 9/02/12                                                                  970,000      1,002,485
   7.95%, 9/02/13                                                                1,045,000      1,079,997
  West Sacramento Financing Authority Revenue, MBIA Insured, 6.25%, 9/01/24     15,550,000     16,837,229
  West Sacramento RDA, Tax Allocation, West Sacramento Redevelopment
 Project, MBIA Insured,
 6.25%, 9/01/21                                                                  4,725,000      5,008,358
  Westminster RDA Revenue, Refunding, Tax Allocation, Commercial
 Redevelopment Project No. 1,
 Series A, 7.30%, 8/01/21                                                        6,455,000      7,041,889
  Whittier Special Tax, CFD No. 8, 7.75%, 9/01/19                                5,095,000      5,327,638
  William S. Hart Joint School Financing Authority, Special Tax Revenue,
 Refunding, Community Facilities,
 FSA Insured, 6.50%, 9/01/14                                                     4,000,000      4,425,320
  William S. Hart Union High School District, Special Tax, CFD No. 8, Pre-Refunded,
   7.75%, 9/01/14                                                                1,210,000      1,316,698
   8.10%, 9/01/18                                                                3,225,000      3,414,695
  Yucaipa-Sweetwater School Facilities Financing Authority Revenue,
 Special Tax, Sweetwater Project,
 Pre-Refunded, 8.00%, 9/01/15                                                   14,775,000     15,773,938
                                                                                           ---------------
  Total Bonds (Cost $12,999,767,077)                                                       13,766,192,343
                                                                                           ---------------
  cZero Coupon/Step-up Bonds 6.5%
  Anaheim Public Financing Authority, Lease Revenue, Public Improvements
 Project, Sub-Series C,
 FSA Insured, (original accretion rate 6.02%), 09/01/33                         15,000,000      2,021,100
  Auburn Union School District, COP, Land Acquisition Program, Series A,
 FSA Insured, zero coupon
 to 9/01/00, (original accretion rate 7.00%), 7.00% thereafter, 9/01/28          2,965,000      2,628,532
  Baldwin Park RDA, Refunding, Tax Allocation, San Gabriel, Series A, ETM,
   (original accretion rate 7.50%), 2/01/99                                        540,000        511,801
   (original accretion rate 7.60%), 2/01/00                                        550,000        499,620
   (original accretion rate 7.70%), 2/01/01                                        560,000        485,755
   (original accretion rate 7.75%), 2/01/02                                        565,000        467,600
   (original accretion rate 7.80%), 2/01/03                                        570,000        450,386
   (original accretion rate 7.85%), 2/01/04                                        575,000        432,003
   (original accretion rate 7.90%), 2/01/05                                        585,000        418,597
  Burton Elementary School District, COP, Loan Acquisition, Capital
 Appreciation, FSA Insured,
   Series A, zero coupon to 9/01/98, (original accretion rate 6.60%),
 6.60% thereafter, 9/01/27                                                         830,000        817,044
   Series B, zero coupon to 9/01/00, (original accretion rate 6.60%),
 6.60% thereafter, 9/01/27                                                         300,000        259,518
  California Health Facilities Financing Authority Revenue, Kaiser
 Permanente, Series A,
 (original accretion rate 7.15%), 10/01/11                                      13,970,000      6,663,690
  California HFA Revenue, Home Mortgage,
   Capital Appreciation, Series A, (original accretion rate 10.989%), 8/01/16      615,000         82,336
   Capital Appreciation, Series A, (original accretion rate 7.90%), 8/01/23     54,765,000      7,571,261
   Series C, (original accretion rate 7.80%), 8/01/21                           37,580,000      6,075,559
  California Public School District, Financing Authority Lease Revenue,
 Los Banos School, FSA Insured,
   Series A, zero coupon to 10/01/00, (original accretion rate 6.20%),
 6.20% thereafter, 10/01/23                                                        455,000        394,476
   Series B, zero coupon to 10/01/00, (original accretion rate 6.20%),
 6.20% thereafter, 10/01/23                                                     10,035,000      8,700,144
  California State GO,
   Principal Eagles II, Series 3, (original accretion rate 7.15%), 3/01/09       7,500,000      4,226,325
   Principal Eagles II, Series 4, (original accretion rate 6.50%), 6/01/06      10,000,000      6,676,000
  California State GO, (cont.)
   Principal Eagles II, Series 6, (original accretion rate 6.50%), 3/01/09     $ 5,000,000    $ 2,855,450
   Principal M-Raes, Series 8, (original accretion rate 7.20%), 4/01/09          9,000,000      5,050,440
  California Statewide CDA Revenue, COP, Refunding, Insured Hospital,
 Triad Health Care,
   (original accretion rate 7.00%), 8/01/09                                      6,450,000      3,383,348
   (original accretion rate 7.00%), 8/01/10                                      6,745,000      3,329,467
   (original accretion rate 7.00%), 8/01/11                                      3,115,000      1,445,516
  Campbell Union School District, Series B, FGIC Insured,
   (original accretion rate 6.20%), 8/01/20                                      5,000,000      1,448,950
   (original accretion rate 6.20%), 8/01/21                                      6,280,000      1,723,797
  Chino USD, COP, Land Acquisition, FSA Insured,
   Series A, zero coupon to 9/01/99, (original accretion rate 6.60%),
 6.60% thereafter, 9/01/14                                                       2,250,000      2,101,005
   Series A, zero coupon to 9/01/99, (original accretion rate 6.70%),
 6.70% thereafter, 9/01/29                                                      11,855,000     11,047,912
   Series B, zero coupon to 9/01/02, (original accretion rate 6.60%),
 6.60% thereafter, 9/01/14                                                       2,810,000      2,172,889
   Series B, zero coupon to 9/01/02, (original accretion rate 6.70%),
 6.70% thereafter, 9/01/29                                                       8,485,000      6,529,632
  Contra Costa County COP, Merrithew Memorial Hospital, ETM,
 (original accretion rate 7.05%), 11/01/15                                       6,810,000      2,576,223
  Contra Costa County Home Mortgage Finance Authority, HMR,
 MBIA Insured, Pre-Refunded,
   (original accretion rate 7.05%), 9/01/17                                     10,770,000      2,120,612
   (original accretion rate 7.05%), 9/01/17                                      5,890,000      1,197,377
   (original accretion rate 7.10%), 9/01/17                                      9,635,000      2,001,863
   (original accretion rate 7.10%), 9/01/17                                      8,615,000      1,895,557
   (original accretion rate 7.10%), 9/01/17                                      8,095,000      1,735,648
   (original accretion rate 7.10%), 9/01/17                                      7,700,000      1,792,482
   (original accretion rate 7.10%), 9/01/17                                      7,135,000      1,619,644
   (original accretion rate 7.10%), 9/01/17                                      6,275,000      1,506,752
  Contra Costa School Financing Authority Revenue, Capital Appreciation,
   Antioch USD Community, Series B, (original accretion rate 7.30%), 9/01/07     1,785,000      1,032,532
   Vista USD, Series A, FSA Insured, Pre-Refunded,
 (original accretion rate 6.50%), 9/01/03                                        1,000,000        773,780
   Vista USD, Series A, FSA Insured, Pre-Refunded,
 (original accretion rate 7.00%), 9/01/17                                        3,820,000      1,122,621
  Desert Sands USD, COP, Capital Projects, FSA Insured,
 (original accretion rate 6.381%) 3/01/20                                        6,820,000      5,583,124
  Fairfield-Suisun USD, Special Tax, CFD No. 1, zero coupon to 12/01/97,
 (original accretion rate 10.50%),
 10.50% thereafter, 12/01/23                                                     4,325,000      4,384,080
  Fontana USD, Series D, FGIC Insured, (original accretion rate 5.80%), 5/01/17  5,000,000      4,453,900
  Foothill/Eastern Transportation Corridor Agency, California Toll Road
 Revenue, Senior Lien, Series A,
   (original accretion rate 6.00%), 1/01/09                                     10,000,000      7,083,500
   (original accretion rate 6.55%), 1/01/12                                      8,000,000      5,749,600
   (original accretion rate 6.734%), 1/01/14                                     5,500,000      3,975,014
   (original accretion rate 7.07%), 1/01/25                                     20,000,000      4,212,400
   (original accretion rate 7.00%), 1/01/26                                     23,000,000      4,574,930
   (original accretion rate 7.00%), 1/01/27                                     10,000,000      1,878,600
   (original accretion rate 6.98%), 1/01/29                                     18,000,000      3,016,080
  Kern County Housing Authority, RRMR, Series A, (original
 accretion rate 10.875%), 3/01/17                                                4,705,000        607,885
  Los Angeles Convention and Exhibition Center Authority, COP, Series 1985, ETM,
 (original accretion rate 6.85%), 12/01/05                                      26,750,000     18,382,064
  Los Angeles County Transportation Commission Sales Tax Revenue,
 Refunding, Capital Appreciation, Series A,
   MBIA Insured, (original accretion rate 7.30%), 7/01/04                        4,895,000      3,526,750
   (original accretion rate 7.25%), 7/01/03                                      4,895,000      3,273,628
  Los Angeles HMR, Series A, GNMA Secured, (original accretion
 rate 8.50%), 8/25/16                                                          $ 2,625,000      $ 545,291
  Los Banos USD, COP, Series B, MBIA Insured, (original accretion
 rate 6.50%), 8/01/16                                                            5,000,000      4,077,200
  Monterey Park CRDA, Tax Allocation Project No. 1, Pre-Refunded,
 (original accretion rate 8.20%), 5/01/14                                       38,500,000     11,091,080
  Moreno Valley USD, COP, Land Acquisition, FSA Insured, Series F,
 zero coupon to 9/01/98,
 (original accretion rate 6.75%), 6.75% thereafter, 9/01/27                      7,680,000      7,632,461
  Orange County COP, Juvenile Justice Center Project, Pre-Refunded,
   (original accretion rate 7.50%), 6/01/01                                      3,280,000      2,777,241
   (original accretion rate 7.55%), 6/01/02                                      3,280,000      2,576,373
   (original accretion rate 7.60%), 6/01/03                                      3,280,000      2,387,708
   (original accretion rate 7.60%), 6/01/04                                      3,280,000      2,216,098
   (original accretion rate 7.70%), 6/01/10                                      4,715,000      2,014,720
   (original accretion rate 7.70%), 6/01/11                                      4,715,000      1,868,130
   (original accretion rate 7.70%), 6/01/12                                      4,715,000      1,732,196
  Paramount USD, COP, Land  Acquisition,  Series B, FSA Insured,  zero coupon to
 9/01/01,
   (original accretion rate 6.85%), 6.85% thereafter, 9/01/14                    1,695,000      1,371,730
   (original accretion rate 7.00%), 7.00%, thereafter, 9/01/29                   7,675,000      6,200,018
  Pasadena Special Tax, CFD No. 1, Civic Center West,
 (original accretion rate 7.70%), 12/01/17                                       4,090,000      1,081,191
  Perris SFMR, Series A, GNMA Secured, ETM, (original
 accretion rate 8.705%), 6/01/23                                                19,095,000      4,458,110
  Placer Hills Union Elementary School District, COP, Series B, zero coupon to 3/01/00,
 (original accretion rate 7.125%), 7.125% thereafter, 3/01/19                      510,000        465,201
  Placer Union High School District, COP, Series A, zero coupon to 3/01/00,
 (original accretion rate 7.125%),
 7.125% thereafter, 3/01/19                                                      2,095,000      1,910,974
  Rancho Water District Financing Authority Revenue, AMBAC Insured,
   (original accretion rate 6.80%), 8/15/08                                      1,250,000        738,662
   (original accretion rate 6.80%), 8/15/09                                      1,250,000        695,650
   (original accretion rate 6.90%), 8/15/16                                      8,605,000      3,085,924
   (original accretion rate 6.90%), 8/15/17                                     13,605,000      4,620,801
   (original accretion rate 6.90%), 8/15/18                                     13,605,000      4,376,320
  Rialto  USD,  COP,  Land  Acquisition,  Capital  Appreciation,  Series  B, FSA
 Insured, zero coupon to 9/01/00
   (original accretion rate 6.60%), 6.60% thereafter, 9/01/11                    1,440,000      1,211,975
   (original accretion rate 6.70%), 6.70% thereafter, 9/01/27                    5,095,000      4,270,068
  Riverside County Asset Leasing Corp., Leasehold Revenue, Riverside
 County Hospital Project, MBIA Insured
 (original accretion rate 6.00%), 6/01/24                                       13,005,000      2,936,658
  Riverside County Board of Education, COP, Financing Projects, Series A,
 (original accretion rate 6.75%), 11/01/05                                       1,250,000        833,524
  Riverside County SFMR, GNMA Secured, ETM,
   Series A, (original accretion rate 8.50%), 9/01/14                           20,220,000      8,011,567
   Series A, (original accretion rate 8.55%), 11/01/20                          25,055,000      6,772,115
   Series B, (original accretion rate 8.75%), 6/01/23                           26,160,000      6,107,574
  Riverside USD, COP, Series B, FSA Insured,  zero coupon to 9/01/98,  (original accretion rate 7.375%),
 7.375% thereafter, 9/01/26                                                      5,555,000      5,508,004
  Rocklin USD, Series A, FGIC Insured,
   (original accretion rate 7.10%), 9/01/08                                      3,660,000      2,146,700
   (original accretion rate 7.10%), 9/01/09                                      4,100,000      2,263,568
   (original accretion rate 7.10%), 9/01/10                                      4,595,000      2,383,242
   (original accretion rate 7.10%), 9/01/11                                      5,145,000      2,519,042
  Rocklin USD, Series A, FGIC Insured, (cont.)
   (original accretion rate 7.10%), 9/01/12                                    $ 5,760,000    $ 2,640,383
   (original accretion rate 7.10%), 9/01/16                                     33,960,000     12,284,011
  Roseville City School District, Series A,
   (original accretion rate 6.50%), 8/01/11                                      3,115,000      1,503,050
   (original accretion rate 6.60%), 8/01/17                                     30,770,000     10,312,565
  Roseville Joint Union High School District, Series A,
   (original accretion rate 6.50%), 8/01/10                                      1,820,000        931,511
   (original accretion rate 6.50%), 8/01/11                                      1,965,000        948,151
   (original accretion rate 6.60%), 8/01/17                                     18,155,000      6,084,647
  San Bernardino County COP, West Valley Detention Center Project,
 Pre-Refunded,
   (original accretion rate 7.30%), 11/01/00                                     3,270,000      2,796,143
   (original accretion rate 7.35%), 11/01/01                                     3,270,000      2,598,931
   (original accretion rate 7.40%), 11/01/02                                     3,170,000      2,339,491
   (original accretion rate 7.45%), 11/01/03                                     3,250,000      2,225,080
   (original accretion rate 7.50%), 11/01/04                                     3,135,000      1,989,157
  San Francisco City and County RDA Lease Revenue, George R. Moscone
 Center, Capital Appreciation,
   (original accretion rate 6.90%), 7/01/05                                     12,820,000      8,811,826
   (original accretion rate 6.90%), 7/01/06                                     11,320,000      7,318,832
   (original accretion rate 6.95%), 7/01/07                                      4,570,000      2,784,363
   (original accretion rate 6.95%), 7/01/08                                      7,785,000      4,461,038
   Pre-Refunded, (original accretion rate 8.50%), 7/01/16                       16,300,000      4,498,800
   Pre-Refunded, (original accretion rate 8.50%), 7/01/17                       16,300,000      4,139,547
   Pre-Refunded, (original accretion rate 8.50%), 7/01/18                       16,300,000      3,808,983
   zero coupon to 7/01/02, (original accretion rate 8.50%), 8.50%
 thereafter, 7/01/14                                                            46,000,000     38,165,280
  San Francisco City and County SFMR, Series 1985, (original accretion
 rate 10.375%), 10/01/18                                                         6,335,000        760,706
  San Gabriel USD, COP, Facilities Development Program,
 Series B, FSA Insured,
 (original accretion rate 7.15%), 9/01/29                                        2,250,000      1,735,290
  San Joaquin Hills Transportation Corridor Agency, Toll Road
 Revenue, Senior Lien,
   (original accretion rate 6.95%), 1/01/25                                      5,700,000      1,334,768
   (original accretion rate 7.75%), 1/01/28                                     33,545,000      6,694,575
   (original accretion rate 7.75%), 1/01/29                                     37,050,000      7,010,601
     bRefunding, Series A, (original accretion rate 5.612%), 1/15/16            19,500,000     11,677,770
     bRefunding, Series A, (original accretion rate 5.661%), 1/15/17            17,000,000     10,134,550
     bRefunding, Series A, (original accretion rate 5.661%), 1/15/18            60,000,000     35,769,000
     bRefunding, Series A, (original accretion rate 5.711%), 1/15/19            57,000,000     33,827,790
     bRefunding, Series A, (original accretion rate 5.71%), 1/15/20             80,000,000     47,477,600
     bRefunding, Series A, (original accretion rate 5.76%), 1/15/22             90,000,000     53,172,000
     bRefunding, Series A, (original accretion rate 5.76%), 1/15/23             80,000,000     47,264,000
     bRefunding, Series A, (original accretion rate 5.76%), 1/15/24             80,000,000     47,264,000
   zero coupon to 1/01/02, (original accretion rate 7.50%), 7.50%
 thereafter, 1/01/09                                                            21,585,000     20,437,756
   zero coupon to 1/01/02, (original accretion rate 7.55%), 7.55%
 thereafter, 1/01/10                                                            10,745,000     10,196,897
   zero coupon to 1/01/02, (original accretion rate 7.60%), 7.60%
 thereafter, 1/01/11                                                            25,935,000     24,667,556
   zero coupon to 1/01/02, (original accretion rate 7.65%), 7.65%
 thereafter, 1/01/12                                                            25,215,000     24,036,451
   zero coupon to 1/01/02, (original accretion rate 7.65%), 7.65%
 thereafter, 1/01/13                                                            27,350,000     26,071,661
   zero coupon to 1/01/02, (original accretion rate 7.70%), 7.70
% thereafter, 1/01/14                                                            7,470,000      7,136,837
   zero coupon to 1/01/02, (original accretion rate 7.70%), 7.70%
 thereafter, 1/01/15                                                            60,155,000     57,472,086
  Santa Ana HMR, Series A, FGIC Insured, zero coupon to 6/01/98,
 (original accretion rate 9.50%),
 9.50% thereafter, 6/01/12                                                        $ 60,000       $ 56,287
  Santa Cruz County Housing Authority, MFHR, Dominican Oaks,
 Series 1987, GNMA Secured,
 (original accretion rate 9.00%), 6/20/29                                       26,310,000      1,664,107
  Simi Valley SFRMR, Series A, (original accretion rate 8.00%), 9/01/25          1,910,000        219,706
  Southern California Public Power Authority Revenue, Refunding,
 Series A, AMBAC Insured,
   (original accretion rate 7.25%), 7/01/11                                     12,000,000      5,847,000
   (original accretion rate 7.25%), 7/01/12                                     16,890,000      7,798,957
   (original accretion rate 7.25%), 7/01/13                                     16,000,000      6,957,280
  Stockton East Water District, COP, Refunding, Series A,
 AMBAC Insured,
 (original accretion rate 7.00%), 4/01/16                                      103,885,000     35,314,666
                                                                                            --------------
  Total Zero Coupon/Step-up Bonds (Cost $827,208,786)                                         946,075,601
                                                                                            --------------
Total Long Term Investments (Cost $13,826,975,863)                                         14,712,267,944
                                                                                            --------------
  Short Term Investments 1.6%
  dCalifornia Health Facilities Financing Authority Revenue,
   Catholic Healthcare, Series C, MBIA Insured, Weekly VRDN and Put,
 3.80%, 7/01/12                                                                 12,200,000     12,200,000
   Catholic Healthcare, Series C, MBIA Insured, Weekly VRDN and Put,
 3.80%, 7/01/20                                                                  4,650,000      4,650,000
   Refunding, St. Joseph Health System, Series A, Daily VRDN and Put,
 3.60%, 7/01/13                                                                  2,700,000      2,700,000
   St. Joseph Health System, Series B, Daily VRDN and Put,
 3.60%, 7/01/09                                                                  3,600,000      3,600,000
   Sutter Health, Series B, Daily VRDN and Put, 3.60%, 3/01/20                  10,900,000     10,900,000
  dCalifornia PCFA, Southern California Edison, Series A, Daily VRDN and Put,
 3.85%, 2/28/08                                                                    800,000        800,000
  California School Cash Reserve Program Authority, Series A, 4.75%, 7/02/98    15,000,000     15,098,700
  dChula Vista IDR, Refunding, San Diego Gas, Series A, Daily VRDN and Put,
 3.90%, 7/01/21                                                                 15,500,000     15,500,000
  dIrvine 1915 Act, Daily VRDN and Put,
   AD 92, Series A, 3.65%, 9/02/21                                               7,900,000      7,900,000
   AD 93, 3.90%, 9/02/22                                                         9,500,000      9,500,000
   AD 96, 3.90%, 9/02/22                                                        10,000,000     10,000,000
  dIrvine Ranch Water District, Daily VRDN and Put,
   Consolidated District Nos. 102, 103, 105 and 106, 3.70%, 9/01/06              3,200,000      3,200,000
   Consolidated District Nos. 105, 140, 240 and 250, 3.70%, 4/01/33              5,800,000      5,800,000
   COP, Capital Improvement Project, 3.80%, 8/01/16                              6,850,000      6,850,000
   DATES, Consolidated Bonds, Series A, 3.80%, 10/01/00                          2,400,000      2,400,000
   DATES, Consolidated Bonds, Series C, 3.80%, 10/01/10                          1,100,000      1,100,000
   Refunding, Consolidated Bonds, Series A, 3.55%, 5/01/09                       7,625,000      7,625,000
  Kern County TRAN, 7.75%, 10/01/98                                             15,000,000     15,125,400
  Los Angeles TRAN, Series A, 4.50%, 6/30/98                                    17,000,000     17,000,000
  dNorthern California Public Power Agency Revenue, Refunding,
 Geothermal Project No. 3, Series A,
 AMBAC Insured, Weekly VRDN and Put, 3.95%, 7/01/05                              3,000,000      3,000,000
  dOrange County 1915 Act, Irvine Coast AD No. 8, Daily VRDN and
 Put, 3.80%, 9/02/18                                                                           19,602,000
  dOrange County Various Sanitation Districts COP, Daily VRDN and Put,
   District Nos. 1-3, 5-7, 11, 13 and 14, Series A, Capital Improvement
 Program 1990-1992,
 3.80%, 8/01/15                                                                 18,900,000     18,900,000
   District Nos. 1-3, 6-7, and 11, Series C, FGIC Insured, 3.80%, 8/01/17        2,900,000      2,900,000
  San Diego County TRAN, 4.50%, 9/30/98                                         30,000,000     30,193,200
  dSan Francisco City and County RDA, MFHR, Refunding, Fillmore Center,
 Series A-1, Weekly VRDN and Put,
 3.60%, 12/01/17                                                                   500,000        500,000
  dTustin 1915 Act, Reassessment District No. 95-2, Series A, Daily VRDN and
 Put, 3.80%, 9/02/13                                                           $ 3,800,000    $ 3,800,000
  dWest Basin Municipal Water District Revenue, COP, Phase II, Recycled Water
 Project, Series B,
 Weekly VRDN and Put, 3.85%, 8/01/27                                            12,200,000     12,200,000
                                                                                          ----------------
 Total Short Term Investments (Cost $243,070,222)                                            243,044,300
                                                                                          ----------------
  Total Investments (Cost $14,070,046,085) 102.6%                                          14,955,312,244
  Other Assets, less Liabilities (2.6)%                                                      (380,649,448)
                                                                                          ----------------
  Net Assets 100.0%                                                                       $14,574,662,796
                                                                                          ================

PORTFOLIO ABBREVIATIONS:
1915 Act - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
BIG      - Bond Investors Guaranty Insurance Co. (Acquired by MBIA in
           1989 and no longer does business under this name)
CDA      - Community Development Agency/Authority
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
CRDA     - Community Redevelopment Agency/Authority
CSAC     - County Supervisors Association of California
DATES    - Demand Adjustable Tax-Exempt Securities
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Corp.
FHA      - Federal Housing Agency/Authority
FSA      - Financial Security Assistance (Some of the
           securities shown as FSA Insured were originally insured by Capital Guaranty Insurance Co. (CGIC) which was acquired by FSA in 1995 and no longer does business
           under this name.)
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFA      - Housing Finance Agency/Authority
HFR      - Home Financial Revenue
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDBI     - Industrial Development Bond Insurance
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MFHR     - Multi-Family Housing Revenue
MFR      - Multi-Family Revenue
MUD      - Municipal Utility District
PCFA     - Pollution Control Financing Authority
PUD      - Public Utility District
RDA      - Redevelopment Agency
RMR      - Residential Mortgage Revenue
RRMR     - Residential Rental Mortgage Revenue
SF       - Single Family
SFHMR    - Single Family Home Mortgage Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFRMR    - Single Family Residential Mortgage Revenue
TRAN     - Tax and Revenue Anticipation Notes
UHSD     - Unified High School District
USD      - Unified School District


aSee Note 6 regarding defaulted securities.
bSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.
cZero coupon/step-up bonds. The current effective yield may vary. The original accretion rate will remain constant.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Statements

Statement of Assets and Liabilities
September 30, 1997 (unaudited)

Assets:
 Investments in securities, at value (cost $14,070,046,085)                                $14,955,312,244
 Cash                                                                                           10,030,923
 Receivables:
  Investment securities sold                                                                    62,427,915
  Capital shares sold                                                                           11,839,451
  Interest                                                                                     213,144,373
                                                                                          ------------------
Total assets                                                                                15,252,754,906
                                                                                          ------------------
Liabilities:
 Payables:
Investment securities purchased                                                                653,925,542
Capital shares redeemed                                                                          2,839,884
Affiliates                                                                                       7,539,920
Shareholders                                                                                    13,621,589
 Other liabilities                                                                                 165,175
                                                                                          ------------------
Total liabilities                                                                              678,092,110
                                                                                          ------------------
 Net assets, at value                                                                      $14,574,662,796
                                                                                          ==================

Net assets consist of:
 Undistributed net investment income                                                          $ 15,601,655
 Net unrealized appreciation                                                                   885,266,159
 Accumulated net realized gain                                                                   8,881,765
 Capital shares                                                                             13,664,913,217
                                                                                          ------------------
Net assets, at value                                                                       $14,574,662,796
                                                                                          ==================
Class I:
 Net asset value per share ($14,363,359,492 O 1,967,766,351 shares outstanding)*                     $7.30
                                                                                          ==================
 Maximum offering price per share ($7.30 O 95.75%)                                                   $7.62
                                                                                          ==================
Class II:
 Net asset value per share ($211,303,304 O 28,972,465 shares outstanding)*                           $7.29
                                                                                          ==================
 Maximum offering price per share ($7.29 O 99.00% )                                                  $7.36
                                                                                          ==================





*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                                            See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 1997 (unaudited)


Investment income:
 Interest                                                         $455,567,435
                                                               -----------------
Expenses:
 Management fees (Note 5)                            $31,853,956
 Distribution fees (Note 5)
Class I                                                4,916,868
Class II .                                               565,572
 Transfer agent fees (Note 5)                          1,755,413
 Custodian fees                                           65,519
 Reports to shareholders                                 868,820
 Registration and filing fees                             80,861
 Professional fees                                       136,324
 Directors' fees and expenses                             53,352
 Other                                                   235,514
                                                    ---------------
Total expenses                                                      40,532,199
                                                               -----------------
 Net investment income                                             415,035,236
Realized and unrealized gains:
 Net realized gain from investments                                 20,852,666
 Net unrealized appreciation on investments                        392,002,799
                                                               -----------------
Net realized and unrealized gain                                   412,855,465
                                                               -----------------
Net increase in net assets resulting from operations              $827,890,701
                                                               =================

See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Statements (continued)

Statements of Changes in Net Assets for the six months ended September 30, 1997 (unaudited) and the year ended March 31, 1997

                                                                             Six months       Year ended
                                                                            ended 9/30/97       3/31/97
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income                                                      $ 415,035,236    $ 824,923,508
Net realized gain (loss) from investments                                     20,852,666      (11,759,936)
Net unrealized appreciation (depreciation) on investments                    392,002,799      (67,071,715)
                                                                           ---------------------------------
Net increase in net assets resulting from operations                         827,890,701      746,091,857
 Distributions to shareholders from:
Net investment income:
 Class I                                                                    (414,148,183)    (821,420,713)
 Class II                                                                     (4,549,514)      (4,813,000)
Net realized gains:
 Class I                                                                               --      (89,640,774)
 Class II                                                                              --         (426,581)
 Capital share transactions (Note 2):
Class I                                                                      325,657,586      489,964,332
Class II                                                                      67,760,707       91,945,286
                                                                           ---------------------------------
Net increase in net assets                                                   802,611,297      411,700,407
Net assets:
 Beginning of period                                                      13,772,051,499   13,360,351,092
                                                                           ---------------------------------
 End of period                                                           $14,574,662,796  $13,772,051,499
                                                                           =================================
Ending undistributed net investment income included in net assets           $ 15,601,655     $ 19,264,116
                                                                           =================================

See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment policy of the Fund is to provide tax-free income.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Accounting Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.


2. CAPITAL STOCK (cont.)

At September 30, 1997, there were five billion shares authorized ($0.01 par value) for each class. Transactions in the Fund's shares were as follows:

                                                     Six months ended                   Year ended
                                                    September 30, 1997                March 31, 1997
---------------------------------------------------------------------------------------------------------------
                                                   Shares        Amount            Shares        Amount
---------------------------------------------------------------------------------------------------------------
Class I Shares:
Shares sold                                     195,203,992 $1,402,443,879     235,692,887 $1,680,292,311
Shares issued in reinvestment of distributions   23,333,790    166,933,422      51,732,327    367,601,933
Shares redeemed                                (172,954,400)(1,243,719,715)   (218,672,841)(1,557,929,912)
---------------------------------------------------------------------------------------------------------------
Net increase                                     45,583,382  $ 325,657,586      68,752,373  $ 489,964,332
Class II Shares:
Shares sold                                      10,576,223   $ 76,010,348      14,504,915  $ 103,391,150
Shares issued in reinvestment of distributions      419,363      3,001,780         493,520      3,511,018
Shares redeemed                                  (1,564,792)   (11,251,421)     (2,099,714)   (14,956,882)
---------------------------------------------------------------------------------------------------------------
Net increase                                      9,430,794   $ 67,760,707      12,898,721   $ 91,945,286
---------------------------------------------------------------------------------------------------------------


3. INCOME TAXES

At March 31, 1997, the Fund had tax basis capital losses of $ 11,757,801 which may be carried over to offset future capital gains. Such losses expire in 2005.

At September 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $14,070,287,587 was as follows:

        Unrealized appreciation          $892,887,403
        Unrealized depreciation            (7,862,746)
                                        -------------------
        Net unrealized appreciation      $885,024,657
                                        ===================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of defaulted securities.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1997 aggregated $1,854,948,650 and $1,185,933,957, respectively.


5. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

        Annualized
        Fee Rate    Month-End Net Assets
        ------------------------------------------------------------------------
        0.625%      First $100 million
        0.50%       Over $100 million, up to and including $250 million
        0.45%       Over $250 million, up to and including $10 billion
        0.44%       Over $10 billion, up to and including $12.5 billion
        0.42%       Over $12.5 billion, up to and including $15 billion

Fees are further reduced on net assets over $15 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to 0.10% and 0.65% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

The Fund paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $788,470 and $52,207, respectively.

The Fund paid transfer agent fees of $1,755,413, of which $1,601,014 was paid to Investor Services.


6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 7.8% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At September 30, 1997, the Fund held one defaulted security with a value of $3,993,750 representing 0.03% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments. For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

The Fund has investments in excess of 10% of its total net assets in the state of California. Such concentration may subject the Fund more significantly to economic changes occurring within that state.




FRANKLIN CALIFORNIA TAX-FREE INCOME FUND SEMI-ANNUAL REPORT September 30, 1997

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie format the credit quality breakdown of the fund's portfolio on 9/30/97, based on total long-term investments.


AAA                           48.6%
AA                             9.6%
A                             20.7%
BBB                           20.2%
Below Investment Grade         0.9%

GRAPHIC MATERIAL (2)

This chart shows in bar format the comparison between the fund's Class I shares distribution rate of 5.51% and the taxable equivalent rate of 10.06%.

GRAPHIC MATERIAL (3)

This chart shows in bar format the comparison between the fund's Class II shares distribution rate of 5.20% and the taxable equivalent rate of 9.49%.